UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semi-annual reports to shareholders for the period ended April 30, 2024:

John Hancock Balanced Fund

John Hancock Disciplined Value International Fund

John Hancock Diversified Macro Fund

John Hancock Emerging Markets Equity Fund

John Hancock Infrastructure Fund

John Hancock Seaport Long/Short Fund

Semiannual report
John Hancock
Balanced Fund
Asset allocation
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Balanced Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
38	Financial statements
42	Financial highlights
49	Notes to financial statements
59	Statement regarding liquidity risk management
61	More information
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks current income, long-term growth of capital and income and preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The Blended Index is 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2024 (% of net assets)

SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 5 EQUITY HOLDINGS AS OF 4/30/2024 (% of net assets)
Alphabet, Inc., Class A	5.0
Amazon.com, Inc.	4.7
Microsoft Corp.	4.7
Broadcom, Inc.	2.7
Walmart, Inc.	2.6
TOTAL	19.7
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	3

TOP 5 BOND ISSUERS AS OF 4/30/2024 (% of net assets)
Federal National Mortgage Association	7.7
U.S. Treasury	7.4
Federal Home Loan Mortgage Corp.	5.0
Wells Fargo & Company	0.4
Ford Motor Company	0.4
TOTAL	20.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectus.
4	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,162.00	$5.59	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%
Class C	Actual expenses/actual returns	1,000.00	1,157.50	9.33	1.74%
	Hypothetical example	1,000.00	1,016.20	8.72	1.74%
Class I	Actual expenses/actual returns	1,000.00	1,163.80	3.98	0.74%
	Hypothetical example	1,000.00	1,021.20	3.72	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,161.20	5.91	1.10%
	Hypothetical example	1,000.00	1,019.40	5.52	1.10%
Class R4	Actual expenses/actual returns	1,000.00	1,162.40	4.62	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%
Class R5	Actual expenses/actual returns	1,000.00	1,163.80	3.60	0.67%
	Hypothetical example	1,000.00	1,021.50	3.37	0.67%
Class R6	Actual expenses/actual returns	1,000.00	1,164.20	3.34	0.62%
	Hypothetical example	1,000.00	1,021.80	3.12	0.62%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 61.2%		$3,067,334,671
(Cost $1,585,787,421)
Communication services 5.0%		249,357,484
Interactive media and services 5.0%
Alphabet, Inc., Class A (A)	1,531,868	249,357,484
Consumer discretionary 9.1%		455,238,614
Broadline retail 4.7%
Amazon.com, Inc. (A)	1,340,997	234,674,475
Hotels, restaurants and leisure 0.2%
Chipotle Mexican Grill, Inc. (A)	3,152	9,959,059
Specialty retail 3.3%
Dick’s Sporting Goods, Inc. (B)	178,480	35,863,771
Lowe’s Companies, Inc.	274,306	62,539,025
Ulta Beauty, Inc. (A)	62,225	25,191,169
Valvoline, Inc. (A)	999,464	42,497,209
Textiles, apparel and luxury goods 0.9%
Lululemon Athletica, Inc. (A)	123,444	44,513,906
Consumer staples 4.9%		245,956,463
Beverages 0.8%
Anheuser-Busch InBev SA/NV	636,471	38,044,344
Consumer staples distribution and retail 3.1%
Sysco Corp.	351,810	26,146,519
Walmart, Inc.	2,205,831	130,916,070
Household products 1.0%
The Procter & Gamble Company	311,578	50,849,530
Energy 4.4%		220,126,096
Oil, gas and consumable fuels 4.4%
Altera Infrastructure LP (A)	5,524	154,672
ConocoPhillips	387,936	48,732,520
Devon Energy Corp.	646,942	33,110,492
EQT Corp.	917,366	36,777,203
Suncor Energy, Inc.	911,021	34,791,892
Valero Energy Corp.	416,334	66,559,317
Financials 6.3%		314,413,338
Banks 2.5%
JPMorgan Chase & Co.	564,810	108,296,669
U.S. Bancorp	431,337	17,525,222
Capital markets 1.2%
The Charles Schwab Corp.	521,133	38,537,785
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	7

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	54,671	$23,328,662
Consumer finance 0.6%
Discover Financial Services	221,023	28,010,245
Financial services 2.0%
Berkshire Hathaway, Inc., Class B (A)	248,821	98,714,755
Health care 7.9%		396,387,015
Biotechnology 1.7%
Gilead Sciences, Inc.	519,204	33,852,101
Regeneron Pharmaceuticals, Inc. (A)	22,755	20,266,968
Vertex Pharmaceuticals, Inc. (A)	72,865	28,622,101
Health care equipment and supplies 1.6%
Abbott Laboratories	237,352	25,152,191
Edwards Lifesciences Corp. (A)	338,926	28,696,864
Stryker Corp.	75,447	25,387,916
Health care providers and services 0.6%
McKesson Corp.	56,661	30,438,856
Life sciences tools and services 0.8%
Thermo Fisher Scientific, Inc.	74,720	42,494,758
Pharmaceuticals 3.2%
AstraZeneca PLC	244,284	36,947,611
Eli Lilly & Company	159,426	124,527,649
Industrials 5.7%		287,847,804
Aerospace and defense 0.0%
Loar Holdings, Inc. (A)	13,904	727,457
Commercial services and supplies 0.1%
TOMRA Systems ASA	609,931	7,472,038
Construction and engineering 1.0%
Vinci SA	412,042	48,281,534
Industrial conglomerates 0.9%
Honeywell International, Inc.	241,918	46,624,856
Machinery 3.7%
Cummins, Inc. (B)	151,957	42,926,333
Deere & Company	214,810	84,078,782
Ingersoll Rand, Inc.	618,697	57,736,804
Information technology 14.4%		719,848,677
Semiconductors and semiconductor equipment 6.0%
ASML Holding NV, NYRS	78,664	68,631,980
Broadcom, Inc.	105,583	137,286,407
Infineon Technologies AG	1,383,966	48,027,882
8	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	426,278	$48,152,363
Software 6.8%
Microsoft Corp.	598,511	233,018,288
Salesforce, Inc.	201,106	54,085,448
SAP SE, ADR (B)	287,178	52,039,525
Technology hardware, storage and peripherals 1.6%
Apple, Inc.	461,497	78,606,784
Materials 2.7%		137,894,368
Chemicals 0.8%
Linde PLC	88,912	39,206,636
Metals and mining 1.9%
Freeport-McMoRan, Inc.	1,976,126	98,687,732
Real estate 0.8%		39,738,288
Specialized REITs 0.8%
American Tower Corp.	85,068	14,594,266
Digital Realty Trust, Inc.	181,179	25,144,022
Utilities 0.0%		526,524
Multi-utilities 0.0%

Algonquin Power & Utilities Corp.	24,650	526,524
Preferred securities 0.0%		$747,504
(Cost $1,024,438)
Communication services 0.0%		575,688
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	575,688
Financials 0.0%		171,816
Banks 0.0%
Wells Fargo & Company, 7.500%	150	171,816

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 20.1%				$1,007,298,504
(Cost $1,075,805,243)
U.S. Government 7.4%				369,570,203
U.S. Treasury
Bond	2.250	02-15-52	5,142,000	3,135,616
Bond	3.000	08-15-52	12,177,000	8,791,699
Bond	3.375	08-15-42	38,088,000	31,072,964
Bond	3.375	11-15-48	8,387,000	6,564,466
Bond	4.000	11-15-42	34,513,000	30,750,274
Bond	4.500	02-15-44	40,706,000	38,645,259
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Bond	4.750	11-15-43	44,031,000	$43,191,659
Bond	4.750	11-15-53	56,868,000	56,574,774
Note	4.000	01-31-31	16,228,000	15,565,568
Note	4.000	02-15-34	43,826,000	41,497,744
Note	4.125	03-31-31	53,774,000	51,942,323
Note	4.250	03-15-27	814,000	800,264
Note	4.625	04-30-29	12,581,000	12,532,838
Note	4.625	04-30-31	28,639,000	28,504,755
U.S. Government Agency 12.7%				637,728,301
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	4,031,883	3,508,464
15 Yr Pass Thru	2.500	11-01-34	1,296,239	1,162,724
15 Yr Pass Thru	4.500	12-01-37	902,863	873,843
15 Yr Pass Thru	4.500	02-01-38	5,873,915	5,685,114
30 Yr Pass Thru	2.500	11-01-50	5,728,992	4,570,321
30 Yr Pass Thru	2.500	08-01-51	4,716,440	3,803,823
30 Yr Pass Thru	2.500	11-01-51	3,461,289	2,785,050
30 Yr Pass Thru	2.500	12-01-51	1,184,604	949,094
30 Yr Pass Thru	3.000	03-01-43	386,908	339,075
30 Yr Pass Thru	3.000	12-01-45	1,721,983	1,474,734
30 Yr Pass Thru	3.000	10-01-46	5,869,429	5,004,662
30 Yr Pass Thru	3.000	10-01-46	1,912,473	1,630,701
30 Yr Pass Thru	3.000	12-01-46	1,468,227	1,251,907
30 Yr Pass Thru	3.000	12-01-46	1,332,940	1,136,552
30 Yr Pass Thru	3.000	04-01-47	2,352,242	1,997,684
30 Yr Pass Thru	3.000	10-01-49	3,210,979	2,707,918
30 Yr Pass Thru	3.000	10-01-49	2,440,071	2,054,737
30 Yr Pass Thru	3.000	12-01-49	713,736	601,469
30 Yr Pass Thru	3.000	12-01-49	3,420,612	2,869,742
30 Yr Pass Thru	3.000	01-01-50	4,512,409	3,802,634
30 Yr Pass Thru	3.000	05-01-51	4,301,518	3,585,260
30 Yr Pass Thru	3.000	01-01-52	5,460,604	4,526,600
30 Yr Pass Thru	3.000	02-01-52	4,096,317	3,418,708
30 Yr Pass Thru	3.500	10-01-46	2,124,106	1,864,639
30 Yr Pass Thru	3.500	12-01-46	925,706	820,728
30 Yr Pass Thru	3.500	11-01-48	719,651	637,365
30 Yr Pass Thru	3.500	03-01-52	1,939,825	1,688,951
30 Yr Pass Thru	3.500	03-01-52	2,940,946	2,544,975
30 Yr Pass Thru	3.500	04-01-52	6,961,623	6,059,115
30 Yr Pass Thru	3.500	07-01-52	1,911,948	1,654,523
30 Yr Pass Thru	3.500	07-01-52	3,714,838	3,215,831
30 Yr Pass Thru	4.000	11-01-47	340,340	310,349
30 Yr Pass Thru	4.000	08-01-48	412,101	376,173
30 Yr Pass Thru	4.000	08-01-49	5,331,247	4,823,053
10	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	04-01-52	6,211,063	$5,595,225
30 Yr Pass Thru	4.000	04-01-52	3,899,571	3,539,731
30 Yr Pass Thru	4.000	05-01-52	184,965	167,666
30 Yr Pass Thru	4.000	05-01-52	5,525,292	4,958,456
30 Yr Pass Thru	4.000	06-01-52	6,092,581	5,467,547
30 Yr Pass Thru	4.000	08-01-52	2,851,023	2,554,975
30 Yr Pass Thru	4.000	08-01-52	7,930,130	7,143,844
30 Yr Pass Thru	4.000	08-01-52	1,669,199	1,497,957
30 Yr Pass Thru	4.000	04-01-53	1,602,264	1,445,900
30 Yr Pass Thru	4.000	04-01-53	2,080,624	1,874,326
30 Yr Pass Thru	4.500	03-01-41	641,460	614,169
30 Yr Pass Thru	4.500	07-01-52	1,642,680	1,527,392
30 Yr Pass Thru	4.500	07-01-52	5,921,861	5,506,245
30 Yr Pass Thru	4.500	08-01-52	1,006,278	937,541
30 Yr Pass Thru	4.500	08-01-52	4,833,640	4,498,931
30 Yr Pass Thru	4.500	08-01-52	3,999,081	3,722,161
30 Yr Pass Thru	4.500	09-01-52	2,505,024	2,329,213
30 Yr Pass Thru	4.500	09-01-52	2,804,761	2,613,173
30 Yr Pass Thru	4.500	09-01-52	17,131,532	15,945,245
30 Yr Pass Thru	4.500	11-01-52	5,931,473	5,489,232
30 Yr Pass Thru	4.500	12-01-52	1,431,743	1,330,811
30 Yr Pass Thru	4.500	12-01-52	6,383,904	5,961,796
30 Yr Pass Thru	4.500	04-01-53	1,323,612	1,233,198
30 Yr Pass Thru	4.500	04-01-53	5,606,271	5,209,213
30 Yr Pass Thru	4.500	05-01-53	1,260,834	1,178,649
30 Yr Pass Thru	4.500	06-01-53	2,968,517	2,753,706
30 Yr Pass Thru	4.500	08-01-53	4,715,872	4,390,792
30 Yr Pass Thru	5.000	07-01-52	5,812,717	5,565,328
30 Yr Pass Thru	5.000	09-01-52	9,054,178	8,603,755
30 Yr Pass Thru	5.000	10-01-52	3,384,948	3,227,133
30 Yr Pass Thru	5.000	11-01-52	6,497,239	6,174,018
30 Yr Pass Thru	5.000	12-01-52	1,688,736	1,614,225
30 Yr Pass Thru	5.000	12-01-52	3,366,864	3,222,518
30 Yr Pass Thru	5.000	12-01-52	5,653,398	5,389,822
30 Yr Pass Thru	5.000	02-01-53	5,385,298	5,119,075
30 Yr Pass Thru	5.000	04-01-53	4,918,331	4,681,341
30 Yr Pass Thru	5.000	07-01-53	9,036,583	8,626,571
30 Yr Pass Thru	5.000	07-01-53	4,034,870	3,853,059
30 Yr Pass Thru	5.000	08-01-53	4,028,110	3,846,289
30 Yr Pass Thru	5.500	11-01-39	411,956	415,191
30 Yr Pass Thru	5.500	09-01-52	6,850,798	6,710,484
30 Yr Pass Thru	5.500	06-01-53	2,767,563	2,710,014
30 Yr Pass Thru	5.500	07-01-53	3,024,581	2,961,688
Federal National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	2.000	02-01-36	3,280,415	$2,870,954
15 Yr Pass Thru	2.000	04-01-37	4,109,850	3,576,310
15 Yr Pass Thru	2.500	01-01-36	4,439,436	3,982,166
15 Yr Pass Thru	4.500	11-01-37	4,650,519	4,501,041
15 Yr Pass Thru	4.500	12-01-37	1,487,656	1,439,839
30 Yr Pass Thru	2.000	12-01-50	6,094,120	4,638,240
30 Yr Pass Thru	2.000	12-01-50	10,825,493	8,300,186
30 Yr Pass Thru	2.000	02-01-51	7,154,922	5,436,674
30 Yr Pass Thru	2.000	07-01-51	10,482,513	7,978,250
30 Yr Pass Thru	2.500	09-01-50	9,140,111	7,382,953
30 Yr Pass Thru	2.500	08-01-51	6,454,783	5,199,751
30 Yr Pass Thru	2.500	08-01-51	3,382,606	2,722,797
30 Yr Pass Thru	2.500	10-01-51	1,655,507	1,332,584
30 Yr Pass Thru	2.500	11-01-51	3,577,835	2,891,125
30 Yr Pass Thru	2.500	01-01-52	3,821,087	3,066,196
30 Yr Pass Thru	2.500	03-01-52	34,446,314	27,630,357
30 Yr Pass Thru	2.500	04-01-52	5,793,096	4,657,667
30 Yr Pass Thru	3.000	02-01-43	232,783	202,607
30 Yr Pass Thru	3.000	03-01-43	93,265	81,689
30 Yr Pass Thru	3.000	05-01-43	148,079	129,036
30 Yr Pass Thru	3.000	12-01-45	1,828,972	1,564,148
30 Yr Pass Thru	3.000	02-01-47	1,468,781	1,251,980
30 Yr Pass Thru	3.000	10-01-47	3,113,357	2,647,967
30 Yr Pass Thru	3.000	12-01-47	830,558	705,367
30 Yr Pass Thru	3.000	10-01-49	3,554,139	3,001,758
30 Yr Pass Thru	3.000	11-01-49	633,501	533,459
30 Yr Pass Thru	3.000	12-01-51	3,227,284	2,691,816
30 Yr Pass Thru	3.000	02-01-52	2,166,404	1,808,039
30 Yr Pass Thru	3.000	02-01-52	4,038,191	3,347,482
30 Yr Pass Thru	3.500	06-01-42	1,500,809	1,357,590
30 Yr Pass Thru	3.500	06-01-43	2,880,039	2,597,596
30 Yr Pass Thru	3.500	12-01-44	534,406	470,302
30 Yr Pass Thru	3.500	04-01-45	477,816	424,383
30 Yr Pass Thru	3.500	04-01-45	182,787	162,346
30 Yr Pass Thru	3.500	07-01-47	4,281,634	3,801,490
30 Yr Pass Thru	3.500	12-01-47	680,502	599,937
30 Yr Pass Thru	3.500	06-01-49	3,756,476	3,308,224
30 Yr Pass Thru	3.500	09-01-49	388,743	339,561
30 Yr Pass Thru	3.500	09-01-49	4,270,234	3,692,819
30 Yr Pass Thru	3.500	01-01-50	1,372,688	1,198,593
30 Yr Pass Thru	3.500	03-01-50	2,323,735	2,029,020
30 Yr Pass Thru	3.500	09-01-50	3,120,505	2,725,713
30 Yr Pass Thru	3.500	11-01-50	4,508,675	3,899,159
30 Yr Pass Thru	3.500	02-01-52	1,743,111	1,528,572
12	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	04-01-52	2,372,376	$2,061,114
30 Yr Pass Thru	3.500	08-01-52	5,430,276	4,700,838
30 Yr Pass Thru	4.000	01-01-41	819,967	763,152
30 Yr Pass Thru	4.000	09-01-41	387,209	359,658
30 Yr Pass Thru	4.000	10-01-41	2,619,251	2,436,647
30 Yr Pass Thru	4.000	01-01-47	2,974,808	2,734,001
30 Yr Pass Thru	4.000	04-01-48	429,815	392,201
30 Yr Pass Thru	4.000	10-01-48	404,595	368,809
30 Yr Pass Thru	4.000	01-01-49	338,761	307,104
30 Yr Pass Thru	4.000	07-01-49	476,259	433,391
30 Yr Pass Thru	4.000	07-01-49	1,055,404	961,065
30 Yr Pass Thru	4.000	08-01-49	2,107,153	1,918,803
30 Yr Pass Thru	4.000	02-01-50	1,738,291	1,576,936
30 Yr Pass Thru	4.000	03-01-51	6,829,127	6,205,893
30 Yr Pass Thru	4.000	08-01-51	3,725,349	3,392,355
30 Yr Pass Thru	4.000	04-01-52	728,502	656,952
30 Yr Pass Thru	4.000	04-01-52	6,371,176	5,763,355
30 Yr Pass Thru	4.000	04-01-52	6,030,058	5,443,473
30 Yr Pass Thru	4.000	05-01-52	9,120,557	8,216,238
30 Yr Pass Thru	4.000	05-01-52	3,234,213	2,898,375
30 Yr Pass Thru	4.000	05-01-52	2,722,473	2,443,176
30 Yr Pass Thru	4.000	06-01-52	206,533	186,975
30 Yr Pass Thru	4.000	06-01-52	2,108,032	1,910,875
30 Yr Pass Thru	4.000	06-01-52	2,292,339	2,054,304
30 Yr Pass Thru	4.000	07-01-52	11,995,536	10,828,649
30 Yr Pass Thru	4.000	07-01-52	2,674,874	2,409,655
30 Yr Pass Thru	4.000	07-01-52	2,102,954	1,894,442
30 Yr Pass Thru	4.000	07-01-52	2,292,197	2,056,326
30 Yr Pass Thru	4.500	11-01-39	727,462	696,487
30 Yr Pass Thru	4.500	09-01-40	389,745	372,586
30 Yr Pass Thru	4.500	05-01-41	240,333	229,829
30 Yr Pass Thru	4.500	07-01-41	895,574	856,311
30 Yr Pass Thru	4.500	01-01-43	288,024	275,192
30 Yr Pass Thru	4.500	04-01-48	1,552,116	1,459,311
30 Yr Pass Thru	4.500	07-01-48	625,857	586,088
30 Yr Pass Thru	4.500	06-01-52	2,993,965	2,787,581
30 Yr Pass Thru	4.500	06-01-52	6,971,823	6,482,517
30 Yr Pass Thru	4.500	07-01-52	5,723,888	5,322,167
30 Yr Pass Thru	4.500	07-01-52	4,690,842	4,361,624
30 Yr Pass Thru	4.500	07-01-52	5,861,736	5,455,836
30 Yr Pass Thru	4.500	08-01-52	3,411,352	3,150,611
30 Yr Pass Thru	4.500	08-01-52	777,848	724,714
30 Yr Pass Thru	4.500	08-01-52	5,686,735	5,252,079
30 Yr Pass Thru	4.500	08-01-52	4,626,137	4,275,437
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	08-01-52	3,216,341	$2,972,515
30 Yr Pass Thru	4.500	09-01-52	4,712,177	4,400,605
30 Yr Pass Thru	4.500	09-01-52	1,468,628	1,366,931
30 Yr Pass Thru	4.500	10-01-52	4,180,849	3,904,407
30 Yr Pass Thru	4.500	10-01-52	1,921,964	1,787,075
30 Yr Pass Thru	4.500	10-01-52	2,079,140	1,937,117
30 Yr Pass Thru	4.500	11-01-52	1,949,376	1,813,780
30 Yr Pass Thru	4.500	03-01-53	5,740,156	5,358,818
30 Yr Pass Thru	4.500	04-01-53	5,618,513	5,224,187
30 Yr Pass Thru	4.500	05-01-53	1,179,859	1,098,896
30 Yr Pass Thru	5.000	07-01-52	2,202,691	2,108,944
30 Yr Pass Thru	5.000	08-01-52	11,097,392	10,642,427
30 Yr Pass Thru	5.000	08-01-52	6,060,192	5,811,740
30 Yr Pass Thru	5.000	09-01-52	6,947,650	6,615,048
30 Yr Pass Thru	5.000	09-01-52	7,550,273	7,217,136
30 Yr Pass Thru	5.000	10-01-52	3,162,967	3,023,409
30 Yr Pass Thru	5.000	12-01-52	3,359,963	3,211,713
30 Yr Pass Thru	5.000	01-01-53	7,770,250	7,449,261
30 Yr Pass Thru	5.000	04-01-53	8,782,084	8,386,364
30 Yr Pass Thru	5.000	05-01-53	9,808,694	9,372,844
30 Yr Pass Thru	5.000	05-01-53	3,943,671	3,778,293
30 Yr Pass Thru	5.000	07-01-53	3,080,344	2,942,506
30 Yr Pass Thru	5.500	10-01-52	6,248,971	6,115,124
30 Yr Pass Thru	5.500	11-01-52	4,637,756	4,538,420
30 Yr Pass Thru	5.500	12-01-52	5,437,872	5,326,497
30 Yr Pass Thru	5.500	12-01-52	2,024,561	1,983,095
30 Yr Pass Thru	5.500	12-01-52	2,059,982	2,024,228
30 Yr Pass Thru	7.000	06-01-32	453	468
30 Yr Pass Thru	7.500	04-01-31	844	884

30 Yr Pass Thru	8.000	01-01-31	558	571
Corporate bonds 14.2%				$713,116,714
(Cost $757,048,086)
Communication services 1.0%				49,356,638
Diversified telecommunication services 0.1%
C&W Senior Finance, Ltd. (C)	6.875	09-15-27	1,390,000	1,316,219
Connect Finco SARL (C)	6.750	10-01-26	1,827,000	1,769,427
GCI LLC (C)	4.750	10-15-28	1,640,000	1,462,955
Telesat Canada (C)	5.625	12-06-26	652,000	316,726
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	1,376,000	734,538
Zayo Group Holdings, Inc. (C)	4.000	03-01-27	1,290,000	1,026,792
Entertainment 0.2%
Netflix, Inc.	4.875	04-15-28	4,037,000	3,963,308
Netflix, Inc. (C)	5.375	11-15-29	435,000	433,758
14	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
Netflix, Inc.	5.875	11-15-28	1,123,000	$1,146,247
WarnerMedia Holdings, Inc.	4.279	03-15-32	3,628,000	3,125,110
WarnerMedia Holdings, Inc.	5.141	03-15-52	3,078,000	2,357,483
WMG Acquisition Corp. (C)	3.875	07-15-30	704,000	613,752
Interactive media and services 0.0%
Match Group Holdings II LLC (C)	3.625	10-01-31	470,000	387,987
Match Group Holdings II LLC (C)	4.125	08-01-30	1,051,000	910,172
Media 0.4%
Charter Communications Operating LLC	4.200	03-15-28	3,312,000	3,080,749
Charter Communications Operating LLC	5.750	04-01-48	3,013,000	2,428,330
Charter Communications Operating LLC	6.384	10-23-35	2,698,000	2,549,339
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	924,000	805,131
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	625,000	522,004
News Corp. (C)	3.875	05-15-29	1,408,000	1,268,108
Paramount Global	4.200	05-19-32	539,000	440,171
Paramount Global	4.375	03-15-43	1,392,000	922,151
Paramount Global	4.950	05-19-50	2,516,000	1,756,164
Sirius XM Radio, Inc. (C)	4.000	07-15-28	1,220,000	1,087,534
Sirius XM Radio, Inc. (C)	5.000	08-01-27	2,135,000	2,016,273
Wireless telecommunication services 0.3%
Iliad Holding SAS (D)	8.500	04-15-31	578,000	582,354
Millicom International Cellular SA (C)	6.250	03-25-29	1,264,500	1,190,327
Millicom International Cellular SA (C)	7.375	04-02-32	671,000	658,175
T-Mobile USA, Inc.	3.375	04-15-29	1,899,000	1,723,272
T-Mobile USA, Inc.	3.875	04-15-30	6,555,000	5,997,858
Vodafone Group PLC	5.625	02-10-53	1,196,000	1,119,531
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,621,000	1,644,693
Consumer discretionary 1.4%				72,293,700
Automobile components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	644,000	633,522
Automobiles 0.7%
Ford Motor Company	3.250	02-12-32	1,416,000	1,140,491
Ford Motor Company	6.100	08-19-32	1,905,000	1,868,657
Ford Motor Credit Company LLC	4.000	11-13-30	3,494,000	3,044,969
Ford Motor Credit Company LLC	5.113	05-03-29	3,084,000	2,938,529
Ford Motor Credit Company LLC	5.800	03-08-29	2,489,000	2,445,967
Ford Motor Credit Company LLC	6.800	05-12-28	5,412,000	5,522,681
General Motors Company	5.400	04-01-48	905,000	792,724
General Motors Financial Company, Inc.	2.400	10-15-28	4,572,000	3,974,387
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	3.600	06-21-30	5,702,000	$5,019,724
Hyundai Capital America (C)	2.375	10-15-27	936,000	838,904
Hyundai Capital America (C)	5.300	01-08-29	962,000	943,537
Hyundai Capital America (C)	5.680	06-26-28	1,838,000	1,830,792
Nissan Motor Acceptance Company LLC (C)	1.850	09-16-26	2,263,000	2,044,654
Nissan Motor Acceptance Company LLC (C)	2.000	03-09-26	1,011,000	933,205
Broadline retail 0.1%
Kohl’s Corp.	4.625	05-01-31	1,078,000	888,729
Macy’s Retail Holdings LLC (C)	5.875	04-01-29	917,000	884,145
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	859,000	818,791
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	1,323,000	1,251,448
Diversified consumer services 0.0%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	771,000	765,544
Sotheby’s (C)	7.375	10-15-27	707,000	658,870
Hotels, restaurants and leisure 0.3%
Booking Holdings, Inc.	4.625	04-13-30	2,017,000	1,944,351
Caesars Entertainment, Inc. (C)	6.500	02-15-32	709,000	698,537
CCM Merger, Inc. (C)	6.375	05-01-26	693,000	691,320
Flutter Treasury Designated Activity Company (C)	6.375	04-29-29	653,000	654,770
Full House Resorts, Inc. (C)	8.250	02-15-28	730,000	696,735
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	1,539,000	1,399,801
Hilton Grand Vacations Borrower Escrow LLC (C)	6.625	01-15-32	1,534,000	1,512,320
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	568,000	538,810
MGM Resorts International	4.750	10-15-28	2,638,000	2,460,619
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	1,694,000	1,545,259
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	1,197,000	1,136,994
Resorts World Las Vegas LLC (C)	4.625	04-16-29	1,500,000	1,331,289
Resorts World Las Vegas LLC (C)	4.625	04-06-31	820,000	695,663
Resorts World Las Vegas LLC (C)	8.450	07-27-30	1,180,000	1,236,143
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	357,000	351,921
Travel + Leisure Company (C)	4.625	03-01-30	628,000	560,945
Household durables 0.1%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	773,000	684,449
Century Communities, Inc. (C)	3.875	08-15-29	1,092,000	953,387
KB Home	4.000	06-15-31	1,246,000	1,082,118
Leisure products 0.0%
Brunswick Corp.	5.850	03-18-29	886,000	876,669
Specialty retail 0.2%
Amer Sports Company (C)	6.750	02-16-31	362,000	356,507
16	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	392,000	$354,452
Asbury Automotive Group, Inc.	4.750	03-01-30	1,396,000	1,265,330
AutoNation, Inc.	4.750	06-01-30	1,698,000	1,591,926
Group 1 Automotive, Inc. (C)	4.000	08-15-28	826,000	751,202
Lithia Motors, Inc. (C)	3.875	06-01-29	577,000	509,628
Lithia Motors, Inc. (C)	4.375	01-15-31	577,000	505,167
Lithia Motors, Inc. (C)	4.625	12-15-27	488,000	460,039
The Michaels Companies, Inc. (C)	5.250	05-01-28	1,972,000	1,669,055
The Michaels Companies, Inc. (C)	7.875	05-01-29	1,615,000	1,183,332
Valvoline, Inc. (C)	3.625	06-15-31	1,481,000	1,245,911
Textiles, apparel and luxury goods 0.0%
Tapestry, Inc.	7.700	11-27-30	1,108,000	1,149,843
Tapestry, Inc.	7.850	11-27-33	918,000	958,938
Consumer staples 0.3%				14,171,616
Food products 0.3%
Coruripe Netherlands BV (C)	10.000	02-10-27	941,000	840,750
Fiesta Purchaser, Inc. (C)	7.875	03-01-31	243,000	247,608
JBS USA LUX SA	3.625	01-15-32	1,625,000	1,353,332
JBS USA LUX SA	3.750	12-01-31	434,000	366,619
JBS USA LUX SA	5.750	04-01-33	2,662,000	2,545,862
Kraft Heinz Foods Company	4.375	06-01-46	3,708,000	2,970,617
Kraft Heinz Foods Company	5.000	06-04-42	960,000	857,425
MARB BondCo PLC (C)	3.950	01-29-31	2,387,000	1,915,285
NBM US Holdings, Inc. (C)	6.625	08-06-29	1,818,000	1,776,476
Pilgrim’s Pride Corp.	6.250	07-01-33	1,305,000	1,297,642
Energy 2.1%				104,237,021
Oil, gas and consumable fuels 2.1%
Aker BP ASA (C)	3.100	07-15-31	840,000	699,006
Aker BP ASA (C)	3.750	01-15-30	534,000	481,603
Aker BP ASA (C)	4.000	01-15-31	1,027,000	915,354
Antero Midstream Partners LP (C)	5.375	06-15-29	1,479,000	1,407,362
Antero Midstream Partners LP (C)	6.625	02-01-32	1,201,000	1,197,380
Antero Resources Corp. (C)	5.375	03-01-30	430,000	408,828
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	1,748,000	1,665,824
Ascent Resources Utica Holdings LLC (C)	8.250	12-31-28	274,000	279,580
Cheniere Energy Partners LP	4.000	03-01-31	2,646,000	2,360,914
Cheniere Energy Partners LP	4.500	10-01-29	2,631,000	2,461,674
Cheniere Energy, Inc. (C)	5.650	04-15-34	971,000	950,295
Civitas Resources, Inc. (C)	8.625	11-01-30	932,000	991,771
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	1,448,000	1,392,554
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Columbia Pipelines Operating Company LLC (C)	5.927	08-15-30	606,000	$607,035
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	2,397,000	2,404,627
Continental Resources, Inc. (C)	2.875	04-01-32	1,383,000	1,105,333
Continental Resources, Inc.	4.900	06-01-44	1,359,000	1,096,281
Continental Resources, Inc. (C)	5.750	01-15-31	2,213,000	2,166,502
Diamondback Energy, Inc.	5.750	04-18-54	2,022,000	1,930,320
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	1,750,000	1,612,141
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,348,000	2,151,157
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,760,000	1,642,319
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,166,000	1,230,186
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	439,000	389,217
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	772,000	656,818
Energy Transfer LP	5.150	03-15-45	2,138,000	1,837,074
Energy Transfer LP	5.250	04-15-29	1,980,000	1,949,017
Energy Transfer LP	5.400	10-01-47	2,308,000	2,025,261
Energy Transfer LP	5.500	06-01-27	1,871,000	1,861,706
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	3,864,000	3,749,424
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	2,985,000	2,865,942
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	3,497,000	3,280,162
EQM Midstream Partners LP (C)	6.375	04-01-29	500,000	495,338
EQM Midstream Partners LP (C)	7.500	06-01-27	226,000	230,254
EQM Midstream Partners LP (C)	7.500	06-01-30	128,000	134,217
Global Partners LP (C)	8.250	01-15-32	357,000	365,717
Hess Midstream Operations LP (C)	4.250	02-15-30	399,000	360,095
Hess Midstream Operations LP (C)	5.500	10-15-30	178,000	170,192
Kinder Morgan Energy Partners LP	7.750	03-15-32	981,000	1,082,119
Leviathan Bond, Ltd. (C)	6.500	06-30-27	2,280,000	2,135,334
Leviathan Bond, Ltd. (C)	6.750	06-30-30	256,000	228,160
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	1,712,303	1,483,518
MPLX LP	4.250	12-01-27	1,351,000	1,294,235
18	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP	4.950	09-01-32	1,038,000	$979,023
MPLX LP	5.000	03-01-33	1,064,000	1,000,647
Occidental Petroleum Corp.	6.450	09-15-36	2,277,000	2,349,846
Occidental Petroleum Corp.	6.600	03-15-46	874,000	899,903
Occidental Petroleum Corp.	6.625	09-01-30	2,273,000	2,355,169
ONEOK, Inc.	5.650	11-01-28	939,000	941,983
ONEOK, Inc.	6.050	09-01-33	2,125,000	2,148,590
ONEOK, Inc.	6.625	09-01-53	1,985,000	2,070,376
Ovintiv, Inc.	5.650	05-15-28	774,000	773,308
Ovintiv, Inc.	6.250	07-15-33	586,000	590,661
Ovintiv, Inc.	7.200	11-01-31	318,000	337,976
Parkland Corp. (C)	4.500	10-01-29	1,028,000	931,660
Parkland Corp. (C)	4.625	05-01-30	1,154,000	1,042,919
Petroleos Mexicanos	7.690	01-23-50	3,286,000	2,287,767
Petroleos Mexicanos	8.750	06-02-29	855,000	825,644
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,070,000	1,019,695
Sabine Pass Liquefaction LLC	4.500	05-15-30	3,263,000	3,063,507
Sabine Pass Liquefaction LLC	5.000	03-15-27	1,085,000	1,068,987
Southwestern Energy Company	4.750	02-01-32	727,000	654,711
Sunoco LP	4.500	04-30-30	1,571,000	1,413,668
Sunoco LP (C)	7.000	05-01-29	1,145,000	1,162,846
Sunoco LP (C)	7.250	05-01-32	1,145,000	1,162,928
Talos Production, Inc. (C)	9.000	02-01-29	160,000	168,810
Talos Production, Inc. (C)	9.375	02-01-31	201,000	214,205
Targa Resources Corp.	4.950	04-15-52	2,480,000	2,064,874
Targa Resources Corp.	6.150	03-01-29	1,713,000	1,742,383
Targa Resources Partners LP	4.000	01-15-32	2,046,000	1,797,723
The Williams Companies, Inc.	3.750	06-15-27	653,000	620,437
The Williams Companies, Inc.	4.650	08-15-32	811,000	758,011
Var Energi ASA (C)	7.500	01-15-28	380,000	396,579
Var Energi ASA (C)	8.000	11-15-32	3,725,000	4,089,082
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	476,000	420,561
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	834,000	727,892
Venture Global LNG, Inc. (C)	9.500	02-01-29	1,783,000	1,916,479
Vital Energy, Inc. (C)	7.875	04-15-32	788,000	799,591
Western Midstream Operating LP	4.050	02-01-30	1,835,000	1,686,734
Financials 4.0%				199,974,739
Banks 2.5%
Banco Santander SA	4.379	04-12-28	2,198,000	2,081,405
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	3,057,000	2,659,613
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	3,339,000	$2,808,032
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	5,643,000	4,649,467
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	2,804,000	2,414,904
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	2,291,000	2,156,785
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (E)	6.300	03-10-26	3,150,000	3,132,214
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,755,000	2,750,153
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	1,977,000	1,609,850
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	959,000	943,037
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (C)	5.497	05-20-30	1,638,000	1,610,492
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(E)	9.250	11-17-27	781,000	827,379
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (C)	5.716	01-18-30	1,549,000	1,531,493
Citigroup, Inc.	4.600	03-09-26	195,000	190,914
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (E)	4.700	01-30-25	2,703,000	2,626,462
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	1,314,000	1,285,045
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	2,559,000	2,539,654
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (E)	6.250	08-15-26	2,355,000	2,344,306
Citizens Financial Group, Inc.	3.250	04-30-30	1,940,000	1,663,838
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,278,000	1,241,053
Credit Agricole SA (C)	3.250	01-14-30	3,685,000	3,204,011
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (C)	6.316	10-03-29	2,460,000	2,506,470
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (E)(F)	8.597	05-31-24	1,193,000	1,158,194
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	1,317,000	1,322,580
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,119,000	1,096,308
20	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	999,000	$1,004,727
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	565,000	556,106
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	3,651,000	3,081,395
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	3,143,000	2,689,749
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	998,000	955,047
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (E)	4.600	02-01-25	2,283,000	2,245,679
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	2,057,000	2,007,087
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,414,000	1,412,747
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	1,790,000	1,791,931
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (E)	5.125	11-01-26	755,000	663,582
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	918,000	906,259
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	2,215,000	2,152,786
NatWest Markets PLC (C)	1.600	09-29-26	1,173,000	1,066,934
Popular, Inc.	7.250	03-13-28	1,759,000	1,763,658
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	1,926,000	1,745,220
Santander Holdings USA, Inc.	3.244	10-05-26	4,244,000	3,977,728
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	832,919
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(E)	5.375	11-18-30	1,913,000	1,547,331
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (C)	5.634	01-19-30	927,000	905,780
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (C)	6.221	06-15-33	1,152,000	1,125,231
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (C)	6.446	01-10-29	2,673,000	2,707,476
The PNC Financial Services Group, Inc.	3.150	05-19-27	97,000	91,075
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	3,056,000	$2,634,544
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	3,303,000	3,288,156
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,985,000	1,980,237
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	1,507,000	1,416,734
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (E)(F)	8.643	06-01-24	1,001,000	1,002,240
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	2,501,000	2,449,916
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	2,119,000	2,079,179
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	1,295,000	1,355,963
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,475,000	1,454,477
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	2,139,000	2,114,278
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%)	6.787	10-26-27	2,036,000	2,088,119
Wells Fargo & Company (2.393% to 6-2-27, then Overnight SOFR + 2.100%)	2.393	06-02-28	5,297,000	4,815,775
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	4,137,000	3,591,078
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	5,046,000	4,259,634
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	3,220,000	3,157,306
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (E)	5.875	06-15-25	4,596,000	4,564,548
Capital markets 1.0%
Ares Capital Corp.	2.150	07-15-26	2,322,000	2,132,181
Ares Capital Corp.	2.875	06-15-28	1,726,000	1,516,282
Ares Capital Corp.	5.875	03-01-29	1,343,000	1,316,640
Blackstone Private Credit Fund	3.250	03-15-27	450,000	412,970
Blackstone Private Credit Fund	4.000	01-15-29	2,079,000	1,887,422
Blackstone Private Credit Fund (C)	7.300	11-27-28	1,667,000	1,712,017
22	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	2,530,000	$2,033,406
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	1,539,000	1,581,735
Global Atlantic Fin Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	1,400,000	1,237,176
Jefferies Financial Group, Inc.	5.875	07-21-28	1,600,000	1,593,311
Jefferies Financial Group, Inc.	6.200	04-14-34	1,656,000	1,637,085
Lazard Group LLC	4.375	03-11-29	1,871,000	1,760,814
Macquarie Bank, Ltd. (C)	3.624	06-03-30	1,480,000	1,287,229
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,170,000	930,390
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	3,406,000	2,627,409
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	1,604,000	1,577,788
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	3,287,000	3,222,893
MSCI, Inc. (C)	3.625	11-01-31	2,281,000	1,945,902
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	1,255,000	1,228,764
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	2,155,000	2,158,393
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	2,263,000	2,316,073
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	6,247,000	5,114,668
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	2,674,000	2,165,247
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	1,685,000	1,657,080
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (C)	6.301	09-22-34	1,325,000	1,345,037
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (C)(E)	9.250	11-13-28	1,058,000	1,129,128
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(E)	9.250	11-13-33	829,000	909,817
Consumer finance 0.1%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	1,912,000	1,953,199
Ally Financial, Inc.	7.100	11-15-27	1,157,000	1,194,777
Discover Financial Services	4.100	02-09-27	821,000	782,958
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
OneMain Finance Corp.	9.000	01-15-29	1,041,000	$1,091,353
Trust Fibra Uno (C)	7.375	02-13-34	1,871,000	1,830,097
Financial services 0.1%
Block, Inc.	3.500	06-01-31	643,000	543,177
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	957,000	947,383
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	491,000	441,087
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	887,000	834,113
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	449,000	439,969
Insurance 0.3%
AmWINS Group, Inc. (C)	6.375	02-15-29	621,000	613,481
Athene Holding, Ltd.	3.500	01-15-31	1,085,000	940,610
CNA Financial Corp.	2.050	08-15-30	862,000	701,898
CNO Financial Group, Inc.	5.250	05-30-29	2,448,000	2,353,385
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	1,553,000	1,413,525
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,010,000	2,000,914
Panther Escrow Issuer LLC (C)	7.125	06-01-31	2,167,000	2,178,238
SBL Holdings, Inc. (C)	5.000	02-18-31	1,703,000	1,445,834
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	2,226,000	1,739,105
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (C)	7.250	04-01-29	260,000	256,489
Health care 1.0%				50,551,890
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	5,822,000	5,251,727
Amgen, Inc.	5.250	03-02-30	4,610,000	4,569,349
Amgen, Inc.	5.250	03-02-33	2,705,000	2,645,964
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,279,000	1,819,466
Star Parent, Inc. (C)	9.000	10-01-30	943,000	986,426
Health care equipment and supplies 0.1%
Solventum Corp. (C)	5.400	03-01-29	1,657,000	1,625,654
Solventum Corp. (C)	5.450	03-13-31	3,198,000	3,098,911
Varex Imaging Corp. (C)	7.875	10-15-27	886,000	903,065
Health care providers and services 0.3%
AdaptHealth LLC (C)	5.125	03-01-30	1,145,000	974,648
Cencora, Inc.	2.800	05-15-30	1,789,000	1,548,220
Centene Corp.	2.450	07-15-28	507,000	442,510
Centene Corp.	3.000	10-15-30	1,777,000	1,489,587
Centene Corp.	3.375	02-15-30	935,000	814,559
24	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	3.750	04-01-30	1,641,000	$1,488,569
CVS Health Corp.	5.050	03-25-48	2,127,000	1,814,321
CVS Health Corp.	5.250	01-30-31	377,000	369,806
DaVita, Inc. (C)	3.750	02-15-31	1,405,000	1,156,136
DaVita, Inc. (C)	4.625	06-01-30	2,246,000	1,967,797
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	3,359,000	2,605,992
HCA, Inc.	5.450	04-01-31	1,518,000	1,486,375
Universal Health Services, Inc.	2.650	10-15-30	1,841,000	1,527,958
Life sciences tools and services 0.1%
Icon Investments Six DAC (D)	5.809	05-08-27	616,000	616,000
Icon Investments Six DAC (D)	5.849	05-08-29	1,086,000	1,086,000
Thermo Fisher Scientific, Inc.	4.977	08-10-30	1,149,000	1,129,299
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc. (C)	8.500	04-15-31	323,000	328,190
IQVIA, Inc.	6.250	02-01-29	1,124,000	1,142,295
Royalty Pharma PLC	1.750	09-02-27	909,000	803,883
Viatris, Inc.	2.700	06-22-30	3,181,000	2,630,584
Viatris, Inc.	4.000	06-22-50	6,463,000	4,228,599
Industrials 1.8%				91,189,946
Aerospace and defense 0.1%
AAR Escrow Issuer LLC (C)	6.750	03-15-29	403,000	405,176
BAE Systems PLC (C)	5.125	03-26-29	1,297,000	1,273,200
Embraer Netherlands Finance BV (C)	7.000	07-28-30	1,429,000	1,462,619
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,399,000	1,284,982
The Boeing Company (C)	6.298	05-01-29	758,000	761,011
TransDigm, Inc.	5.500	11-15-27	1,094,000	1,063,165
Building products 0.1%
Builders FirstSource, Inc. (C)	4.250	02-01-32	1,570,000	1,367,529
Builders FirstSource, Inc. (C)	6.375	06-15-32	964,000	953,998
Builders FirstSource, Inc. (C)	6.375	03-01-34	1,625,000	1,594,844
Owens Corning	3.875	06-01-30	257,000	234,696
Owens Corning	3.950	08-15-29	2,277,000	2,117,117
Commercial services and supplies 0.1%
Albion Financing 1 SARL (C)	6.125	10-15-26	1,339,000	1,310,745
Allied Universal Holdco LLC (C)	6.000	06-01-29	489,000	415,170
APX Group, Inc. (C)	5.750	07-15-29	1,358,000	1,262,715
Prime Security Services Borrower LLC (C)	3.375	08-31-27	402,000	366,123
Prime Security Services Borrower LLC (C)	6.250	01-15-28	1,182,000	1,154,715
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	1,113,000	1,098,804
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	1,475,000	$1,325,208
MasTec, Inc. (C)	4.500	08-15-28	887,000	827,526
Electrical equipment 0.1%
EMRLD Borrower LP (C)	6.625	12-15-30	1,937,000	1,919,644
Regal Rexnord Corp. (C)	6.400	04-15-33	1,074,000	1,082,710
Ground transportation 0.0%
Uber Technologies, Inc. (C)	4.500	08-15-29	2,553,000	2,378,368
Machinery 0.0%
Esab Corp. (C)	6.250	04-15-29	246,000	245,077
Flowserve Corp.	3.500	10-01-30	1,019,000	884,922
Ingersoll Rand, Inc.	5.400	08-14-28	352,000	351,082
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	667,000	681,520
Passenger airlines 0.7%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	1,843,000	1,999,655
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	897,101	853,864
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	4,121,756	3,863,973
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,037,332	1,888,221
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	654,084	611,758
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	216,991	193,279
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	796,988	721,986
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,551,575	1,439,656
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	881,896	808,914
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,125,057	1,826,227
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,623,939	1,430,854
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	531,442	487,626
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,679,126	1,401,820
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,848,505	1,670,134
American Airlines, Inc. (C)	7.250	02-15-28	1,336,000	1,343,563
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	440,875	404,778
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	678,027	619,606
26	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	276,459	$284,086
Delta Air Lines, Inc.	4.375	04-19-28	1,931,000	1,847,347
Delta Air Lines, Inc. (C)	4.750	10-20-28	2,658,559	2,573,704
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,266,516	1,068,494
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	2,092,590	1,992,509
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,607,081	1,444,610
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	629,794	606,993
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,435,176	1,362,640
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,449,561	2,442,836
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,061,000	2,047,990
United Airlines, Inc. (C)	4.625	04-15-29	539,000	496,758
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	2,217,000	2,210,392
TriNet Group, Inc. (C)	3.500	03-01-29	608,000	532,349
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	2.450	10-29-26	6,782,000	6,266,106
AerCap Ireland Capital DAC	3.000	10-29-28	3,642,000	3,248,233
AerCap Ireland Capital DAC	3.300	01-30-32	633,000	528,458
AerCap Ireland Capital DAC	5.100	01-19-29	1,231,000	1,200,645
Air Lease Corp.	3.625	12-01-27	1,385,000	1,291,983
Ashtead Capital, Inc. (C)	2.450	08-12-31	1,113,000	883,588
Ashtead Capital, Inc. (C)	4.250	11-01-29	806,000	738,292
Ashtead Capital, Inc. (C)	4.375	08-15-27	1,275,000	1,213,152
Ashtead Capital, Inc. (C)	5.550	05-30-33	904,000	865,598
Ashtead Capital, Inc. (C)	5.800	04-15-34	1,094,000	1,064,717
Ashtead Capital, Inc. (C)	5.950	10-15-33	1,810,000	1,782,190
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	693,000	618,786
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	1,574,000	1,497,684
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	666,000	580,226
United Rentals North America, Inc.	3.875	11-15-27	1,190,000	1,111,000
Information technology 0.8%				42,032,108
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	2,893,000	2,379,463
Motorola Solutions, Inc.	2.750	05-24-31	2,264,000	1,880,945
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	27

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.0%
Gartner, Inc. (C)	4.500	07-01-28	2,164,000	$2,035,021
Kyndryl Holdings, Inc.	6.350	02-20-34	252,000	250,644
VeriSign, Inc.	2.700	06-15-31	703,000	576,449
Semiconductors and semiconductor equipment 0.5%
Broadcom, Inc. (C)	3.419	04-15-33	3,207,000	2,693,213
Broadcom, Inc.	4.750	04-15-29	7,071,000	6,845,604
Foundry JV Holdco LLC (C)	5.875	01-25-34	1,822,000	1,765,811
Marvell Technology, Inc.	2.450	04-15-28	2,685,000	2,384,144
Micron Technology, Inc.	2.703	04-15-32	1,754,000	1,419,503
Micron Technology, Inc.	4.185	02-15-27	1,029,000	993,431
Micron Technology, Inc.	5.300	01-15-31	1,286,000	1,261,879
Micron Technology, Inc.	5.327	02-06-29	2,004,000	1,984,293
Micron Technology, Inc.	6.750	11-01-29	3,684,000	3,871,505
NXP BV	3.875	06-18-26	395,000	381,595
Qorvo, Inc. (C)	3.375	04-01-31	1,276,000	1,075,529
Qorvo, Inc.	4.375	10-15-29	472,000	435,555
Software 0.1%
Autodesk, Inc.	2.850	01-15-30	988,000	860,908
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	827,000	724,117
Oracle Corp.	2.950	04-01-30	2,255,000	1,958,604
Rocket Software, Inc. (C)	9.000	11-28-28	905,000	908,430
Technology hardware, storage and peripherals 0.1%
CDW LLC	3.250	02-15-29	675,000	600,891
Dell International LLC	5.300	10-01-29	1,564,000	1,548,259
Dell International LLC	5.400	04-15-34	3,299,000	3,196,315
Materials 0.5%				26,851,887
Chemicals 0.1%
Braskem Idesa SAPI (C)	6.990	02-20-32	1,072,000	805,075
Braskem Netherlands Finance BV (C)	4.500	01-31-30	3,007,000	2,535,639
Sasol Financing USA LLC	5.500	03-18-31	1,103,000	916,743
Construction materials 0.1%
Cemex SAB de CV (C)	3.875	07-11-31	1,780,000	1,548,855
Cemex SAB de CV (C)	5.200	09-17-30	1,576,000	1,492,194
Standard Industries, Inc. (C)	5.000	02-15-27	396,000	381,451
Summit Materials LLC (C)	7.250	01-15-31	359,000	368,813
Containers and packaging 0.1%
Graphic Packaging International LLC (C)	3.500	03-01-29	1,335,000	1,181,153
Mauser Packaging Solutions Holding Company (C)	7.875	04-15-27	805,000	820,094
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	689,000	688,431
Owens-Brockway Glass Container, Inc. (C)	7.250	05-15-31	521,000	521,797
28	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Pactiv Evergreen Group Issuer, Inc. (C)	4.000	10-15-27	1,920,000	$1,781,367
Metals and mining 0.2%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	397,000	401,569
Anglo American Capital PLC (C)	4.750	04-10-27	1,365,000	1,328,887
Arsenal AIC Parent LLC (C)	8.000	10-01-30	814,000	847,509
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	1,778,000	1,710,224
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	570,000	551,702
Freeport-McMoRan, Inc.	4.250	03-01-30	2,262,000	2,090,261
Freeport-McMoRan, Inc.	5.400	11-14-34	1,553,000	1,497,662
Freeport-McMoRan, Inc.	5.450	03-15-43	2,744,000	2,515,267
Newmont Corp.	2.800	10-01-29	819,000	718,484
Novelis Corp. (C)	4.750	01-30-30	1,772,000	1,621,417
Taseko Mines, Ltd. (C)	8.250	05-01-30	519,000	527,293
Real estate 0.4%				17,356,239
Real estate management and development 0.1%
CoStar Group, Inc. (C)	2.800	07-15-30	2,339,000	1,941,745
Residential REITs 0.0%
American Homes 4 Rent LP	4.250	02-15-28	1,050,000	994,562
Specialized REITs 0.3%
American Tower Corp.	3.550	07-15-27	1,552,000	1,458,206
American Tower Corp.	3.800	08-15-29	3,072,000	2,810,066
American Tower Trust I (C)	5.490	03-15-28	2,114,000	2,104,547
GLP Capital LP	3.250	01-15-32	878,000	718,167
GLP Capital LP	4.000	01-15-30	858,000	768,373
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	382,000	338,558
Iron Mountain, Inc. (C)	5.250	07-15-30	931,000	864,097
SBA Tower Trust (C)	6.599	01-15-28	659,000	668,903
VICI Properties LP (C)	3.875	02-15-29	1,008,000	914,552
VICI Properties LP (C)	4.125	08-15-30	1,069,000	952,818
VICI Properties LP (C)	4.625	12-01-29	2,050,000	1,901,828
VICI Properties LP	5.125	05-15-32	990,000	919,817
Utilities 0.9%				45,100,930
Electric utilities 0.7%
American Electric Power Company, Inc.	5.625	03-01-33	844,000	825,004
Atlantica Transmision Sur SA (C)	6.875	04-30-43	789,127	799,623
Constellation Energy Generation LLC	6.125	01-15-34	914,000	935,264
Constellation Energy Generation LLC	6.500	10-01-53	1,112,000	1,154,133
Duke Energy Corp.	2.450	06-01-30	594,000	500,385
Duke Energy Corp.	5.750	09-15-33	2,112,000	2,103,802
Electricite de France SA (C)	5.650	04-22-29	2,670,000	2,662,453
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	29

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(E)	9.125	03-15-33	1,251,000	$1,358,402
Emera US Finance LP	3.550	06-15-26	1,466,000	1,396,340
FirstEnergy Corp.	2.650	03-01-30	1,289,000	1,086,425
FirstEnergy Corp.	3.400	03-01-50	510,000	327,266
Georgia Power Company	4.950	05-17-33	1,184,000	1,127,174
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	800,000	664,066
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,896,000	1,877,814
NRG Energy, Inc. (C)	2.450	12-02-27	1,828,000	1,630,621
NRG Energy, Inc. (C)	3.625	02-15-31	1,054,000	892,281
NRG Energy, Inc. (C)	3.875	02-15-32	2,202,000	1,855,197
NRG Energy, Inc. (C)	4.450	06-15-29	1,370,000	1,271,455
NRG Energy, Inc. (C)	7.000	03-15-33	1,848,000	1,924,455
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(E)	10.250	03-15-28	1,308,000	1,410,178
The Southern Company	5.700	03-15-34	1,689,000	1,683,856
Vistra Operations Company LLC (C)	3.700	01-30-27	3,460,000	3,256,243
Vistra Operations Company LLC (C)	4.300	07-15-29	3,152,000	2,910,327
Vistra Operations Company LLC (C)	6.875	04-15-32	801,000	797,645
Vistra Operations Company LLC (C)	6.950	10-15-33	1,850,000	1,927,720
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	1,400,467	1,177,527
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	116,130	111,831
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	1,593,000	1,490,260
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	460,000	428,612
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(E)	8.000	10-15-26	515,000	520,332
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	1,191,000	1,054,974
NiSource, Inc.	1.700	02-15-31	594,000	463,371
NiSource, Inc.	3.600	05-01-30	1,251,000	1,126,516
NiSource, Inc.	5.250	03-30-28	380,000	375,837
Sempra	5.500	08-01-33	1,721,000	1,671,681
Water utilities 0.0%

Artera Services LLC (C)	8.500	02-15-31	295,000	301,860
Municipal bonds 0.1%				$1,766,541
(Cost $2,230,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	941,237

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	923,000	825,304
30	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (G) 0.0%				$672,469
(Cost $671,242)
Health care 0.0%				672,469
Pharmaceuticals 0.0%

Endo Finance Holdings, Inc., Term Loan B (3 month CME Term SOFR + 4.500%)	9.826	04-09-31	675,000	672,469
Collateralized mortgage obligations 1.2%				$59,333,294
(Cost $66,931,645)
Commercial and residential 0.9%				42,673,460
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(H)	0.990	04-25-53	449,883	408,715
Series 2021-2, Class A1 (C)(H)	0.985	04-25-66	497,662	405,465
Series 2021-4, Class A1 (C)(H)	1.035	01-20-65	1,332,244	1,064,562
Series 2021-5, Class A1 (C)(H)	0.951	07-25-66	1,524,618	1,261,522
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	1,244,319	1,197,430
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(H)	1.175	10-25-48	801,924	683,065
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.843	11-05-32	575,000	219,551
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	515,174	506,002
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	822,000	767,022
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	893,308	857,529
Series 2019-B13, Class A2	2.889	08-15-57	762,941	708,773
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(H)	0.941	02-25-49	614,925	537,160
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	1,528,000	1,501,681
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(H)	6.015	10-12-40	1,259,000	1,252,545
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(H)	0.924	08-25-66	997,664	791,150
Series 2021-3, Class A1 (C)(H)	0.956	09-27-66	1,479,666	1,165,885
Series 2021-HX1, Class A1 (C)(H)	1.110	10-25-66	1,163,290	949,306
COLT Trust
Series 2020-RPL1, Class A1 (C)(H)	1.390	01-25-65	2,385,007	1,937,893
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.572	05-10-51	9,519,852	142,197
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(H)	4.540	08-10-30	880,000	697,180
Series 2017-PANW, Class A (C)	3.244	10-10-29	305,000	280,661
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	987,000	953,640
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (C)	2.257	08-15-37	638,736	599,547
Series 2021-NQM2, Class A1 (C)(H)	1.179	02-25-66	919,389	785,393
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM3, Class A1 (C)(H)	1.015	04-25-66	780,623	$639,827
Series 2021-NQM5, Class A1 (C)(H)	0.938	05-25-66	540,978	425,072
Series 2021-NQM6, Class A1 (C)(H)	1.174	07-25-66	1,609,881	1,283,790
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(H)	0.797	02-25-66	564,162	466,186
Series 2021-2, Class A1 (C)(H)	0.931	06-25-66	943,819	742,768
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(H)	2.500	02-01-51	1,837,048	1,412,589
GCAT Trust
Series 2021-NQM1, Class A1 (C)(H)	0.874	01-25-66	553,212	456,563
Series 2021-NQM2, Class A1 (C)(H)	1.036	05-25-66	664,802	535,480
Series 2021-NQM3, Class A1 (C)(H)	1.091	05-25-66	1,045,578	853,431
GS Mortgage Securities Trust
Series 2020-UPTN, Class A (C)	2.751	02-10-37	587,000	564,959
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(H)	1.382	09-27-60	134,512	122,064
Series 2021-NQM1, Class A1 (C)(H)	1.017	07-25-61	425,138	364,955
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(H)	1.071	06-25-56	646,959	544,171
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	1,161,000	986,850
MFA Trust
Series 2021-NQM1, Class A1 (C)(H)	1.153	04-25-65	421,356	379,359
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(H)	4.460	01-15-43	380,000	320,655
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	747,000	669,541
OBX Trust
Series 2020-EXP2, Class A3 (C)(H)	2.500	05-25-60	378,871	300,457
Series 2021-NQM2, Class A1 (C)(H)	1.101	05-25-61	1,015,627	790,857
Series 2021-NQM3, Class A1 (C)(H)	1.054	07-25-61	1,589,629	1,198,849
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(H)	2.000	01-25-36	1,406,891	1,185,160
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	1,738,000	1,316,503
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(H)	2.447	12-25-66	1,686,606	1,425,822
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	683,063	622,627
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	732,738	686,438
Series 2019-4, Class A1 (C)(H)	2.900	10-25-59	740,097	684,686
Series 2020-4, Class A1 (C)	1.750	10-25-60	1,147,873	995,964
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (C)	1.218	05-25-65	253,037	236,192
Series 2021-3, Class A1 (C)(H)	1.046	06-25-66	1,194,668	988,508
Series 2021-4, Class A1 (C)(H)	0.938	07-25-66	664,506	513,257
Series 2021-5, Class A1 (C)(H)	1.013	09-25-66	1,086,607	888,461
Series 2021-R1, Class A1 (C)(H)	0.820	10-25-63	442,705	397,545
32	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.3%				$16,659,834
Government National Mortgage Association
Series 2012-114, Class IO	0.624	01-16-53	755,854	11,670
Series 2016-174, Class IO	0.896	11-16-56	1,471,130	62,625
Series 2017-109, Class IO	0.230	04-16-57	1,791,555	26,602
Series 2017-124, Class IO	0.627	01-16-59	1,463,541	50,104
Series 2017-135, Class IO	0.717	10-16-58	2,732,418	98,086
Series 2017-140, Class IO	0.486	02-16-59	1,280,459	37,402
Series 2017-159, Class IO	0.432	06-16-59	1,951,993	51,084
Series 2017-169, Class IO	0.578	01-16-60	22,697,224	717,518
Series 2017-20, Class IO	0.525	12-16-58	2,263,450	54,276
Series 2017-22, Class IO	0.752	12-16-57	810,784	29,832
Series 2017-41, Class IO	0.583	07-16-58	1,379,997	38,004
Series 2017-46, Class IO	0.649	11-16-57	2,201,131	81,481
Series 2017-61, Class IO	0.701	05-16-59	738,814	26,808
Series 2018-158, Class IO	0.789	05-16-61	2,963,919	163,954
Series 2018-35, Class IO	0.541	03-16-60	3,631,372	122,125
Series 2018-43, Class IO	0.435	05-16-60	4,740,011	153,537
Series 2018-68, Class IO	0.427	01-16-60	5,883,731	181,177
Series 2018-69, Class IO	0.616	04-16-60	3,173,331	139,096
Series 2018-81, Class IO	0.484	01-16-60	4,695,861	188,176
Series 2018-9, Class IO	0.443	01-16-60	6,062,461	184,393
Series 2019-131, Class IO	0.802	07-16-61	3,011,394	168,582
Series 2020-100, Class IO	0.784	05-16-62	4,093,950	240,039
Series 2020-108, Class IO	0.847	06-16-62	23,583,187	1,348,984
Series 2020-114, Class IO	0.801	09-16-62	11,015,779	616,356
Series 2020-118, Class IO	0.881	06-16-62	9,085,369	558,242
Series 2020-119, Class IO	0.606	08-16-62	4,424,987	205,757
Series 2020-120, Class IO	0.769	05-16-62	2,698,562	156,386
Series 2020-137, Class IO	0.796	09-16-62	18,961,195	1,079,137
Series 2020-150, Class IO	0.963	12-16-62	8,605,569	555,794
Series 2020-170, Class IO	0.834	11-16-62	11,089,139	698,975
Series 2020-92, Class IO	0.879	02-16-62	9,607,063	573,322
Series 2021-110, Class IO	0.873	11-16-63	7,290,852	478,840
Series 2021-163, Class IO	0.801	03-16-64	9,157,807	528,586
Series 2021-183, Class IO	0.871	01-16-63	7,106,687	419,522
Series 2021-3, Class IO	0.868	09-16-62	20,374,942	1,282,594
Series 2021-40, Class IO	0.825	02-16-63	4,058,468	246,125
Series 2021-47, Class IO	0.992	03-16-61	26,413,611	1,847,212
Series 2022-17, Class IO	0.802	06-16-64	11,397,000	686,029
Series 2022-181, Class IO	0.717	07-16-64	5,349,960	342,937
Series 2022-21, Class IO	0.784	10-16-63	4,759,759	283,719
Series 2022-53, Class IO	0.711	06-16-64	17,563,044	850,763
Series 2022-57, Class IO	0.756	09-16-63	13,262,744	749,586

Series 2023-197, Class IO	1.318	09-16-65	3,657,159	324,397
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	33

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 1.7%				$86,360,849
(Cost $93,405,658)
Asset backed securities 1.7%				86,360,849
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-20-30	592,439	572,296
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	2,056,000	1,864,177
Series 2023-2A, Class A2 (C)	6.500	11-16-48	1,131,000	1,135,495
Applebee’s Funding LLC
Series 2023-1A, Class A2 (C)	7.824	03-05-53	1,003,000	1,017,029
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	567,792	506,180
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	2,286,900	2,093,337
Bain Capital Credit CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) (C)(F)	6.846	07-15-37	1,109,000	1,109,572
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (C)(F)	6.838	07-25-37	889,000	889,000
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (C)(F)	6.902	03-13-37	767,000	766,014
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	373,204	357,618
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	1,485,000	1,437,024
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	2,545,449	2,385,897
Series 2021-1A, Class A1 (C)	1.530	03-15-61	2,197,788	1,986,921
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	2,331,998	2,073,392
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	1,622,314	1,422,258
Series 2022-1A, Class A (C)	2.720	01-18-47	1,433,050	1,250,791
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	1,135,000	1,097,596
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	1,886,000	1,750,089
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	1,281,000	1,168,381
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	916,500	863,538
Series 2021-1A, Class A2I (C)	2.045	11-20-51	3,684,198	3,343,420
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	514,000	456,539
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	2,569,020	2,429,281
Series 2021-1A, Class A2I (C)	2.662	04-25-51	1,884,705	1,646,321
34	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	1,736,663	$1,560,254
Series 2021-1A, Class A2 (C)	2.791	10-20-51	2,336,100	1,995,730
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	8,163	7,687
Series 2021-SFR1, Class A (C)	1.538	08-17-38	457,100	415,583
Series 2021-SFR1, Class D (C)	2.189	08-17-38	1,729,000	1,566,342
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (C)	7.549	01-26-54	1,352,000	1,361,122
Ford Credit Auto Owner Trust
Series 2023-2, Class A (C)	5.280	02-15-36	1,998,000	1,985,683
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	919,000	903,417
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (C)(F)	6.778	07-20-37	786,000	786,000
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	756,684	721,079
Series 2021-1A, Class A2 (C)	2.773	04-20-29	1,651,732	1,558,323
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	1,696,000	1,577,210
Hilton Grand Vacations Trust
Series 2022-1D, Class B (C)	4.100	06-20-34	123,078	117,952
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	596,550	558,126
Series 2022-1A, Class A2I (C)	3.445	02-26-52	918,720	845,690
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	1,176,000	1,175,419
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	659,405	612,467
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	989,078	860,802
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	3,265,990	2,872,053
Series 2022-1A, Class A2 (C)	3.695	01-30-52	1,434,970	1,233,671
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	2,951,000	2,571,236
Series 2021-1, Class B1 (C)	2.410	10-20-61	1,005,000	845,213
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	225,107	210,158
Progress Residential Trust
Series 2021-SFR8, Class B (C)	1.681	10-17-38	1,093,000	984,578
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	83,867	83,190
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	2,072,000	1,962,235
Servpro Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	739,148	728,245
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	35

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	2,098,358	$2,028,950
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (C)	1.070	01-15-53	729,389	636,398
Series 2024-A, Class A1A (C)	5.240	03-15-56	1,489,341	1,454,706
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	2,041,303	1,919,744
Series 2021-1A, Class A2I (C)	2.190	08-20-51	1,508,010	1,282,757
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	330,262	298,947
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	3,096,840	2,780,496
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	1,138,778	973,044
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	2,364,417	2,088,485
Series 2021-1A, Class A (C)	1.860	03-20-46	1,470,668	1,271,978
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	1,835,000	1,715,137
Series 2020-2A, Class A2 (C)	1.992	09-15-45	1,650,000	1,427,671
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	1,539,094	1,367,695
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	1,982,556	1,692,646
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	339,854	310,994
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	1,603,653	1,389,570

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5%				$76,042,627
(Cost $76,048,935)
U.S. Government Agency 1.1%				56,127,774
Federal Agricultural Mortgage Corp. Discount Note	5.270	05-01-24	43,595,000	43,588,612
Federal Home Loan Bank Discount Note	5.270	05-01-24	12,541,000	12,539,162

	Yield (%)	Shares	Value
Short-term funds 0.4%			19,914,853
John Hancock Collateral Trust (I)	5.4256(J)	1,992,123	19,914,853

Total investments (Cost $3,658,952,668) 100.0%	$5,012,673,173
Other assets and liabilities, net 0.0%	484,398
Total net assets 100.0%	$5,013,157,571

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
36	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-24.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 4-30-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $3,670,534,269. Net unrealized appreciation aggregated to $1,342,138,904, of which $1,491,751,676 related to gross unrealized appreciation and $149,612,772 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	37

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,639,039,733) including $24,465,335 of securities loaned	$4,992,758,320
Affiliated investments, at value (Cost $19,912,935)	19,914,853
Total investments, at value (Cost $3,658,952,668)	5,012,673,173
Cash	7,884,070
Foreign currency, at value (Cost $3,664)	3,644
Collateral held at broker for futures contracts	799,000
Dividends and interest receivable	18,055,239
Receivable for fund shares sold	13,936,583
Receivable for investments sold	2,229,041
Receivable for securities lending income	12,650
Other assets	430,476
Total assets	5,056,023,876
Liabilities
Payable for investments purchased	13,929,652
Payable for delayed delivery securities purchased	2,280,000
Payable for fund shares repurchased	5,713,184
Payable upon return of securities loaned	19,953,560
Payable to affiliates
Accounting and legal services fees	195,441
Transfer agent fees	404,015
Distribution and service fees	143,780
Trustees’ fees	6,370
Other liabilities and accrued expenses	240,303
Total liabilities	42,866,305
Net assets	$5,013,157,571
Net assets consist of
Paid-in capital	$3,670,349,306
Total distributable earnings (loss)	1,342,808,265
Net assets	$5,013,157,571

38	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,129,798,514 ÷ 114,984,477 shares)[1]	$27.22
Class C ($166,507,624 ÷ 6,131,252 shares)[1]	$27.16
Class I ($819,780,130 ÷ 30,165,474 shares)	$27.18
Class R2 ($12,147,523 ÷ 446,746 shares)	$27.19
Class R4 ($25,358,474 ÷ 926,770 shares)	$27.36
Class R5 ($1,901,423 ÷ 69,615 shares)	$27.31
Class R6 ($857,663,883 ÷ 31,490,903 shares)	$27.24
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$28.50

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	39

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Interest	$39,495,972
Dividends	21,068,547
Securities lending	174,312
Less foreign taxes withheld	(535,220)
Total investment income	60,203,611
Expenses
Investment management fees	13,622,120
Distribution and service fees	5,393,442
Accounting and legal services fees	489,843
Transfer agent fees	2,387,101
Trustees’ fees	52,059
Custodian fees	316,905
State registration fees	109,985
Printing and postage	88,812
Professional fees	102,114
Other	66,131
Total expenses	22,628,512
Less expense reductions	(197,186)
Net expenses	22,431,326
Net investment income	37,772,285
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	119,255,979
Affiliated investments	4,786
Futures contracts	(641,703)
118,619,062
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	531,329,942
Affiliated investments	(5,291)
531,324,651
Net realized and unrealized gain	649,943,713
Increase in net assets from operations	$687,715,998
40	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$37,772,285	$67,975,288
Net realized gain (loss)	118,619,062	(82,059,225)
Change in net unrealized appreciation (depreciation)	531,324,651	320,119,706
Increase in net assets resulting from operations	687,715,998	306,035,769
Distributions to shareholders
From earnings
Class A	(21,056,216)	(41,551,163)
Class C	(643,522)	(1,741,633)
Class I	(6,644,179)	(13,425,000)
Class R2	(74,770)	(154,598)
Class R4	(195,474)	(427,201)
Class R5	(16,330)	(46,275)
Class R6	(7,297,190)	(13,684,054)
Total distributions	(35,927,681)	(71,029,924)
From fund share transactions	141,599,016	50,525,786
Total increase	793,387,333	285,531,631
Net assets
Beginning of period	4,219,770,238	3,934,238,607
End of period	$5,013,157,571	$4,219,770,238
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	41

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$23.59	$22.25	$27.14	$22.51	$20.90	$20.18
Net investment income[2]	0.20	0.36	0.30	0.25	0.27	0.32
Net realized and unrealized gain (loss) on investments	3.62	1.36	(4.40)	4.75	1.79	1.84
Total from investment operations	3.82	1.72	(4.10)	5.00	2.06	2.16
Less distributions
From net investment income	(0.19)	(0.38)	(0.34)	(0.30)	(0.30)	(0.33)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)	(1.11)
Total distributions	(0.19)	(0.38)	(0.79)	(0.37)	(0.45)	(1.44)
Net asset value, end of period	$27.22	$23.59	$22.25	$27.14	$22.51	$20.90
Total return (%)[3,4]	16.20[5]	7.76	(15.46)	22.38	10.06	11.63
Ratios and supplemental data
Net assets, end of period (in millions)	$3,130	$2,625	$2,396	$2,592	$1,618	$1,063
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04[6]	1.05	1.04	1.04	1.08	1.08
Expenses including reductions	1.04[6]	1.04	1.03	1.03	1.07	1.07
Net investment income	1.49[6]	1.53	1.22	0.96	1.25	1.60
Portfolio turnover (%)	33	62	61	65	89	76

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
42	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$23.54	$22.22	$27.09	$22.48	$20.86	$20.15
Net investment income[2]	0.10	0.20	0.09	0.07	0.13	0.18
Net realized and unrealized gain (loss) on investments	3.62	1.34	(4.35)	4.74	1.79	1.83
Total from investment operations	3.72	1.54	(4.26)	4.81	1.92	2.01
Less distributions
From net investment income	(0.10)	(0.22)	(0.16)	(0.13)	(0.15)	(0.19)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)	(1.11)
Total distributions	(0.10)	(0.22)	(0.61)	(0.20)	(0.30)	(1.30)
Net asset value, end of period	$27.16	$23.54	$22.22	$27.09	$22.48	$20.86
Total return (%)[3,4]	15.75[5]	7.02	(16.03)	21.48	9.34	10.81
Ratios and supplemental data
Net assets, end of period (in millions)	$167	$163	$200	$314	$314	$351
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74[6]	1.75	1.74	1.74	1.78	1.78
Expenses including reductions	1.74[6]	1.74	1.73	1.73	1.77	1.77
Net investment income	0.79[6]	0.83	0.28	0.26	0.60	0.91
Portfolio turnover (%)	33	62	61	65	89	76

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	43

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$23.56	$22.23	$27.11	$22.49	$20.88	$20.16
Net investment income[2]	0.24	0.43	0.36	0.32	0.33	0.38
Net realized and unrealized gain (loss) on investments	3.61	1.35	(4.38)	4.75	1.80	1.84
Total from investment operations	3.85	1.78	(4.02)	5.07	2.13	2.22
Less distributions
From net investment income	(0.23)	(0.45)	(0.41)	(0.38)	(0.37)	(0.39)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)	(1.11)
Total distributions	(0.23)	(0.45)	(0.86)	(0.45)	(0.52)	(1.50)
Net asset value, end of period	$27.18	$23.56	$22.23	$27.11	$22.49	$20.88
Total return (%)[3]	16.38[4]	8.04	(15.18)	22.71	10.41	11.98
Ratios and supplemental data
Net assets, end of period (in millions)	$820	$692	$681	$874	$626	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74[5]	0.75	0.74	0.74	0.78	0.79
Expenses including reductions	0.74[5]	0.74	0.73	0.73	0.77	0.78
Net investment income	1.79[5]	1.83	1.47	1.26	1.55	1.90
Portfolio turnover (%)	33	62	61	65	89	76

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
44	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$23.56	$22.22	$27.10	$22.47	$20.86	$20.15
Net investment income[2]	0.19	0.35	0.27	0.22	0.25	0.30
Net realized and unrealized gain (loss) on investments	3.62	1.35	(4.39)	4.76	1.79	1.83
Total from investment operations	3.81	1.70	(4.12)	4.98	2.04	2.13
Less distributions
From net investment income	(0.18)	(0.36)	(0.31)	(0.28)	(0.28)	(0.31)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)	(1.11)
Total distributions	(0.18)	(0.36)	(0.76)	(0.35)	(0.43)	(1.42)
Net asset value, end of period	$27.19	$23.56	$22.22	$27.10	$22.47	$20.86
Total return (%)[3]	16.12[4]	7.66	(15.49)	22.26	10.03	11.48
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$10	$9	$11	$11	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[5]	1.12	1.11	1.12	1.16	1.17
Expenses including reductions	1.10[5]	1.11	1.10	1.11	1.15	1.17
Net investment income	1.42[5]	1.46	1.11	0.88	1.18	1.51
Portfolio turnover (%)	33	62	61	65	89	76

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	45

CLASS R4 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$23.71	$22.37	$27.27	$22.62	$21.00	$20.27
Net investment income[2]	0.22	0.40	0.32	0.29	0.28	0.35
Net realized and unrealized gain (loss) on investments	3.64	1.36	(4.40)	4.77	1.83	1.85
Total from investment operations	3.86	1.76	(4.08)	5.06	2.11	2.20
Less distributions
From net investment income	(0.21)	(0.42)	(0.37)	(0.34)	(0.34)	(0.36)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)	(1.11)
Total distributions	(0.21)	(0.42)	(0.82)	(0.41)	(0.49)	(1.47)
Net asset value, end of period	$27.36	$23.71	$22.37	$27.27	$22.62	$21.00
Total return (%)[3]	16.24[4]	7.93	(15.29)	22.55	10.24	11.79
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$24	$23	$29	$23	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[5]	0.99	0.98	0.98	1.01	1.03
Expenses including reductions	0.86[5]	0.88	0.87	0.88	0.90	0.92
Net investment income	1.66[5]	1.69	1.29	1.12	1.33	1.77
Portfolio turnover (%)	33	62	61	65	89	76

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
46	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$23.67	$22.33	$27.23	$22.58	$20.96	$20.24
Net investment income[2]	0.24	0.45	0.36	0.34	0.36	0.39
Net realized and unrealized gain (loss) on investments	3.63	1.35	(4.39)	4.77	1.79	1.84
Total from investment operations	3.87	1.80	(4.03)	5.11	2.15	2.23
Less distributions
From net investment income	(0.23)	(0.46)	(0.42)	(0.39)	(0.38)	(0.40)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)	(1.11)
Total distributions	(0.23)	(0.46)	(0.87)	(0.46)	(0.53)	(1.51)
Net asset value, end of period	$27.31	$23.67	$22.33	$27.23	$22.58	$20.96
Total return (%)[3]	16.38[4]	8.11	(15.14)	22.83	10.48	11.98
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68[5]	0.69	0.68	0.68	0.71	0.73
Expenses including reductions	0.67[5]	0.68	0.67	0.67	0.70	0.72
Net investment income	1.86[5]	1.89	1.48	1.32	1.65	1.95
Portfolio turnover (%)	33	62	61	65	89	76

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	47

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$23.60	$22.26	$27.15	$22.52	$20.91	$20.19
Net investment income[2]	0.25	0.46	0.40	0.35	0.35	0.40
Net realized and unrealized gain (loss) on investments	3.63	1.36	(4.40)	4.76	1.80	1.84
Total from investment operations	3.88	1.82	(4.00)	5.11	2.15	2.24
Less distributions
From net investment income	(0.24)	(0.48)	(0.44)	(0.41)	(0.39)	(0.41)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)	(1.11)
Total distributions	(0.24)	(0.48)	(0.89)	(0.48)	(0.54)	(1.52)
Net asset value, end of period	$27.24	$23.60	$22.26	$27.15	$22.52	$20.91
Total return (%)[3]	16.42[4]	8.19	(15.10)	22.86	10.52	12.07
Ratios and supplemental data
Net assets, end of period (in millions)	$858	$704	$623	$645	$366	$226
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[5]	0.64	0.63	0.64	0.66	0.68
Expenses including reductions	0.62[5]	0.63	0.62	0.63	0.65	0.67
Net investment income	1.90[5]	1.94	1.66	1.37	1.67	2.00
Portfolio turnover (%)	33	62	61	65	89	76

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
48	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	49

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$3,067,334,671	$2,888,406,590	$178,928,081	—
Preferred securities	747,504	747,504	—	—
U.S. Government and Agency obligations	1,007,298,504	—	1,007,298,504	—
Corporate bonds	713,116,714	—	713,116,714	—
Municipal bonds	1,766,541	—	1,766,541	—
Term loans	672,469	—	672,469	—
Collateralized mortgage obligations	59,333,294	—	59,333,294	—
Asset backed securities	86,360,849	—	86,360,849	—
Short-term investments	76,042,627	19,914,853	56,127,774	—
Total investments in securities	$5,012,673,173	$2,909,068,947	$2,103,604,226	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters
50	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	51

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2024, the fund loaned securities valued at $24,465,335 and received $19,953,560 of cash collateral.
In addition, non-cash collateral of approximately $5,124,180 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage
52	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $7,697.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $91,910,503 and a long-term capital loss carryforward of $37,401,868 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	53

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts.  Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2024, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging Up to $4.4 million, as measured at each quarter end. There were no open futures contracts as of April 30, 2024.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(641,703)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
54	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund’s average daily net assets and (b) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$115,165
Class C	6,594
Class I	29,979
Class R2	440
Class	Expense reduction
Class R4	$974
Class R5	76
Class R6	31,341
Total	$184,569

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	55

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $12,617 for Class R4 shares for the six months ended April 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,130,715 for the six months ended April 30, 2024. Of this amount, $110,402 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,020,313 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $75,936 and $5,119 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$4,466,684	$1,795,199
Class C	855,274	103,237
Class I	—	467,441
Class R2	27,465	286
Class R4	43,535	635
Class R5	484	51
Class R6	—	20,252
Total	$5,393,442	$2,387,101
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
56	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$8,100,000	3	5.805%	$(3,918)
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	16,364,955	$432,574,704	30,177,694	$714,950,415
Distributions reinvested	776,169	20,654,831	1,737,496	40,633,344
Repurchased	(13,418,658)	(354,679,713)	(28,318,545)	(669,909,088)
Net increase	3,722,466	$98,549,822	3,596,645	$85,674,671
Class C shares
Sold	394,423	$10,405,550	910,132	$21,479,594
Distributions reinvested	23,791	623,685	72,234	1,678,133
Repurchased	(1,195,746)	(31,612,834)	(3,074,525)	(72,738,595)
Net decrease	(777,532)	$(20,583,599)	(2,092,159)	$(49,580,868)
Class I shares
Sold	3,768,824	$100,032,265	6,217,266	$147,344,897
Distributions reinvested	225,432	6,004,061	521,714	12,182,829
Repurchased	(3,182,945)	(83,744,674)	(8,027,583)	(189,452,477)
Net increase (decrease)	811,311	$22,291,652	(1,288,603)	$(29,924,751)
Class R2 shares
Sold	59,433	$1,600,806	84,881	$2,009,393
Distributions reinvested	2,564	68,085	5,973	139,628
Repurchased	(52,841)	(1,386,963)	(69,377)	(1,657,375)
Net increase	9,156	$281,928	21,477	$491,646
Class R4 shares
Sold	45,842	$1,235,727	89,514	$2,126,268
Distributions reinvested	7,297	195,474	18,171	427,201
Repurchased	(146,435)	(3,826,799)	(116,305)	(2,765,934)
Net decrease	(93,296)	$(2,395,598)	(8,620)	$(212,465)
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	57

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	1,181	$31,818	4,660	$109,978
Distributions reinvested	610	16,330	1,972	46,275
Repurchased	(32,705)	(830,031)	(6,366)	(147,317)
Net increase (decrease)	(30,914)	$(781,883)	266	$8,936
Class R6 shares
Sold	4,999,094	$132,182,351	7,594,355	$180,339,534
Distributions reinvested	271,193	7,245,739	580,882	13,599,934
Repurchased	(3,591,193)	(95,191,396)	(6,328,762)	(149,870,851)
Net increase	1,679,094	$44,236,694	1,846,475	$44,068,617
Total net increase	5,320,285	$141,599,016	2,075,481	$50,525,786
Affiliates of the fund owned 1% of shares of Class R6 on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $761,529,940 and $704,887,984, respectively, for the six months ended April 30, 2024. Purchases and sales of U.S. Treasury obligations aggregated $915,334,924 and $855,002,511, respectively, for the six months ended April 30, 2024.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,992,123	$32,490,416	$114,243,769	$(126,818,827)	$4,786	$(5,291)	$174,312	—	$19,914,853

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
58	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Balanced Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	59

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
60	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Jeffrey N. Given, CFA
Michael J. Scanlon, Jr., CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	61

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INTERNATIONAL EQUITY FUNDS

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ALTERNATIVE FUNDS

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A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
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ASSET ALLOCATION/TARGET DATE FUNDS

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CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
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Income Securities Trust
Investors Trust
Preferred Income
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Preferred Income III
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Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549382	36SA 4/24
6/2024

Semiannual report
John Hancock
Disciplined Value International Fund
International equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value International Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
11	Financial statements
15	Financial highlights
22	Notes to financial statements
32	Statement regarding liquidity risk management
34	More information
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The MSCI Europe, Australasia, and Far East (EAFE) Index tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A shares were first offered on 9-29-14. Returns prior to this date are those of the predecessor fund’s institutional class shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Cenovus Energy, Inc.	4.2
Samsung Electronics Company, Ltd.	3.2
BP PLC	3.2
Novartis AG	3.0
CRH PLC	2.4
Siemens AG	2.3
Kinross Gold Corp.	2.2
Beazley PLC	2.1
Teck Resources, Ltd., Class B	2.1
Renesas Electronics Corp.	1.8
TOTAL	26.5
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

TOP 10 COUNTRIES AS OF 4/30/2024 (% of net assets)
United Kingdom	20.1
Japan	17.1
Canada	11.3
France	8.8
South Korea	8.2
Germany	7.0
Switzerland	4.2
Ireland	4.0
Netherlands	3.6
Bermuda	2.7
TOTAL	87.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,176.20	$6.06	1.12%
	Hypothetical example	1,000.00	1,019.30	5.62	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,172.50	10.10	1.87%
	Hypothetical example	1,000.00	1,015.60	9.37	1.87%
Class I	Actual expenses/actual returns	1,000.00	1,178.70	4.71	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%
Class R2	Actual expenses/actual returns	1,000.00	1,176.70	6.82	1.26%
	Hypothetical example	1,000.00	1,018.60	6.32	1.26%
Class R4	Actual expenses/actual returns	1,000.00	1,178.00	5.47	1.01%
	Hypothetical example	1,000.00	1,019.80	5.07	1.01%
Class R6	Actual expenses/actual returns	1,000.00	1,179.00	4.12	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%
Class NAV	Actual expenses/actual returns	1,000.00	1,178.30	4.06	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 94.3%		$2,927,323,876
(Cost $2,586,562,613)
Austria 0.5%		14,114,553
ANDRITZ AG	258,586	14,114,553
Belgium 0.3%		9,475,526
Azelis Group NV	394,354	9,475,526
Bermuda 2.7%		85,083,528
Everest Group, Ltd.	134,997	49,464,251
Hiscox, Ltd.	2,322,618	35,619,277
Brazil 0.7%		22,891,893
Banco do Brasil SA	4,335,100	22,891,893
Canada 11.3%		351,778,172
Allied Gold Corp. (A)(B)	4,916,778	13,214,745
Capstone Copper Corp. (A)	2,265,497	15,683,134
Cenovus Energy, Inc.	6,376,644	130,992,986
Kinross Gold Corp.	10,798,183	69,653,045
MEG Energy Corp. (A)	1,488,505	33,853,987
Suncor Energy, Inc.	617,453	23,560,677
Teck Resources, Ltd., Class B	1,318,273	64,819,598
China 0.8%		25,709,103
Alibaba Group Holding, Ltd.	2,745,800	25,709,103
Finland 1.2%		36,844,619
Fortum OYJ	2,796,042	36,844,619
France 8.8%		273,642,758
Airbus SE	181,958	29,942,649
AXA SA (B)	568,868	19,655,323
Capgemini SE	85,630	17,997,834
Cie de Saint-Gobain SA	271,881	21,501,093
Eurazeo SE	266,667	24,020,761
Imerys SA	415,035	13,336,641
Kering SA	22,297	7,814,423
Rexel SA	994,690	25,782,238
Sanofi SA	150,099	14,828,756
SPIE SA	1,243,750	45,223,632
Technip Energies NV	610,616	14,380,039
Vallourec SACA (A)	2,274,490	39,159,369
Germany 7.0%		216,349,739
Allianz SE	80,953	22,973,274
Commerzbank AG	2,824,674	41,980,768
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	7

	Shares	Value
Germany (continued)
Daimler Truck Holding AG	467,007	$21,060,278
Evonik Industries AG	1,621,145	33,785,794
Infineon Technologies AG	758,014	26,305,420
Siemens AG	374,968	70,244,205
Ireland 4.0%		124,084,541
AIB Group PLC	5,986,860	30,989,057
CRH PLC	949,455	73,526,404
Ryanair Holdings PLC, ADR	143,679	19,569,080
Italy 0.7%		20,528,214
Iveco Group NV (B)	1,637,183	20,528,214
Japan 17.1%		531,062,041
Asahi Group Holdings, Ltd.	1,263,600	43,226,472
Honda Motor Company, Ltd.	3,026,500	34,434,250
Japan Post Holdings Company, Ltd.	3,811,900	36,606,821
Kansai Paint Company, Ltd.	2,277,800	29,652,803
Keisei Electric Railway Company, Ltd.	262,600	9,782,625
Mitsubishi Chemical Group Corp.	6,624,700	38,647,623
Mitsubishi Electric Corp.	2,761,600	48,134,485
Mitsubishi Heavy Industries, Ltd.	4,376,800	39,133,481
Panasonic Holdings Corp.	2,505,900	21,872,637
Renesas Electronics Corp.	3,352,000	54,422,240
Resona Holdings, Inc.	2,368,900	14,980,327
Ryohin Keikaku Company, Ltd.	3,360,209	54,129,713
Sony Group Corp.	277,400	22,927,490
Subaru Corp.	543,400	12,133,574
Sumitomo Mitsui Financial Group, Inc.	656,600	37,297,384
Suzuken Company, Ltd.	373,400	11,027,898
Suzuki Motor Corp.	1,945,100	22,652,218
Jordan 0.6%		18,706,110
Hikma Pharmaceuticals PLC	779,080	18,706,110
Luxembourg 0.6%		19,442,521
Tenaris SA	1,170,726	19,442,521
Netherlands 3.6%		111,876,320
Aalberts NV	564,762	26,852,104
Euronext NV (C)	213,666	19,240,818
ING Groep NV (B)	2,972,366	46,993,989
Stellantis NV (B)	848,867	18,789,409
Singapore 0.9%		28,862,362
Genting Singapore, Ltd.	43,247,900	28,862,362
8	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea 7.4%		$229,664,452
Hana Financial Group, Inc.	772,920	32,599,300
Hankook Tire & Technology Company, Ltd.	278,915	11,835,007
KB Financial Group, Inc.	585,233	31,741,245
KT Corp.	716,474	17,913,248
Kumho Petrochemical Company, Ltd.	183,662	18,267,480
Samsung C&T Corp.	169,151	18,240,109
Samsung Electronics Company, Ltd.	1,782,228	99,068,063
Spain 0.9%		28,687,760
Bankinter SA	3,629,444	28,687,760
Switzerland 4.2%		129,624,218
Glencore PLC	6,094,009	35,458,299
Novartis AG	970,207	94,165,919
United Kingdom 20.1%		622,040,162
AstraZeneca PLC	257,822	38,995,215
BAE Systems PLC	2,151,900	35,790,781
Barratt Developments PLC	2,438,537	13,777,996
Beazley PLC	7,976,723	65,997,400
BP PLC	15,168,760	97,772,090
Coca-Cola Europacific Partners PLC	440,783	31,745,192
Endeavour Mining PLC (B)	882,457	18,442,079
IMI PLC	1,688,038	36,769,966
Informa PLC	2,264,313	22,416,395
NatWest Group PLC	12,892,518	48,661,194
Nomad Foods, Ltd.	1,264,820	22,842,649
Shell PLC	1,457,903	51,826,313
Smith & Nephew PLC	1,024,390	12,411,127
SSE PLC	1,955,384	40,645,296
Tesco PLC	9,281,600	34,268,245
The Weir Group PLC	925,921	23,627,022
WH Smith PLC	1,904,571	26,051,202
United States 0.9%		26,855,284

Peabody Energy Corp.	1,224,033	26,855,284
Preferred securities 0.8%		$23,697,144
(Cost $22,740,969)
South Korea 0.8%		23,697,144
Samsung Electronics Company, Ltd.	507,530	23,697,144

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	9

	Yield (%)	Shares	Value
Short-term investments 5.9%			$181,861,250
(Cost $181,865,609)
Short-term funds 5.9%			181,861,250
Fidelity Government Portfolio, Institutional Class	5.2329(D)	117,418,669	117,418,669
John Hancock Collateral Trust (E)	5.4256(D)	6,446,321	64,442,581

Total investments (Cost $2,791,169,191) 101.0%	$3,132,882,270
Other assets and liabilities, net (1.0%)	(29,918,549)
Total net assets 100.0%	$3,102,963,721

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-24.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 4-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $2,799,414,396. Net unrealized appreciation aggregated to $333,467,874, of which $405,463,485 related to gross unrealized appreciation and $71,995,611 related to gross unrealized depreciation.
10	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,726,722,251) including $61,245,006 of securities loaned	$3,068,439,689
Affiliated investments, at value (Cost $64,446,940)	64,442,581
Total investments, at value (Cost $2,791,169,191)	3,132,882,270
Foreign currency, at value (Cost $4,059,355)	3,949,517
Dividends and interest receivable	20,368,326
Receivable for fund shares sold	4,155,667
Receivable for investments sold	36,727,013
Receivable for securities lending income	40,130
Other assets	255,368
Total assets	3,198,378,291
Liabilities
Payable for investments purchased	26,706,350
Payable for fund shares repurchased	3,835,222
Payable upon return of securities loaned	64,451,841
Payable to affiliates
Accounting and legal services fees	122,041
Transfer agent fees	91,185
Distribution and service fees	1,280
Trustees’ fees	3,518
Other liabilities and accrued expenses	203,133
Total liabilities	95,414,570
Net assets	$3,102,963,721
Net assets consist of
Paid-in capital	$2,893,456,773
Total distributable earnings (loss)	209,506,948
Net assets	$3,102,963,721

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	11

STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($181,394,480 ÷ 11,946,559 shares)[1]	$15.18
Class C ($5,073,973 ÷ 335,034 shares)[1]	$15.14
Class I ($755,692,343 ÷ 49,686,880 shares)	$15.21
Class R2 ($5,929,072 ÷ 389,629 shares)	$15.22
Class R4 ($704,473 ÷ 46,354 shares)	$15.20
Class R6 ($681,349,503 ÷ 44,794,162 shares)	$15.21
Class NAV ($1,472,819,877 ÷ 96,866,850 shares)	$15.20
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$45,723,374
Interest	127,664
Securities lending	90,236
Less foreign taxes withheld	(4,198,371)
Total investment income	41,742,903
Expenses
Investment management fees	10,005,779
Distribution and service fees	254,692
Accounting and legal services fees	298,489
Transfer agent fees	502,149
Trustees’ fees	32,094
Custodian fees	361,021
State registration fees	117,957
Printing and postage	40,961
Professional fees	79,521
Other	46,498
Total expenses	11,739,161
Less expense reductions	(111,860)
Net expenses	11,627,301
Net investment income	30,115,602
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	94,294,834
Affiliated investments	5,555
94,300,389
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	335,730,309
Affiliated investments	(4,224)
335,726,085
Net realized and unrealized gain	430,026,474
Increase in net assets from operations	$460,142,076
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$30,115,602	$54,928,705
Net realized gain	94,300,389	166,435,766
Change in net unrealized appreciation (depreciation)	335,726,085	94,686,788
Increase in net assets resulting from operations	460,142,076	316,051,259
Distributions to shareholders
From earnings
Class A	(11,023,867)	(2,524,753)
Class C	(331,312)	(80,076)
Class I	(40,380,993)	(6,358,018)
Class R2	(363,337)	(120,448)
Class R4	(29,653)	(3,871)
Class R6	(41,291,311)	(10,877,291)
Class NAV	(100,527,494)	(33,875,441)
Total distributions	(193,947,967)	(53,839,898)
From fund share transactions	323,815,191	355,013,543
Total increase	590,009,300	617,224,904
Net assets
Beginning of period	2,512,954,421	1,895,729,517
End of period	$3,102,963,721	$2,512,954,421
14	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.81	$12.11	$14.54	$10.57	$12.21	$12.42
Net investment income[2]	0.13	0.27	0.26	0.33	0.16	0.25
Net realized and unrealized gain (loss) on investments	2.25	1.72	(2.25)	3.80	(1.53)	—[3]
Total from investment operations	2.38	1.99	(1.99)	4.13	(1.37)	0.25
Less distributions
From net investment income	(0.26)	(0.23)	(0.44)	(0.16)	(0.27)	(0.14)
From net realized gain	(0.75)	(0.06)	—	—	—	(0.32)
Total distributions	(1.01)	(0.29)	(0.44)	(0.16)	(0.27)	(0.46)
Net asset value, end of period	$15.18	$13.81	$12.11	$14.54	$10.57	$12.21
Total return (%)[4,5]	17.62[6]	16.60	(14.05)	39.23	(11.53)	2.34
Ratios and supplemental data
Net assets, end of period (in millions)	$181	$146	$105	$118	$91	$114
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[7]	1.17	1.20	1.20	1.23	1.28
Expenses including reductions	1.12[7]	1.16	1.19	1.19	1.23	1.27
Net investment income	1.77[7]	1.93	1.95	2.35	1.42	2.13
Portfolio turnover (%)	42	71	70	76	99[8]	96

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	15

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.72	$12.04	$14.45	$10.51	$12.16	$12.35
Net investment income[2]	0.06	0.16	0.16	0.22	0.07	0.17
Net realized and unrealized gain (loss) on investments	2.26	1.71	(2.24)	3.79	(1.54)	—[3]
Total from investment operations	2.32	1.87	(2.08)	4.01	(1.47)	0.17
Less distributions
From net investment income	(0.15)	(0.13)	(0.33)	(0.07)	(0.18)	(0.04)
From net realized gain	(0.75)	(0.06)	—	—	—	(0.32)
Total distributions	(0.90)	(0.19)	(0.33)	(0.07)	(0.18)	(0.36)
Net asset value, end of period	$15.14	$13.72	$12.04	$14.45	$10.51	$12.16
Total return (%)[4,5]	17.25[6]	15.64	(14.67)	38.27	(12.30)	1.67
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$6	$6	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[7]	1.92	1.95	1.95	1.98	2.00
Expenses including reductions	1.87[7]	1.91	1.94	1.94	1.98	1.99
Net investment income	0.88[7]	1.17	1.22	1.58	0.63	1.44
Portfolio turnover (%)	42	71	70	76	99[8]	96

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
16	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.84	$12.14	$14.58	$10.59	$12.24	$12.45
Net investment income[2]	0.15	0.33	0.28	0.36	0.19	0.27
Net realized and unrealized gain (loss) on investments	2.26	1.69	(2.25)	3.81	(1.54)	0.02
Total from investment operations	2.41	2.02	(1.97)	4.17	(1.35)	0.29
Less distributions
From net investment income	(0.29)	(0.26)	(0.47)	(0.18)	(0.30)	(0.18)
From net realized gain	(0.75)	(0.06)	—	—	—	(0.32)
Total distributions	(1.04)	(0.32)	(0.47)	(0.18)	(0.30)	(0.50)
Net asset value, end of period	$15.21	$13.84	$12.14	$14.58	$10.59	$12.24
Total return (%)[3]	17.87[4]	16.85	(13.79)	39.55	(11.36)	2.73
Ratios and supplemental data
Net assets, end of period (in millions)	$756	$512	$112	$69	$42	$88
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.92	0.95	0.95	0.98	1.01
Expenses including reductions	0.87[5]	0.91	0.94	0.94	0.98	0.98
Net investment income	2.09[5]	2.29	2.13	2.57	1.62	2.22
Portfolio turnover (%)	42	71	70	76	99[6]	96

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	17

CLASS R2 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.82	$12.12	$14.55	$10.58	$12.22	$12.42
Net investment income[2]	0.12	0.25	0.09	0.31	0.15	0.24
Net realized and unrealized gain (loss) on investments	2.26	1.72	(2.10)	3.80	(1.53)	0.01
Total from investment operations	2.38	1.97	(2.01)	4.11	(1.38)	0.25
Less distributions
From net investment income	(0.23)	(0.21)	(0.42)	(0.14)	(0.26)	(0.13)
From net realized gain	(0.75)	(0.06)	—	—	—	(0.32)
Total distributions	(0.98)	(0.27)	(0.42)	(0.14)	(0.26)	(0.45)
Net asset value, end of period	$15.22	$13.82	$12.12	$14.55	$10.58	$12.22
Total return (%)[3]	17.67[4]	16.40	(14.12)	39.06	(11.61)	2.32
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$5	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[5]	1.30	1.33	1.29	1.32	1.35
Expenses including reductions	1.26[5]	1.29	1.32	1.28	1.32	1.34
Net investment income	1.60[5]	1.76	0.71	2.26	1.30	1.98
Portfolio turnover (%)	42	71	70	76	99[6]	96

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
18	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.82	$12.12	$14.55	$10.58	$12.22	$12.44
Net investment income[2]	0.15	0.29	0.27	0.34	0.18	0.22
Net realized and unrealized gain (loss) on investments	2.25	1.71	(2.25)	3.80	(1.54)	0.04
Total from investment operations	2.40	2.00	(1.98)	4.14	(1.36)	0.26
Less distributions
From net investment income	(0.27)	(0.24)	(0.45)	(0.17)	(0.28)	(0.16)
From net realized gain	(0.75)	(0.06)	—	—	—	(0.32)
Total distributions	(1.02)	(0.30)	(0.45)	(0.17)	(0.28)	(0.48)
Net asset value, end of period	$15.20	$13.82	$12.12	$14.55	$10.58	$12.22
Total return (%)[3]	17.80[4]	16.70	(13.94)	39.33	(11.44)	2.45
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.15	1.20	1.20	1.21	1.25
Expenses including reductions	1.01[6]	1.05	1.09	1.09	1.11	1.14
Net investment income	2.09[6]	2.04	2.03	2.45	1.68	1.84
Portfolio turnover (%)	42	71	70	76	99[7]	96

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	19

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.85	$12.15	$14.58	$10.59	$12.24	$12.46
Net investment income[2]	0.16	0.33	0.30	0.38	0.20	0.31
Net realized and unrealized gain (loss) on investments	2.26	1.71	(2.24)	3.81	(1.54)	(0.01)
Total from investment operations	2.42	2.04	(1.94)	4.19	(1.34)	0.30
Less distributions
From net investment income	(0.31)	(0.28)	(0.49)	(0.20)	(0.31)	(0.20)
From net realized gain	(0.75)	(0.06)	—	—	—	(0.32)
Total distributions	(1.06)	(0.34)	(0.49)	(0.20)	(0.31)	(0.52)
Net asset value, end of period	$15.21	$13.85	$12.15	$14.58	$10.59	$12.24
Total return (%)[3]	17.90[4]	16.95	(13.68)	39.77	(11.28)	2.77
Ratios and supplemental data
Net assets, end of period (in millions)	$681	$523	$391	$382	$287	$186
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.80	0.85	0.85	0.87	0.89
Expenses including reductions	0.76[5]	0.80	0.84	0.84	0.86	0.88
Net investment income	2.15[5]	2.31	2.27	2.74	1.86	2.57
Portfolio turnover (%)	42	71	70	76	99[6]	96

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
20	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.85	$12.14	$14.58	$10.59	$12.24	$12.46
Net investment income[2]	0.15	0.32	0.31	0.38	0.20	0.32
Net realized and unrealized gain (loss) on investments	2.26	1.73	(2.26)	3.81	(1.54)	(0.02)
Total from investment operations	2.41	2.05	(1.95)	4.19	(1.34)	0.30
Less distributions
From net investment income	(0.31)	(0.28)	(0.49)	(0.20)	(0.31)	(0.20)
From net realized gain	(0.75)	(0.06)	—	—	—	(0.32)
Total distributions	(1.06)	(0.34)	(0.49)	(0.20)	(0.31)	(0.52)
Net asset value, end of period	$15.20	$13.85	$12.14	$14.58	$10.59	$12.24
Total return (%)[3]	17.83[4]	17.06	(13.75)	39.80	(11.28)	2.77
Ratios and supplemental data
Net assets, end of period (in millions)	$1,473	$1,321	$1,277	$1,655	$1,254	$1,305
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.80	0.84	0.84	0.86	0.88
Expenses including reductions	0.75[5]	0.79	0.83	0.83	0.85	0.87
Net investment income	2.10[5]	2.28	2.34	2.73	1.82	2.73
Portfolio turnover (%)	42	71	70	76	99[6]	96

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
22	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$14,114,553	—	$14,114,553	—
Belgium	9,475,526	—	9,475,526	—
Bermuda	85,083,528	$49,464,251	35,619,277	—
Brazil	22,891,893	22,891,893	—	—
Canada	351,778,172	351,778,172	—	—
China	25,709,103	—	25,709,103	—
Finland	36,844,619	—	36,844,619	—
France	273,642,758	—	273,642,758	—
Germany	216,349,739	—	216,349,739	—
Ireland	124,084,541	19,569,080	104,515,461	—
Italy	20,528,214	—	20,528,214	—
Japan	531,062,041	—	531,062,041	—
Jordan	18,706,110	—	18,706,110	—
Luxembourg	19,442,521	—	19,442,521	—
Netherlands	111,876,320	—	111,876,320	—
Singapore	28,862,362	—	28,862,362	—
South Korea	229,664,452	—	229,664,452	—
Spain	28,687,760	—	28,687,760	—
Switzerland	129,624,218	—	129,624,218	—
United Kingdom	622,040,162	73,029,920	549,010,242	—
United States	26,855,284	26,855,284	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	23

	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	$23,697,144	—	$23,697,144	—
Short-term investments	181,861,250	$181,861,250	—	—
Total investments in securities	$3,132,882,270	$725,449,850	$2,407,432,420	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2024, the fund loaned securities valued at $61,245,006 and received $64,451,841 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
24	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $5,404.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $132,784,073 and a long-term capital loss carryforward of $110,483,539 available to offset future net realized capital gains. These carryforwards do not expire.
Due to merger activity in year 2020, the total capital loss carryforward as of October 31, 2023, is limited to $2,610,689 each fiscal year due to IRC Section 382 limitation. Any unused portion of this limitation will carryforward to the following fiscal years.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	25

As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.
The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.750% of the first $500 million of aggregate average daily net assets, (b) 0.720% of the next $500 million of aggregate average daily net assets, (c) 0.690% of the next $1 billion of aggregate average daily net assets, (d) 0.670% of the next $1 billion of aggregate average daily net assets, (e) 0.660% of the next $2 billion of aggregate average daily net assets, and (f) 0.650% of aggregate average daily net assets in excess of $5 billion. Aggregate net assets include the net assets of the fund, Disciplined Value International Trust (a series of John Hancock Variable Insurance Trust), Manulife Boston Partners International Equity Fund (Canada), the portion of the net assets of Manulife Balanced Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of MLI Pension Plus Growth Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of Manulife MIM Diversified Fund (Canada) invested in Boston Partners International Equity Fund (Canada), and the portion of the net assets of Manulife Diversified Tri-Plan Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada). The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
26	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.88% of average daily net assets excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This expense limitation expired on February 28, 2024.
Additionally, the Advisor contractually agreed to waive and/or reimburse expenses for Class I and Class R6 shares of the fund to the extent they exceed 0.98% and 0.88% of the respective class’s average daily net assets. This expense limitation excluded taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, borrowing costs, prime brokerage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. This waiver expired on February 28, 2024.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$6,581
Class C	207
Class I	24,547
Class R2	220
Class	Expense reduction
Class R4	$21
Class R6	23,954
Class NAV	56,064
Total	$111,594

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	27

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $266 for Class R4 shares for the six months ended April 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $69,264 for the six months ended April 30, 2024. Of this amount, $11,951 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $57,313 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $3,703 and $127 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$212,677	$102,564
Class C	26,901	3,252
Class I	—	380,718
Class R2	14,185	143
Class R4	929	13
Class R6	—	15,459
Total	$254,692	$502,149
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
28	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$31,000,000	1	5.800%	$4,994
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,732,004	$25,321,647	3,081,171	$43,845,643
Distributions reinvested	764,125	10,942,271	193,743	2,501,228
Repurchased	(1,151,094)	(16,995,545)	(1,329,421)	(18,743,534)
Net increase	1,345,035	$19,268,373	1,945,493	$27,603,337
Class C shares
Sold	50,798	$739,388	117,055	$1,621,132
Distributions reinvested	23,136	331,312	6,203	80,076
Repurchased	(127,609)	(1,863,580)	(142,035)	(2,013,249)
Net decrease	(53,675)	$(792,880)	(18,777)	$(312,041)
Class I shares
Sold	16,020,906	$236,677,381	33,879,247	$475,105,619
Distributions reinvested	2,808,366	40,243,890	492,244	6,354,871
Repurchased	(6,134,431)	(90,253,729)	(6,631,965)	(94,855,379)
Net increase	12,694,841	$186,667,542	27,739,526	$386,605,111
Class R2 shares
Sold	7,969	$117,405	24,604	$351,389
Distributions reinvested	25,320	363,337	9,308	120,448
Repurchased	(24,509)	(365,091)	(103,649)	(1,415,092)
Net increase (decrease)	8,780	$115,651	(69,737)	$(943,255)
Class R4 shares
Sold	33,794	$495,141	913	$12,963
Distributions reinvested	2,071	29,653	300	3,871
Repurchased	(1,788)	(25,899)	(2,168)	(30,922)
Net increase (decrease)	34,077	$498,895	(955)	$(14,088)
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	29

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	9,011,062	$132,384,619	12,738,220	$182,087,051
Distributions reinvested	2,882,724	41,280,611	842,541	10,877,205
Repurchased	(4,842,713)	(71,401,723)	(8,018,801)	(114,440,497)
Net increase	7,051,073	$102,263,507	5,561,960	$78,523,759
Class NAV shares
Sold	1,401,291	$20,388,976	6,173,093	$88,180,881
Distributions reinvested	7,020,077	100,527,494	2,626,003	33,875,441
Repurchased	(6,959,283)	(105,122,367)	(18,567,568)	(258,505,602)
Net increase (decrease)	1,462,085	$15,794,103	(9,768,472)	$(136,449,280)
Total net increase	22,542,216	$323,815,191	25,389,038	$355,013,543
Affiliates of the fund owned 82% of shares of Class NAV on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,283,610,750 and $1,178,650,274, respectively, for the six months ended April 30, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 38.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	9.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.8%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	6,446,321	$16,004,545	$328,879,141	$(280,442,436)	$5,555	$(4,224)	$90,236	—	$64,442,581

30	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	31

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value International Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
32	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	33

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers1
Christopher K. Hart, CFA
Joshua M. Jones, CFA
Soyoun Song
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
1 Effective December 31, 2023, Joseph F. Feeney, Jr. no longer serves as a portfolio manager for the fund. Effective January 1, 2024, Soyoun Song was added as a portfolio manager for the fund.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
34	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

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John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549364	455SA 4/24
6/2024

Semiannual report
John Hancock
Diversified Macro Fund
Alternative
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Macro Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Consolidated Fund’s investments
10	Consolidated financial statements
13	Consolidated financial highlights
18	Notes to consolidated financial statements
28	Statement regarding liquidity risk management
30	More information
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

Portfolio summary
FUTURES CONTRACTS EXPOSURE AS OF 4/30/2024 (Notional basis as a % of net assets)
Equity	20.3
Energy	19.3
Precious Metals	8.1
Base Metals	4.9
Currency	1.7
Ags/Softs	(2.1)
Long Term/Intermediate Rates	(17.4)
Short Term Rates	(151.6)
TOTAL	(116.8)
FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATION AS OF 4/30/2024 (% of net assets)

The fund’s assets are exposed to both short (unfavored) and long (favored) currency positions.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,087.30	$8.41	1.62%
	Hypothetical example	1,000.00	1,016.80	8.12	1.62%
Class C	Actual expenses/actual returns	1,000.00	1,084.10	12.28	2.37%
	Hypothetical example	1,000.00	1,013.10	11.86	2.37%
Class I	Actual expenses/actual returns	1,000.00	1,088.70	7.11	1.37%
	Hypothetical example	1,000.00	1,018.10	6.87	1.37%
Class R6	Actual expenses/actual returns	1,000.00	1,089.80	6.49	1.25%
	Hypothetical example	1,000.00	1,018.60	6.27	1.25%
Class NAV	Actual expenses/actual returns	1,000.00	1,088.90	6.49	1.25%
	Hypothetical example	1,000.00	1,018.60	6.27	1.25%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	5

Consolidated Fund’s investments
AS OF 4-30-24 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 66.0%				$1,108,236,676
(Cost $1,108,272,017)
U.S. Government 66.0%				1,108,236,676
U.S. Treasury Bill	5.190	06-06-24	151,000,000	150,202,343
U.S. Treasury Bill	5.230	05-30-24	152,000,000	151,354,105
U.S. Treasury Bill	5.231	05-16-24	105,000,000	104,769,102
U.S. Treasury Bill	5.235	06-13-24	151,000,000	150,050,459
U.S. Treasury Bill	5.240	05-23-24	151,500,000	151,011,160
U.S. Treasury Bill	5.243	05-09-24	105,000,000	104,876,765
U.S. Treasury Bill	5.255	05-02-24	160,000,000	159,976,457
U.S. Treasury Bill	5.255	06-20-24	137,000,000	135,996,285

Total investments (Cost $1,108,272,017) 66.0%	$1,108,236,676
Other assets and liabilities, net 34.0%	571,231,327
Total net assets 100.0%	$1,679,468,003

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Australian 10-Year Bond Futures	1,412	Long	Jun 2024	$103,827,173	$102,537,988	$(1,289,185)
CAC40 Index Futures	840	Long	May 2024	70,980,178	71,092,921	112,743
Canadian 10-Year Bond Futures	22	Long	Jun 2024	1,877,703	1,869,596	(8,107)
Cocoa Futures	78	Long	Jul 2024	7,421,509	7,635,382	213,873
Coffee ’C’ Futures	392	Long	Jul 2024	29,868,673	31,406,550	1,537,877
Cotton No. 2 Futures	157	Long	Jul 2024	6,875,607	6,163,820	(711,787)
DAX Index Futures	247	Long	Jun 2024	119,767,065	119,087,355	(679,710)
Electrolytic Copper Futures	247	Long	Jun 2024	59,632,621	61,412,722	1,780,101
Euro STOXX 50 Index Futures	3,630	Long	Jun 2024	190,295,038	188,970,897	(1,324,141)
Euro-BOBL Futures	1,513	Long	Jun 2024	189,517,700	187,819,131	(1,698,569)
Euro-Bund Futures	415	Long	Jun 2024	58,261,161	57,553,387	(707,774)
FTSE 100 Index Futures	863	Long	Jun 2024	84,243,690	87,848,524	3,604,834
Gas Oil Futures	751	Long	Jun 2024	59,975,364	58,033,525	(1,941,839)
Gasoline RBOB Futures	672	Long	Jun 2024	76,755,073	75,631,853	(1,123,220)
Gold 100 Oz Futures	381	Long	Jun 2024	85,502,042	87,702,390	2,200,348
Long Gilt Futures	717	Long	Jun 2024	86,681,994	85,784,841	(897,153)
Nikkei 225 Index Futures	224	Long	Jun 2024	56,235,077	54,212,218	(2,022,859)
NY Harbor ULSD Futures	560	Long	Jun 2024	61,331,479	59,216,304	(2,115,175)
Primary Aluminum Futures	291	Long	Jun 2024	18,183,060	18,755,168	572,108
S&P 500 E-Mini Index Futures	78	Long	Jun 2024	20,068,115	19,761,300	(306,815)
Silver Futures	370	Long	Jul 2024	50,997,695	49,163,750	(1,833,945)
Soybean Oil Futures	90	Long	Jul 2024	2,465,546	2,324,160	(141,386)
Sugar No. 11 (World) Futures	930	Long	Jul 2024	22,760,477	20,248,704	(2,511,773)
TOPIX Index Futures	258	Long	Jun 2024	44,185,188	44,618,140	432,952
U.S. Dollar Index Futures	280	Long	Jun 2024	28,744,607	29,720,600	975,993
WTI Crude Oil Futures	2,207	Long	May 2024	186,263,676	180,069,130	(6,194,546)
Zinc Futures	78	Long	Jun 2024	4,519,192	5,687,819	1,168,627
10-Year U.S. Treasury Note Futures	896	Short	Jun 2024	(97,352,957)	(96,292,000)	1,060,957
2-Year U.S. Treasury Note Futures	952	Short	Jul 2024	(193,240,448)	(192,973,375)	267,073
30-Year U.S. Treasury Bond Futures	202	Short	Jun 2024	(23,059,848)	(23,009,063)	50,785
3-Month EURIBOR Futures	3,104	Short	Jun 2025	(806,349,289)	(802,807,168)	3,542,121
3-Month SOFR Index Futures	6,544	Short	Sep 2025	(1,573,080,520)	(1,559,026,198)	14,054,322
3-Month SONIA Index Futures	560	Short	Sep 2025	(167,307,784)	(167,029,452)	278,332
5-Year U.S. Treasury Note Futures	1,345	Short	Jul 2024	(142,407,855)	(140,941,289)	1,466,566
Brent Crude Futures	493	Short	Jun 2024	(43,203,972)	(42,398,000)	805,972
Corn Futures	1,826	Short	Jul 2024	(40,696,386)	(40,833,925)	(137,539)
Dow Jones Industrial Average E-Mini Index Futures	683	Short	Jun 2024	(132,427,264)	(129,746,095)	2,681,169
Euro-Schatz Futures	2,443	Short	Jun 2024	(275,588,228)	(273,935,744)	1,652,484
Hang Seng Index Futures	504	Short	May 2024	(55,508,676)	(56,659,501)	(1,150,825)
Hard Red Winter Wheat Futures	560	Short	Jul 2024	(16,153,089)	(17,815,000)	(1,661,911)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	7

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Nasdaq 100 E-Mini Index Futures	90	Short	Jun 2024	$(32,370,389)	$(31,628,250)	$742,139
Natural Gas Futures	885	Short	May 2024	(17,375,114)	(17,487,600)	(112,486)
Russell 2000 E-Mini Index Futures	247	Short	Jun 2024	(25,349,674)	(24,522,160)	827,514
Soybean Futures	202	Short	Jul 2024	(12,032,366)	(11,741,250)	291,116
Soybean Meal Futures	448	Short	Jul 2024	(15,296,091)	(15,769,600)	(473,509)
Wheat Futures	740	Short	Jul 2024	(21,302,555)	(22,357,250)	(1,054,695)
						$10,221,057
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	4,485,000	USD	2,903,053	BOA	6/21/2024	$6,747	—
CAD	124,501,000	USD	91,605,587	BOA	6/21/2024	—	$(1,091,612)
CHF	37,497,000	USD	41,685,749	BOA	6/21/2024	—	(659,581)
EUR	90,421,000	USD	97,552,767	BOA	6/21/2024	—	(850,603)
GBP	29,616,000	USD	37,158,599	BOA	6/21/2024	—	(141,992)
JPY	350,435,000	USD	2,306,944	BOA	6/21/2024	—	(67,646)
MXN	1,469,897,000	USD	86,475,603	BOA	6/21/2024	—	(1,364,485)
NZD	71,863,000	USD	44,256,267	BOA	6/21/2024	—	(1,911,014)
USD	225,650,100	AUD	340,633,000	BOA	6/21/2024	4,652,581	—
USD	228,841,951	CAD	309,731,000	BOA	6/21/2024	3,663,165	—
USD	241,892,037	CHF	212,294,000	BOA	6/21/2024	9,617,207	—
USD	466,036,948	EUR	425,616,000	BOA	6/21/2024	10,855,208	—
USD	136,853,030	GBP	107,773,000	BOA	6/21/2024	2,149,127	—
USD	182,212,956	JPY	26,611,961,000	BOA	6/21/2024	12,161,142	—
USD	4,035,417	MXN	69,283,000	BOA	6/21/2024	23,739	—
USD	127,652,866	NZD	211,868,000	BOA	6/21/2024	2,809,704	—
						$45,938,620	$(6,086,933)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
8	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $1,104,590,147. Net unrealized appreciation aggregated to $53,719,273, of which $53,754,614 related to gross unrealized appreciation and $35,341 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	9

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,108,272,017)	$1,108,236,676
Unrealized appreciation on forward foreign currency contracts	45,938,620
Cash	413,641,731
Collateral held at broker for futures contracts	123,773,174
Interest receivable	842,649
Receivable for fund shares sold	8,347,173
Other assets	138,454
Total assets	1,700,918,477
Liabilities
Unrealized depreciation on forward foreign currency contracts	6,086,933
Payable for futures variation margin	13,465,249
Payable for fund shares repurchased	1,582,505
Payable to affiliates
Accounting and legal services fees	64,136
Transfer agent fees	116,494
Trustees’ fees	1,321
Other liabilities and accrued expenses	133,836
Total liabilities	21,450,474
Net assets	$1,679,468,003
Net assets consist of
Paid-in capital	$1,555,679,872
Total distributable earnings (loss)	123,788,131
Net assets	$1,679,468,003

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($162,912,903 ÷ 16,144,402 shares)[1]	$10.09
Class C ($1,842,977 ÷ 183,738 shares)[1]	$10.03
Class I ($1,060,871,627 ÷ 104,826,873 shares)	$10.12
Class R6 ($254,606,255 ÷ 25,131,333 shares)	$10.13
Class NAV ($199,234,241 ÷ 19,685,247 shares)	$10.12
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.62

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Interest	$32,539,553
Expenses
Investment management fees	8,649,181
Distribution and service fees	206,272
Accounting and legal services fees	148,866
Transfer agent fees	615,037
Trustees’ fees	16,183
Custodian fees	133,463
State registration fees	74,240
Printing and postage	48,784
Professional fees	70,092
Other	24,995
Total expenses	9,987,113
Less expense reductions	(56,522)
Net expenses	9,930,591
Net investment income	22,608,962
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,076)
Futures contracts	97,586,718
Forward foreign currency contracts	(19,405,502)
78,179,140
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	161,348
Futures contracts	144,936
Forward foreign currency contracts	33,160,957
33,467,241
Net realized and unrealized gain	111,646,381
Increase in net assets from operations	$134,255,343
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	11

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$22,608,962	$24,369,136
Net realized gain	78,179,140	13,324,872
Change in net unrealized appreciation (depreciation)	33,467,241	(13,714,480)
Increase in net assets resulting from operations	134,255,343	23,979,528
Distributions to shareholders
From earnings
Class A	(5,860,184)	(1,356,789)
Class C	(26,950)	(117,413)
Class I	(27,426,577)	(31,572,455)
Class R6	(9,418,055)	(22,395,863)
Class NAV	(7,909,103)	(19,675,494)
Total distributions	(50,640,869)	(75,118,014)
From fund share transactions	221,615,718	665,628,995
Total increase	305,230,192	614,490,509
Net assets
Beginning of period	1,374,237,811	759,747,302
End of period	$1,679,468,003	$1,374,237,811
12	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.62	$10.68	$9.36	$9.31	$10.22	$10.00
Net investment income (loss)[3]	0.13	0.24	(0.06)	(0.16)	(0.12)	0.01
Net realized and unrealized gain (loss) on investments	0.67	(0.32)	1.66	0.38	(0.42)	0.21
Total from investment operations	0.80	(0.08)	1.60	0.22	(0.54)	0.22
Less distributions
From net investment income	(0.12)	(0.98)	(0.28)	(0.17)	—	—
From net realized gain	(0.21)	—	—	—	(0.37)	—
Total distributions	(0.33)	(0.98)	(0.28)	(0.17)	(0.37)	—
Net asset value, end of period	$10.09	$9.62	$10.68	$9.36	$9.31	$10.22
Total return (%)[4,5]	8.73[6]	(0.11)	17.74	2.41	(5.49)	2.20[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$163	$174	$13	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.63[8]	1.65	1.65	1.67	1.84	1.84[8]
Expenses including reductions	1.62[8]	1.64	1.64	1.66	1.71	1.70[8]
Net investment income (loss)	2.84[8]	2.60	(0.60)	(1.66)	(1.29)	0.23[8]
Portfolio turnover (%)	0[9]	0[9]	0[9]	0[9]	0[9]	0[9]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	13

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.52	$10.58	$9.27	$9.22	$10.20	$10.00
Net investment income (loss)[3]	0.10	0.08	(0.13)	(0.22)	(0.18)	(0.01)
Net realized and unrealized gain (loss) on investments	0.67	(0.23)	1.65	0.37	(0.43)	0.21
Total from investment operations	0.77	(0.15)	1.52	0.15	(0.61)	0.20
Less distributions
From net investment income	(0.05)	(0.91)	(0.21)	(0.10)	—	—
From net realized gain	(0.21)	—	—	—	(0.37)	—
Total distributions	(0.26)	(0.91)	(0.21)	(0.10)	(0.37)	—
Net asset value, end of period	$10.03	$9.52	$10.58	$9.27	$9.22	$10.20
Total return (%)[4,5]	8.41[6]	(0.94)	16.87	1.67	(6.22)	2.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$3	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.37[8]	2.40	2.40	2.42	2.59	2.59[8]
Expenses including reductions	2.37[8]	2.39	2.39	2.41	2.46	2.45[8]
Net investment income (loss)	2.08[8]	0.81	(1.24)	(2.41)	(1.93)	(0.52)[8]
Portfolio turnover (%)	0[9]	0[9]	0[9]	0[9]	0[9]	0[9]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
14	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.66	$10.72	$9.39	$9.35	$10.23	$10.00
Net investment income (loss)[3]	0.15	0.22	(0.04)	(0.13)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	0.66	(0.27)	1.68	0.37	(0.41)	0.22
Total from investment operations	0.81	(0.05)	1.64	0.24	(0.51)	0.23
Less distributions
From net investment income	(0.14)	(1.01)	(0.31)	(0.20)	—	—
From net realized gain	(0.21)	—	—	—	(0.37)	—
Total distributions	(0.35)	(1.01)	(0.31)	(0.20)	(0.37)	—
Net asset value, end of period	$10.12	$9.66	$10.72	$9.39	$9.35	$10.23
Total return (%)[4]	8.87[5]	0.17	18.08	2.59	(5.18)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,061	$749	$343	$37	$23	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[6]	1.40	1.40	1.42	1.59	1.59[6]
Expenses including reductions	1.37[6]	1.39	1.39	1.41	1.46	1.45[6]
Net investment income (loss)	3.08[6]	2.33	(0.42)	(1.41)	(1.09)	0.30[6]
Portfolio turnover (%)	0[7]	0[7]	0[7]	0[7]	0[7]	0[7]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	15

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.67	$10.74	$9.41	$9.36	$10.23	$10.00
Net investment income (loss)[3]	0.15	0.21	(0.07)	(0.12)	(0.10)	0.02
Net realized and unrealized gain (loss) on investments	0.67	(0.26)	1.72	0.37	(0.40)	0.21
Total from investment operations	0.82	(0.05)	1.65	0.25	(0.50)	0.23
Less distributions
From net investment income	(0.15)	(1.02)	(0.32)	(0.20)	—	—
From net realized gain	(0.21)	—	—	—	(0.37)	—
Total distributions	(0.36)	(1.02)	(0.32)	(0.20)	(0.37)	—
Net asset value, end of period	$10.13	$9.67	$10.74	$9.41	$9.36	$10.23
Total return (%)[4]	8.98[5]	0.20	18.18	2.77	(5.09)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$255	$255	$207	$169	$29	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[7]	1.29	1.29	1.31	1.48	1.48[7]
Expenses including reductions	1.25[7]	1.28	1.28	1.30	1.34	1.34[7]
Net investment income (loss)	3.20[7]	2.28	(0.72)	(1.30)	(1.09)	0.59[7]
Portfolio turnover (%)	0[8]	0[8]	0[8]	0[8]	0[8]	0[8]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
16	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.66	$10.73	$9.40	$9.36	$10.23	$10.00
Net investment income (loss)[3]	0.15	0.21	(0.08)	(0.12)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments	0.67	(0.26)	1.73	0.37	(0.43)	0.21
Total from investment operations	0.82	(0.05)	1.65	0.25	(0.50)	0.23
Less distributions
From net investment income	(0.15)	(1.02)	(0.32)	(0.21)	—	—
From net realized gain	(0.21)	—	—	—	(0.37)	—
Total distributions	(0.36)	(1.02)	(0.32)	(0.21)	(0.37)	—
Net asset value, end of period	$10.12	$9.66	$10.73	$9.40	$9.36	$10.23
Total return (%)[4]	8.89[5]	0.30	18.21	2.69	(5.09)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$199	$195	$193	$305	$195	$213
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[6]	1.28	1.28	1.30	1.46	1.47[6]
Expenses including reductions	1.25[6]	1.27	1.27	1.29	1.33	1.33[6]
Net investment income (loss)	3.21[6]	2.26	(0.81)	(1.29)	(0.76)	0.60[6]
Portfolio turnover (%)	0[7]	0[7]	0[7]	0[7]	0[7]	0[7]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	17

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Macro Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of April 30, 2024, the net assets of the subsidiary were $159,386,205 representing 9.5% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker
18	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$1,108,236,676	—	$1,108,236,676	—
Total investments in securities	$1,108,236,676	—	$1,108,236,676	—
Derivatives:
Assets
Futures	$40,320,006	$40,320,006	—	—
Forward foreign currency contracts	45,938,620	—	$45,938,620	—
Liabilities
Futures	(30,098,949)	(28,948,124)	(1,150,825)	—
Forward foreign currency contracts	(6,086,933)	—	(6,086,933)	—
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	19

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Consolidated statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $3,610.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
20	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to controlled foreign corporation, foreign currency transactions, and derivative transactions.
The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets may be invested directly or indirectly in money market instruments and cash and cash equivalents for use as margin or collateral for these derivative instruments. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	21

issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts.  Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2024, the fund or the subsidiary used futures contracts to implement its investment strategy. The fund and its subsidiary held futures contracts with USD notional values ranging from $5.0 billion to $5.4 billion, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2024, the fund used forward foreign currency contracts to implement its investment strategy. The fund held forward foreign currency contracts with USD notional values ranging from $1.6 billion to $2.0 billion, as measured at each quarter end.
22	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2024 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$22,372,640	$(4,600,788)
Currency	Receivable/payable for futures variation margin[1]	Futures	975,993	—
Commodity	Receivable/payable for futures variation margin[1]	Futures	8,570,022	(20,013,811)
Equity	Receivable/payable for futures variation margin[1]	Futures	8,401,351	(5,484,350)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	45,938,620	(6,086,933)
			$86,258,626	$(36,185,882)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Consolidated Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement  of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$45,938,620	$(6,086,933)
Totals	$45,938,620	$(6,086,933)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$45,938,620	$(6,086,933)	$39,851,687	—	—	$39,851,687
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.

Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2024:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(13,303,462)	—	$(13,303,462)
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	23

	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Currency	$(297,128)	$(19,405,502)	$(19,702,630)
Commodity	41,065,971	—	41,065,971
Equity	70,121,337	—	70,121,337
Total	$97,586,718	$(19,405,502)	$78,181,216
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2024:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$5,730,869	—	$5,730,869
Currency	507,965	$33,160,957	33,668,922
Commodity	(9,206,366)	—	(9,206,366)
Equity	3,112,468	—	3,112,468
Total	$144,936	$33,160,957	$33,305,893
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.200% of the first $1 billion of the fund’s average daily net assets and (b) 1.150% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
24	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund and its subsidiary exceed 1.33% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes; brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; class-specific expenses; borrowing costs; prime brokerage fees; acquired fund fees and expenses paid indirectly; and short dividend expense. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$6,139
Class C	50
Class I	33,006
Class	Expense reduction
Class R6	$9,426
Class NAV	7,901
Total	$56,522

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 1.18% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,156 for the six months ended April 30, 2024. Of this amount, $1,229 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,927 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	25

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$199,916	$96,826
Class C	6,356	763
Class I	—	511,261
Class R6	—	6,187
Total	$206,272	$615,037
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,606,720	$35,457,758	17,917,678	$166,608,538
Distributions reinvested	648,330	5,828,487	126,688	1,141,460
Repurchased	(6,160,632)	(58,319,665)	(1,240,913)	(11,627,343)
Net increase (decrease)	(1,905,582)	$(17,033,420)	16,803,453	$156,122,655
Class C shares
Sold	118,477	$1,117,468	61,549	$599,479
Distributions reinvested	1,828	16,378	11,111	99,775
Repurchased	(20,406)	(191,618)	(275,012)	(2,733,667)
Net increase (decrease)	99,899	$942,228	(202,352)	$(2,034,413)
26	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	42,290,676	$401,346,925	68,227,134	$636,040,940
Distributions reinvested	2,339,404	21,078,027	2,019,612	18,237,099
Repurchased	(17,359,302)	(164,762,746)	(24,720,553)	(233,237,951)
Net increase	27,270,778	$257,662,206	45,526,193	$421,040,088
Class R6 shares
Sold	1,947,968	$18,636,559	14,363,669	$138,499,975
Distributions reinvested	1,040,733	9,377,004	2,478,979	22,385,178
Repurchased	(4,271,538)	(40,496,126)	(9,737,091)	(90,537,151)
Net increase (decrease)	(1,282,837)	$(12,482,563)	7,105,557	$70,348,002
Class NAV shares
Sold	2,506,743	$23,147,481	3,945,450	$37,546,843
Distributions reinvested	878,789	7,909,103	2,178,903	19,675,494
Repurchased	(3,921,091)	(38,529,317)	(3,873,700)	(37,069,674)
Net increase (decrease)	(535,559)	$(7,472,733)	2,250,653	$20,152,663
Total net increase	23,646,699	$221,615,718	71,483,504	$665,628,995
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
There were no purchases and sales of securities, other than short-term investments, for the six months ended April 30, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 11.9% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	27

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Diversified Macro Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Graham Capital Management, L.P. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
28	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	29

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Graham Capital Management, L.P.
Portfolio Managers
Pablo E. Calderini
Kenneth G. Tropin
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Macro Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549377	473SA 4/24
6/2024

Semiannual report
John Hancock
Emerging Markets Equity Fund
International equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
13	Financial highlights
20	Notes to financial statements
29	Statement regarding liquidity risk management
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2024 (% of net assets)

SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd.	6.5
Samsung Electronics Company, Ltd.	5.3
Tencent Holdings, Ltd.	5.1
SK Hynix, Inc.	3.8
Meituan, Class B	3.1
MediaTek, Inc.	2.8
ASE Technology Holding Company, Ltd.	2.5
Grupo Financiero Banorte SAB de CV, Series O	2.4
HDFC Bank, Ltd.	2.2
Anglo American PLC	2.2
TOTAL	35.9
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

TOP 10 COUNTRIES AS OF 4/30/2024 (% of net assets)
India	19.6
China	18.9
Taiwan	15.1
South Korea	9.8
Brazil	7.8
Mexico	6.0
Hong Kong	5.2
Indonesia	4.6
Greece	2.9
United Kingdom	2.2
TOTAL	92.1
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,108.70	$6.87	1.31%
	Hypothetical example	1,000.00	1,018.30	6.57	1.31%
Class C	Actual expenses/actual returns	1,000.00	1,104.70	10.52	2.01%
	Hypothetical example	1,000.00	1,014.90	10.07	2.01%
Class I	Actual expenses/actual returns	1,000.00	1,110.40	5.30	1.01%
	Hypothetical example	1,000.00	1,019.80	5.07	1.01%
Class R2	Actual expenses/actual returns	1,000.00	1,109.00	6.55	1.25%
	Hypothetical example	1,000.00	1,018.60	6.27	1.25%
Class R4	Actual expenses/actual returns	1,000.00	1,109.80	5.67	1.08%
	Hypothetical example	1,000.00	1,019.50	5.42	1.08%
Class R6	Actual expenses/actual returns	1,000.00	1,110.30	4.72	0.90%
	Hypothetical example	1,000.00	1,020.40	4.52	0.90%
Class NAV	Actual expenses/actual returns	1,000.00	1,110.40	4.67	0.89%
	Hypothetical example	1,000.00	1,020.40	4.47	0.89%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 92.4%		$1,431,701,762
(Cost $1,180,493,491)
Brazil 6.4%		99,719,425
Banco BTG Pactual SA	2,539,000	16,331,433
Localiza Rent a Car SA	1,257,057	11,869,488
Raia Drogasil SA	3,096,000	15,251,643
Suzano SA	2,585,600	29,109,536
TOTVS SA	2,209,200	11,716,937
WEG SA	2,027,200	15,440,388
China 18.9%		292,769,560
Alibaba Group Holding, Ltd.	2,662,220	24,926,538
Beijing Kingsoft Office Software, Inc., Class A	280,096	11,863,550
Centre Testing International Group Company, Ltd., Class A	5,515,708	9,541,944
Kingdee International Software Group Company, Ltd. (A)	16,206,000	17,097,747
Kingsoft Corp., Ltd.	3,574,000	11,611,869
Kweichow Moutai Company, Ltd., Class A	87,576	20,532,477
Meituan, Class B (A)(B)	3,551,390	48,492,565
NARI Technology Company, Ltd., Class A	8,482,858	27,435,298
Shenzhou International Group Holdings, Ltd.	1,264,200	12,426,090
Tencent Holdings, Ltd.	1,785,800	78,366,619
Trip.com Group, Ltd. (A)	360,150	17,541,955
Trip.com Group, Ltd., ADR (A)	267,984	12,932,908
Greece 2.9%		44,781,214
National Bank of Greece SA (A)	2,990,521	24,066,911
Piraeus Financial Holdings SA (A)	5,170,874	20,714,303
Hong Kong 5.2%		79,785,975
AIA Group, Ltd.	4,594,800	33,653,960
China Resources Beer Holdings Company, Ltd.	4,289,000	19,549,530
Hong Kong Exchanges & Clearing, Ltd.	836,600	26,582,485
India 19.6%		304,460,070
Coforge, Ltd.	171,220	10,417,734
Godrej Consumer Products, Ltd.	839,165	12,342,067
HDFC Bank, Ltd.	1,919,481	34,752,280
ICICI Bank, Ltd.	1,910,747	26,324,656
Infosys, Ltd.	1,042,673	17,619,908
KEI Industries, Ltd.	176,044	8,413,713
KPIT Technologies, Ltd.	696,379	12,361,665
Mahindra & Mahindra, Ltd.	998,924	25,808,563
MakeMyTrip, Ltd. (A)	295,802	19,585,050
Max Healthcare Institute, Ltd.	1,190,852	11,936,193
PB Fintech, Ltd. (A)	1,586,830	23,965,078
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	7

	Shares	Value
India (continued)
Reliance Industries, Ltd.	947,596	$33,241,989
Tata Consumer Products, Ltd.	1,227,216	16,239,390
The Indian Hotels Company, Ltd.	1,121,996	7,741,633
UltraTech Cement, Ltd.	140,194	16,718,732
United Spirits, Ltd.	919,793	12,906,382
Zomato, Ltd. (A)	6,090,281	14,085,037
Indonesia 4.6%		70,501,718
Bank Mandiri Persero Tbk PT	48,902,300	20,669,885
Bank Negara Indonesia Persero Tbk PT	64,126,700	20,631,937
Sumber Alfaria Trijaya Tbk PT	94,516,100	16,998,616
Telkom Indonesia Persero Tbk PT	62,939,100	12,201,280
Mexico 6.0%		93,339,631
BBB Foods, Inc., Class A (A)	441,592	10,134,536
Fomento Economico Mexicano SAB de CV	1,940,200	22,819,287
Grupo Financiero Banorte SAB de CV, Series O	3,760,100	37,296,452
Wal-Mart de Mexico SAB de CV	6,194,800	23,089,356
Netherlands 1.4%		22,095,949
Prosus NV (A)	660,369	22,095,949
Peru 1.6%		24,796,123
Credicorp, Ltd.	149,726	24,796,123
Poland 1.1%		16,249,557
Dino Polska SA (A)(B)	169,615	16,249,557
Russia 0.0%		206,607
Sberbank of Russia PJSC, ADR (A)(C)	558,398	206,607
Saudi Arabia 1.1%		16,511,241
Saudi Tadawul Group Holding Company	233,941	16,511,241
South Korea 4.5%		70,181,440
Koh Young Technology, Inc.	958,421	11,176,124
SK Hynix, Inc.	478,141	59,005,316
Taiwan 15.1%		233,831,277
ASE Technology Holding Company, Ltd.	8,648,000	38,903,870
eMemory Technology, Inc.	507,000	34,076,758
MediaTek, Inc.	1,453,000	43,809,668
Taiwan Semiconductor Manufacturing Company, Ltd.	4,168,000	99,797,629
Yageo Corp.	904,000	17,243,352
United Kingdom 2.2%		34,237,682
Anglo American PLC	1,047,748	34,237,682
8	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Uruguay 1.8%		$28,234,293
Globant SA (A)	90,727	16,202,935

MercadoLibre, Inc. (A)	8,248	12,031,358
Preferred securities 6.7%		$104,830,891
(Cost $66,099,773)
Brazil 1.4%		22,861,407
Itau Unibanco Holding SA	3,785,400	22,861,407
South Korea 5.3%		81,969,484
Samsung Electronics Company, Ltd.	1,755,569	81,969,484

	Yield (%)	Shares	Value
Short-term investments 0.6%			$9,087,530
(Cost $9,087,530)
Short-term funds 0.6%			9,087,530
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.1414(D)	9,087,530	9,087,530

Total investments (Cost $1,255,680,794) 99.7%	$1,545,620,183
Other assets and liabilities, net 0.3%	4,086,727
Total net assets 100.0%	$1,549,706,910

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 4-30-24.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $1,270,639,465. Net unrealized appreciation aggregated to $274,980,718, of which $344,055,387 related to gross unrealized appreciation and $69,074,669 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,255,680,794)	$1,545,620,183
Foreign currency, at value (Cost $358,559)	356,220
Dividends and interest receivable	1,807,199
Receivable for fund shares sold	639,284
Receivable for investments sold	11,627,169
Other assets	161,600
Total assets	1,560,211,655
Liabilities
Foreign capital gains tax payable	6,075,794
Payable for investments purchased	1,639,791
Payable for fund shares repurchased	2,383,101
Payable to affiliates
Accounting and legal services fees	56,935
Transfer agent fees	12,449
Distribution and service fees	18
Trustees’ fees	2,660
Other liabilities and accrued expenses	333,997
Total liabilities	10,504,745
Net assets	$1,549,706,910
Net assets consist of
Paid-in capital	$1,778,722,462
Total distributable earnings (loss)	(229,015,552)
Net assets	$1,549,706,910

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($24,228,060 ÷ 2,687,212 shares)[1]	$9.02
Class C ($377,999 ÷ 43,325 shares)[1]	$8.72
Class I ($101,366,059 ÷ 11,212,739 shares)	$9.04
Class R2 ($132,726 ÷ 14,716 shares)	$9.02
Class R4 ($53,578 ÷ 5,933 shares)	$9.03
Class R6 ($52,876,867 ÷ 5,845,902 shares)	$9.05
Class NAV ($1,370,671,621 ÷ 151,602,020 shares)	$9.04
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$14,113,293
Interest	2,362
Less foreign taxes withheld	(521,306)
Total investment income	13,594,349
Expenses
Investment management fees	7,344,810
Distribution and service fees	38,766
Accounting and legal services fees	159,638
Transfer agent fees	77,930
Trustees’ fees	17,704
Custodian fees	403,706
State registration fees	54,285
Printing and postage	44,929
Professional fees	61,475
Other	28,101
Total expenses	8,231,344
Less expense reductions	(1,219,439)
Net expenses	7,011,905
Net investment income	6,582,444
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(72,775,610)[1]
(72,775,610)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	227,620,781[2]
227,620,781
Net realized and unrealized gain	154,845,171
Increase in net assets from operations	$161,427,615

[1]	Net of foreign capital gains taxes of $(2,694,020).
[2]	Net of $3,867,505 increase in deferred foreign withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$6,582,444	$19,472,523
Net realized loss	(72,775,610)	(226,271,376)
Change in net unrealized appreciation (depreciation)	227,620,781	342,606,716
Increase in net assets resulting from operations	161,427,615	135,807,863
Distributions to shareholders
From earnings
Class A	(311,190)	(201,547)
Class C	(2,427)	(780)
Class I	(1,599,270)	(3,585,044)
Class R2	(592)	(337)
Class R4	(793)	(609)
Class R6	(856,429)	(590,189)
Class NAV	(23,170,569)	(19,320,958)
Total distributions	(25,941,270)	(23,699,464)
From fund share transactions	(45,363,012)	(320,084,551)
Total increase (decrease)	90,123,333	(207,976,152)
Net assets
Beginning of period	1,459,583,577	1,667,559,729
End of period	$1,549,706,910	$1,459,583,577
12	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$8.23	$7.82	$14.45	$12.99	$10.95	$10.19
Net investment income[2]	0.02	0.07	0.08	0.06	—[3]	0.19
Net realized and unrealized gain (loss) on investments	0.88	0.42	(5.35)	1.96	2.27	1.27
Total from investment operations	0.90	0.49	(5.27)	2.02	2.27	1.46
Less distributions
From net investment income	(0.11)	(0.08)	—	(0.07)	(0.23)	(0.04)
From net realized gain	—	—	(1.36)	(0.49)	—	(0.66)
Total distributions	(0.11)	(0.08)	(1.36)	(0.56)	(0.23)	(0.70)
Net asset value, end of period	$9.02	$8.23	$7.82	$14.45	$12.99	$10.95
Total return (%)[4,5]	10.87[6]	6.31	(39.72)	15.37	21.04	15.56
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$23	$20	$22	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47[7]	1.47	1.43	1.40	1.44	1.42
Expenses including reductions	1.31[7]	1.32	1.27	1.24	1.43	1.42
Net investment income	0.45[7]	0.78	0.78	0.41	0.02	1.80
Portfolio turnover (%)	25	37	27	46	54	38

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	13

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$7.94	$7.54	$14.07	$12.69	$10.71	$10.00
Net investment income (loss)[2]	(0.01)	—[3]	—[3]	(0.05)	(0.08)	0.11
Net realized and unrealized gain (loss) on investments	0.84	0.41	(5.17)	1.92	2.22	1.26
Total from investment operations	0.83	0.41	(5.17)	1.87	2.14	1.37
Less distributions
From net investment income	(0.05)	(0.01)	—	—	(0.16)	—
From net realized gain	—	—	(1.36)	(0.49)	—	(0.66)
Total distributions	(0.05)	(0.01)	(1.36)	(0.49)	(0.16)	(0.66)
Net asset value, end of period	$8.72	$7.94	$7.54	$14.07	$12.69	$10.71
Total return (%)[4,5]	10.47[6]	5.44	(40.12)	14.56	20.26	14.74
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$1	$2	$1	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17[8]	2.17	2.13	2.10	2.14	2.12
Expenses including reductions	2.01[8]	2.02	1.97	1.94	2.13	2.12
Net investment income (loss)	(0.27)[8]	(0.02)	(0.04)	(0.36)	(0.70)	1.08
Portfolio turnover (%)	25	37	27	46	54	38

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
14	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$8.27	$7.86	$14.50	$13.03	$10.98	$10.22
Net investment income[2]	0.03	0.08	0.11	0.08	0.01	0.26
Net realized and unrealized gain (loss) on investments	0.88	0.44	(5.36)	1.98	2.30	1.24
Total from investment operations	0.91	0.52	(5.25)	2.06	2.31	1.50
Less distributions
From net investment income	(0.14)	(0.11)	(0.03)	(0.10)	(0.26)	(0.08)
From net realized gain	—	—	(1.36)	(0.49)	—	(0.66)
Total distributions	(0.14)	(0.11)	(1.39)	(0.59)	(0.26)	(0.74)
Net asset value, end of period	$9.04	$8.27	$7.86	$14.50	$13.03	$10.98
Total return (%)[3]	11.04[4]	6.49	(39.50)	15.69	21.51	15.81
Ratios and supplemental data
Net assets, end of period (in millions)	$101	$105	$268	$67	$6	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.17	1.13	1.10	1.14	1.13
Expenses including reductions	1.01[6]	1.01	0.97	0.94	1.12	1.12
Net investment income	0.75[6]	0.85	1.08	0.51	0.07	2.53
Portfolio turnover (%)	25	37	27	46	54	38

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	15

CLASS R2 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$8.25	$7.82	$14.45	$12.98	$10.95	$10.19
Net investment income[2]	0.03	0.08	0.08	0.06	0.01	0.21
Net realized and unrealized gain (loss) on investments	0.87	0.42	(5.35)	1.97	2.26	1.27
Total from investment operations	0.90	0.50	(5.27)	2.03	2.27	1.48
Less distributions
From net investment income	(0.13)	(0.07)	—	(0.07)	(0.24)	(0.06)
From net realized gain	—	—	(1.36)	(0.49)	—	(0.66)
Total distributions	(0.13)	(0.07)	(1.36)	(0.56)	(0.24)	(0.72)
Net asset value, end of period	$9.02	$8.25	$7.82	$14.45	$12.98	$10.95
Total return (%)[3]	10.90[4]	6.39	(39.76)	15.57	21.15	15.67
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41[6]	1.32	1.47	1.29	1.42	1.34
Expenses including reductions	1.25[6]	1.16	1.31	1.13	1.40	1.33
Net investment income	0.70[6]	0.92	0.73	0.42	0.05	2.02
Portfolio turnover (%)	25	37	27	46	54	38

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
16	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$8.26	$7.85	$14.48	$13.02	$10.97	$10.21
Net investment income[2]	0.03	0.09	0.09	0.07	0.03	0.20
Net realized and unrealized gain (loss) on investments	0.87	0.42	(5.34)	1.98	2.27	1.29
Total from investment operations	0.90	0.51	(5.25)	2.05	2.30	1.49
Less distributions
From net investment income	(0.13)	(0.10)	(0.02)	(0.10)	(0.25)	(0.07)
From net realized gain	—	—	(1.36)	(0.49)	—	(0.66)
Total distributions	(0.13)	(0.10)	(1.38)	(0.59)	(0.25)	(0.73)
Net asset value, end of period	$9.03	$8.26	$7.85	$14.48	$13.02	$10.97
Total return (%)[3]	10.98[4]	6.41	(39.56)	15.66	21.47	15.77
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[6]	1.34	1.31	1.27	1.29	1.28
Expenses including reductions	1.08[6]	1.08	1.05	1.02	1.17	1.17
Net investment income	0.69[6]	0.98	0.88	0.45	0.26	1.93
Portfolio turnover (%)	25	37	27	46	54	38

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	17

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$8.28	$7.87	$14.52	$13.04	$10.99	$10.22
Net investment income[2]	0.04	0.11	0.12	0.15	0.05	0.26
Net realized and unrealized gain (loss) on investments	0.88	0.42	(5.37)	1.94	2.27	1.26
Total from investment operations	0.92	0.53	(5.25)	2.09	2.32	1.52
Less distributions
From net investment income	(0.15)	(0.12)	(0.04)	(0.12)	(0.27)	(0.09)
From net realized gain	—	—	(1.36)	(0.49)	—	(0.66)
Total distributions	(0.15)	(0.12)	(1.40)	(0.61)	(0.27)	(0.75)
Net asset value, end of period	$9.05	$8.28	$7.87	$14.52	$13.04	$10.99
Total return (%)[3]	11.03[4]	6.60	(39.44)	15.86	21.61	16.08
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$48	$40	$43	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[5]	1.06	1.02	0.99	1.03	1.02
Expenses including reductions	0.90[5]	0.90	0.87	0.84	1.02	1.01
Net investment income	0.86[5]	1.19	1.19	0.97	0.48	2.48
Portfolio turnover (%)	25	37	27	46	54	38

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$8.27	$7.86	$14.51	$13.04	$10.99	$10.22
Net investment income[2]	0.04	0.11	0.12	0.10	0.05	0.24
Net realized and unrealized gain (loss) on investments	0.88	0.42	(5.36)	1.98	2.27	1.28
Total from investment operations	0.92	0.53	(5.24)	2.08	2.32	1.52
Less distributions
From net investment income	(0.15)	(0.12)	(0.05)	(0.12)	(0.27)	(0.09)
From net realized gain	—	—	(1.36)	(0.49)	—	(0.66)
Total distributions	(0.15)	(0.12)	(1.41)	(0.61)	(0.27)	(0.75)
Net asset value, end of period	$9.04	$8.27	$7.86	$14.51	$13.04	$10.99
Total return (%)[3]	11.04[4]	6.75	(39.46)	15.79	21.62	16.10
Ratios and supplemental data
Net assets, end of period (in millions)	$1,371	$1,283	$1,339	$1,982	$1,830	$2,010
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[5]	1.06	1.01	0.98	1.02	1.01
Expenses including reductions	0.89[5]	0.90	0.86	0.83	1.00	1.00
Net investment income	0.87[5]	1.17	1.16	0.65	0.46	2.29
Portfolio turnover (%)	25	37	27	46	54	38

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
20	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$99,719,425	$99,719,425	—	—
China	292,769,560	12,932,908	$279,836,652	—
Greece	44,781,214	—	44,781,214	—
Hong Kong	79,785,975	—	79,785,975	—
India	304,460,070	19,585,050	284,875,020	—
Indonesia	70,501,718	—	70,501,718	—
Mexico	93,339,631	93,339,631	—	—
Netherlands	22,095,949	—	22,095,949	—
Peru	24,796,123	24,796,123	—	—
Poland	16,249,557	—	16,249,557	—
Russia	206,607	—	—	$206,607
Saudi Arabia	16,511,241	—	16,511,241	—
South Korea	70,181,440	—	70,181,440	—
Taiwan	233,831,277	—	233,831,277	—
United Kingdom	34,237,682	—	34,237,682	—
Uruguay	28,234,293	28,234,293	—	—
Preferred securities
Brazil	22,861,407	22,861,407	—	—
South Korea	81,969,484	—	81,969,484	—
Short-term investments	9,087,530	9,087,530	—	—
Total investments in securities	$1,545,620,183	$310,556,367	$1,234,857,209	$206,607
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	21

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
22	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $4,068.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $183,315,606 and a long-term capital loss carryforward of $245,888,836 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, foreign capital gain tax and corporate actions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	23

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund’s average daily net assets; (b) 1.000% of the next $500 million of the fund’s average daily net assets; (c) 0.950% of the fund’s average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund’s average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.15% of the fund’s average daily net assets. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$19,241
Class C	310
Class I	80,608
Class R2	55
Class	Expense reduction
Class R4	$42
Class R6	41,063
Class NAV	1,078,094
Total	$1,219,413

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
24	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $26 for Class R4 shares for the six months ended April 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $12,002 for the six months ended April 30, 2024. Of this amount, $2,017 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $9,985 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $346 and $4 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$36,602	$14,721
Class C	1,969	238
Class I	—	61,658
Class R2	122	2
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	25

Class	Distribution and service fees	Transfer agent fees
Class R4	$73	$1
Class R6	—	1,310
Total	$38,766	$77,930
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	302,774	$2,692,892	873,733	$7,865,242
Distributions reinvested	35,105	310,680	23,043	201,391
Repurchased	(459,516)	(4,090,852)	(632,019)	(5,618,504)
Net increase (decrease)	(121,637)	$(1,087,280)	264,757	$2,448,129
Class C shares
Sold	5,402	$46,972	5,693	$49,214
Distributions reinvested	283	2,427	92	780
Repurchased	(10,482)	(90,319)	(49,115)	(424,091)
Net decrease	(4,797)	$(40,920)	(43,330)	$(374,097)
Class I shares
Sold	2,050,404	$18,156,351	4,348,106	$39,034,256
Distributions reinvested	180,297	1,599,235	409,719	3,585,044
Repurchased	(3,702,722)	(32,998,019)	(26,163,445)	(231,975,356)
Net decrease	(1,472,021)	$(13,242,433)	(21,405,620)	$(189,356,056)
Class R2 shares
Sold	10,098	$92,472	123	$1,092
Distributions reinvested	7	58	3	26
Repurchased	(2)	(20)	(244)	(2,158)
Net increase (decrease)	10,103	$92,510	(118)	$(1,040)
Class R4 shares
Sold	36	$309	639	$5,704
Distributions reinvested	26	230	22	195
Repurchased	(15)	(132)	(902)	(8,151)
Net increase (decrease)	47	$407	(241)	$(2,252)
26	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,246,124	$11,142,552	2,178,412	$19,600,112
Distributions reinvested	96,553	856,429	67,450	590,189
Repurchased	(1,266,673)	(11,331,700)	(1,526,609)	(13,620,057)
Net increase	76,004	$667,281	719,253	$6,570,244
Class NAV shares
Sold	697,211	$6,290,262	4,728,780	$42,838,533
Distributions reinvested	2,612,240	23,170,569	2,208,110	19,320,958
Repurchased	(6,794,183)	(61,213,408)	(22,170,288)	(201,528,970)
Net decrease	(3,484,732)	$(31,752,577)	(15,233,398)	$(139,369,479)
Total net decrease	(4,997,033)	$(45,363,012)	(35,698,697)	$(320,084,551)
Affiliates of the fund owned 29%, 71%, 3% and 100% of shares of Class R2, Class R4, Class R6 and Class NAV, respectively, on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $385,095,653 and $463,002,906, respectively, for the six months ended April 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 88.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	21.0%
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	27

Fund	Affiliated Concentration
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	14.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	12.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.0%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	7.0%
28	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Emerging Markets Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	29

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
30	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers1
Bryony Deuchars, CFA, FCA
David Dugdale, PhD, CFA
Charlie Dutton
Kathryn Langridge
Bhupinder Sachdev, CFA
Talib Saifee
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
1 Effective January 4, 2024, Charlie Dutton was added as a portfolio manager of the fund. Effective March 31, 2024, Philip Ehrmann no longer serves as a portfolio manager for the fund
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549359	456SA 4/24
6/2024

Semiannual report
John Hancock
Infrastructure Fund
Alternative
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Infrastructure Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
9	Financial statements
12	Financial highlights
17	Notes to financial statements
26	Statement regarding liquidity risk management
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Targa Resources Corp.	4.6
Vinci SA	4.2
Engie SA	4.1
Aena SME SA	3.7
The Williams Companies, Inc.	3.5
Sempra	3.4
Canadian National Railway Company	3.3
National Grid PLC	3.2
Edison International	3.2
Atmos Energy Corp.	3.2
TOTAL	36.4
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

TOP 10 COUNTRIES AS OF 4/30/2024 (% of net assets)
United States	49.2
France	8.3
Japan	7.5
Spain	6.7
Canada	6.4
South Korea	3.8
United Kingdom	3.2
Italy	2.9
Brazil	2.8
Germany	2.6
TOTAL	93.4
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
4	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,126.10	$6.71	1.27%
	Hypothetical example	1,000.00	1,018.50	6.37	1.27%
Class C	Actual expenses/actual returns	1,000.00	1,122.50	10.40	1.97%
	Hypothetical example	1,000.00	1,015.10	9.87	1.97%
Class I	Actual expenses/actual returns	1,000.00	1,128.50	5.13	0.97%
	Hypothetical example	1,000.00	1,020.00	4.87	0.97%
Class R6	Actual expenses/actual returns	1,000.00	1,129.70	4.50	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	1,128.90	4.50	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 96.7%		$535,485,411
(Cost $445,194,286)
Brazil 2.8%		15,508,425
Cia de Saneamento Basico do Estado de Sao Paulo	996,400	15,508,425
Canada 6.4%		35,238,930
Alimentation Couche-Tard, Inc.	86,549	4,796,926
Canadian National Railway Company	149,562	18,152,991
Pembina Pipeline Corp.	349,250	12,289,013
China 1.4%		7,860,335
Shanghai International Airport Company, Ltd., Class A (A)	1,515,400	7,860,335
France 8.3%		45,979,568
Engie SA (B)	1,315,351	22,835,295
Vinci SA	197,517	23,144,273
Germany 2.6%		14,543,800
RWE AG	417,499	14,543,800
Hong Kong 1.9%		10,373,843
CK Hutchison Holdings, Ltd.	2,135,954	10,373,843
Italy 2.9%		16,074,811
Enel SpA	2,445,790	16,074,811
Japan 7.5%		41,800,247
KDDI Corp.	517,300	14,354,442
Nippon Telegraph & Telephone Corp.	14,533,675	15,691,456
The Kansai Electric Power Company, Inc.	784,700	11,754,349
South Korea 3.8%		20,876,605
KT Corp.	238,970	5,974,716
SK Telecom Company, Ltd.	402,952	14,901,889
Spain 6.7%		36,954,835
Aena SME SA (B)(C)	113,393	20,664,693
Iberdrola SA	1,328,552	16,290,142
United Kingdom 3.2%		18,051,434
National Grid PLC	1,376,170	18,051,434
United States 49.2%		272,222,578
American Electric Power Company, Inc.	201,818	17,362,403
American Tower Corp.	84,446	14,487,556
Atmos Energy Corp.	149,294	17,601,763
Berkshire Hathaway, Inc., Class B (A)	40,799	16,186,187
Constellation Energy Corp.	68,912	12,813,497
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	7

	Shares	Value
United States (continued)
Dominion Energy, Inc.	333,886	$17,021,508
Duke Energy Corp.	159,206	15,643,582
Edison International	250,606	17,808,062
Exelon Corp.	436,531	16,404,835
ONEOK, Inc.	94,723	7,494,484
PPL Corp.	431,620	11,852,285
Public Service Enterprise Group, Inc.	223,768	15,457,893
Sempra	261,856	18,756,745
Sun Communities, Inc.	110,156	12,262,566
Targa Resources Corp.	224,875	25,649,243
The Williams Companies, Inc.	497,174	19,071,595
Vistra Corp.	215,564	16,348,374

	Yield (%)	Shares	Value
Short-term investments 8.9%			$49,172,931
(Cost $49,174,036)
Short-term funds 6.5%			36,172,931
John Hancock Collateral Trust (D)	5.4256(E)	3,618,451	36,172,931

	Par value^	Value
Repurchase agreement 2.4%		13,000,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-30-24 at 5.310% to be repurchased at $13,001,918 on 5-1-24, collateralized by $15,067,300 U.S. Treasury Bonds, 3.750% due 8-15-41 (valued at $13,260,047)	13,000,000	13,000,000

Total investments (Cost $494,368,322) 105.6%	$584,658,342
Other assets and liabilities, net (5.6%)	(30,983,519)
Total net assets 100.0%	$553,674,823

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-24.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-24.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $506,600,263. Net unrealized appreciation aggregated to $78,058,079, of which $94,020,027 related to gross unrealized appreciation and $15,961,948 related to gross unrealized depreciation.
8	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $458,194,286) including $34,450,375 of securities loaned	$548,485,411
Affiliated investments, at value (Cost $36,174,036)	36,172,931
Total investments, at value (Cost $494,368,322)	584,658,342
Cash	47,833
Foreign currency, at value (Cost $52,985)	52,782
Dividends and interest receivable	1,328,809
Receivable for fund shares sold	839,430
Receivable for investments sold	3,674,420
Receivable for securities lending income	5,314
Other assets	99,834
Total assets	590,706,764
Liabilities
Payable for fund shares repurchased	697,321
Payable upon return of securities loaned	36,174,034
Payable to affiliates
Accounting and legal services fees	19,205
Transfer agent fees	39,945
Trustees’ fees	954
Other liabilities and accrued expenses	100,482
Total liabilities	37,031,941
Net assets	$553,674,823
Net assets consist of
Paid-in capital	$532,962,380
Total distributable earnings (loss)	20,712,443
Net assets	$553,674,823

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($54,710,399 ÷ 4,093,910 shares)[1]	$13.36
Class C ($8,503,846 ÷ 645,618 shares)[1]	$13.17
Class I ($342,958,979 ÷ 25,638,521 shares)	$13.38
Class R6 ($70,617,524 ÷ 5,266,606 shares)	$13.41
Class NAV ($76,884,075 ÷ 5,735,498 shares)	$13.40
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.06

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	9

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$9,350,446
Interest	294,864
Securities lending	10,133
Less foreign taxes withheld	(592,350)
Total investment income	9,063,093
Expenses
Investment management fees	2,237,565
Distribution and service fees	129,854
Accounting and legal services fees	59,045
Transfer agent fees	260,182
Trustees’ fees	7,484
Custodian fees	73,864
State registration fees	36,396
Printing and postage	24,952
Professional fees	37,453
Other	16,190
Total expenses	2,882,985
Less expense reductions	(22,440)
Net expenses	2,860,545
Net investment income	6,202,548
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	13,891,984
Affiliated investments	(940)
13,891,044
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	53,109,928
Affiliated investments	(1,105)
53,108,823
Net realized and unrealized gain	66,999,867
Increase in net assets from operations	$73,202,415
10	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$6,202,548	$16,474,200
Net realized gain (loss)	13,891,044	(32,143,159)
Change in net unrealized appreciation (depreciation)	53,108,823	28,845,749
Increase in net assets resulting from operations	73,202,415	13,176,790
Distributions to shareholders
From earnings
Class A	(422,017)	(1,239,689)
Class C	(37,123)	(133,659)
Class I	(3,235,277)	(9,849,595)
Class R6	(733,165)	(2,519,926)
Class NAV	(717,806)	(1,822,434)
Total distributions	(5,145,388)	(15,565,303)
From fund share transactions	(121,599,402)	(98,732,333)
Total decrease	(53,542,375)	(101,120,846)
Net assets
Beginning of period	607,217,198	708,338,044
End of period	$553,674,823	$607,217,198
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	11

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$11.95	$12.07	$15.03	$11.99	$13.39	$11.60
Net investment income[2]	0.12	0.26	0.22	0.19	0.19	0.21
Net realized and unrealized gain (loss) on investments	1.39	(0.14)	(2.27)	3.11	(1.00)	2.02
Total from investment operations	1.51	0.12	(2.05)	3.30	(0.81)	2.23
Less distributions
From net investment income	(0.10)	(0.24)	(0.42)	(0.20)	(0.19)	(0.20)
From net realized gain	—	—	(0.49)	(0.06)	(0.40)	(0.24)
Total distributions	(0.10)	(0.24)	(0.91)	(0.26)	(0.59)	(0.44)
Net asset value, end of period	$13.36	$11.95	$12.07	$15.03	$11.99	$13.39
Total return (%)[3,4]	12.61[5]	0.95	(14.26)	27.67	(6.23)	19.69
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$55	$64	$63	$33	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[6]	1.27	1.25	1.29	1.32	1.35
Expenses including reductions	1.27[6]	1.27	1.25	1.28	1.31	1.31
Net investment income	1.85[6]	2.04	1.63	1.35	1.55	1.66
Portfolio turnover (%)	10	20	33	27	34	26

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
12	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$11.78	$11.91	$14.85	$11.86	$13.26	$11.50
Net investment income[2]	0.07	0.17	0.13	0.09	0.11	0.12
Net realized and unrealized gain (loss) on investments	1.37	(0.14)	(2.24)	3.07	(1.00)	2.01
Total from investment operations	1.44	0.03	(2.11)	3.16	(0.89)	2.13
Less distributions
From net investment income	(0.05)	(0.16)	(0.34)	(0.11)	(0.11)	(0.13)
From net realized gain	—	—	(0.49)	(0.06)	(0.40)	(0.24)
Total distributions	(0.05)	(0.16)	(0.83)	(0.17)	(0.51)	(0.37)
Net asset value, end of period	$13.17	$11.78	$11.91	$14.85	$11.86	$13.26
Total return (%)[3,4]	12.25[5]	0.23	(14.85)	26.81	(6.92)	18.93
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$9	$11	$12	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98[6]	1.97	1.95	1.99	2.02	2.05
Expenses including reductions	1.97[6]	1.97	1.95	1.98	2.01	2.01
Net investment income	1.14[6]	1.32	0.99	0.66	0.89	0.94
Portfolio turnover (%)	10	20	33	27	34	26

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	13

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$11.96	$12.09	$15.05	$12.00	$13.41	$11.61
Net investment income[2]	0.14	0.30	0.26	0.24	0.23	0.26
Net realized and unrealized gain (loss) on investments	1.39	(0.15)	(2.27)	3.11	(1.01)	2.02
Total from investment operations	1.53	0.15	(2.01)	3.35	(0.78)	2.28
Less distributions
From net investment income	(0.11)	(0.28)	(0.46)	(0.24)	(0.23)	(0.24)
From net realized gain	—	—	(0.49)	(0.06)	(0.40)	(0.24)
Total distributions	(0.11)	(0.28)	(0.95)	(0.30)	(0.63)	(0.48)
Net asset value, end of period	$13.38	$11.96	$12.09	$15.05	$12.00	$13.41
Total return (%)[3]	12.85[4]	1.17	(13.96)	28.12	(5.99)	20.13
Ratios and supplemental data
Net assets, end of period (in millions)	$343	$386	$445	$463	$246	$213
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[5]	0.97	0.95	0.99	1.02	1.05
Expenses including reductions	0.97[5]	0.97	0.95	0.98	1.00	1.00
Net investment income	2.14[5]	2.33	1.93	1.67	1.85	2.08
Portfolio turnover (%)	10	20	33	27	34	26

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
14	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$11.98	$12.11	$15.08	$12.02	$13.43	$11.63
Net investment income[2]	0.15	0.32	0.23	0.25	0.25	0.27
Net realized and unrealized gain (loss) on investments	1.40	(0.16)	(2.23)	3.12	(1.02)	2.02
Total from investment operations	1.55	0.16	(2.00)	3.37	(0.77)	2.29
Less distributions
From net investment income	(0.12)	(0.29)	(0.48)	(0.25)	(0.24)	(0.25)
From net realized gain	—	—	(0.49)	(0.06)	(0.40)	(0.24)
Total distributions	(0.12)	(0.29)	(0.97)	(0.31)	(0.64)	(0.49)
Net asset value, end of period	$13.41	$11.98	$12.11	$15.08	$12.02	$13.43
Total return (%)[3]	12.97[4]	1.28	(13.91)	28.28	(5.88)	20.18
Ratios and supplemental data
Net assets, end of period (in millions)	$71	$82	$112	$77	$53	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.86	0.85	0.88	0.91	0.94
Expenses including reductions	0.85[5]	0.86	0.84	0.87	0.90	0.92
Net investment income	2.25[5]	2.47	1.68	1.75	1.97	2.11
Portfolio turnover (%)	10	20	33	27	34	26

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	15

CLASS NAV SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$11.98	$12.11	$15.08	$12.02	$13.43	$11.63
Net investment income[2]	0.15	0.31	0.29	0.25	0.24	0.26
Net realized and unrealized gain (loss) on investments	1.39	(0.14)	(2.29)	3.12	(1.01)	2.03
Total from investment operations	1.54	0.17	(2.00)	3.37	(0.77)	2.29
Less distributions
From net investment income	(0.12)	(0.30)	(0.48)	(0.25)	(0.24)	(0.25)
From net realized gain	—	—	(0.49)	(0.06)	(0.40)	(0.24)
Total distributions	(0.12)	(0.30)	(0.97)	(0.31)	(0.64)	(0.49)
Net asset value, end of period	$13.40	$11.98	$12.11	$15.08	$12.02	$13.43
Total return (%)[3]	12.89[4]	1.29	(13.90)	28.29	(5.87)	20.19
Ratios and supplemental data
Net assets, end of period (in millions)	$77	$75	$76	$82	$76	$84
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.86	0.84	0.87	0.90	0.93
Expenses including reductions	0.85[5]	0.85	0.83	0.86	0.89	0.92
Net investment income	2.28[5]	2.43	2.15	1.76	1.95	2.06
Portfolio turnover (%)	10	20	33	27	34	26

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Infrastructure Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	17

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$15,508,425	$15,508,425	—	—
Canada	35,238,930	35,238,930	—	—
China	7,860,335	—	$7,860,335	—
France	45,979,568	—	45,979,568	—
Germany	14,543,800	—	14,543,800	—
Hong Kong	10,373,843	—	10,373,843	—
Italy	16,074,811	—	16,074,811	—
Japan	41,800,247	—	41,800,247	—
South Korea	20,876,605	—	20,876,605	—
Spain	36,954,835	—	36,954,835	—
United Kingdom	18,051,434	—	18,051,434	—
United States	272,222,578	272,222,578	—	—
Short-term investments	49,172,931	36,172,931	13,000,000	—
Total investments in securities	$584,658,342	$359,142,864	$225,515,478	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part
18	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2024, the fund loaned securities valued at $34,450,375 and received $36,174,034 of cash collateral.
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	19

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $2,856.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $26,211,186 and a long-term capital loss carryforward of $47,280,098 available to offset future net realized capital gains. These carryforwards do not expire.
20	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund’s aggregate average daily net assets and (b) 0.750% of fund’s aggregate average daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and the portion of the net assets of John Hancock Diversified Real Assets Fund, a series of John Hancock Investment Trust, subadvised by Wellington Management Company LLP in the Infrastructure approach. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	21

The Advisor contractually agreed to reduce its management fee or, if necessary make payment to Class A, Class C, Class I, Class R6 and Class NAV shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I, Class R6 and Class NAV shares, as applicable, exceed 1.31%, 2.01%, 1.00%, 0.92% and 0.92%, respectively, of the average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class NAV shares” means all expenses of the applicable class excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees paid indirectly, borrowing costs, prime brokerage fees, and short dividend expenses. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,179
Class C	348
Class I	13,935
Class	Expense reduction
Class R6	$2,997
Class NAV	2,981
Total	$22,440

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,618 for the six months ended April 30, 2024. Of this amount, $1,865 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,753 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
22	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $380 and $37 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$84,731	$34,109
Class C	45,123	5,450
Class I	—	218,641
Class R6	—	1,982
Total	$129,854	$260,182
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,300,000	1	5.805%	$371
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	155,091	$2,018,006	882,556	$11,348,425
Distributions reinvested	32,094	420,265	98,885	1,234,997
Repurchased	(737,340)	(9,614,395)	(1,652,397)	(21,014,737)
Net decrease	(550,155)	$(7,176,124)	(670,956)	$(8,431,315)
Class C shares
Sold	6,975	$87,725	78,571	$999,427
Distributions reinvested	2,897	37,123	10,831	133,626
Repurchased	(118,148)	(1,519,523)	(241,984)	(3,035,502)
Net decrease	(108,276)	$(1,394,675)	(152,582)	$(1,902,449)
Class I shares
Sold	3,336,724	$43,001,974	7,777,688	$99,351,791
Distributions reinvested	199,077	2,610,973	650,416	8,124,835
Repurchased	(10,139,836)	(130,982,315)	(13,046,852)	(165,693,307)
Net decrease	(6,604,035)	$(85,369,368)	(4,618,748)	$(58,216,681)
Class R6 shares
Sold	213,126	$2,774,613	2,110,229	$27,155,864
Distributions reinvested	55,760	733,165	201,109	2,517,062
Repurchased	(1,866,428)	(24,224,399)	(4,678,407)	(59,244,590)
Net decrease	(1,597,542)	$(20,716,621)	(2,367,069)	$(29,571,664)
Class NAV shares
Sold	413,887	$5,361,764	1,107,362	$13,924,977
Distributions reinvested	54,546	717,806	145,686	1,822,434
Repurchased	(998,387)	(13,022,184)	(1,270,318)	(16,357,635)
Net decrease	(529,954)	$(6,942,614)	(17,270)	$(610,224)
Total net decrease	(9,389,962)	$(121,599,402)	(7,826,625)	$(98,732,333)
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $55,243,498 and $182,035,479, respectively, for the six months ended April 30, 2024.
24	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Utilities companies’ performance may be volatile due to variable fuel, service, and financing costs, conservation efforts, government regulation, and other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 13.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation	6.7%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,618,451	—	$63,960,304	$(27,785,328)	$(940)	$(1,105)	$10,133	—	$36,172,931

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Infrastructure Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
26	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	27

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Timothy J. Casaletto, CFA
G. Thomas Levering
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Infrastructure Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549363	428SA 4/24
6/2024

Semiannual report
John Hancock
Seaport Long/Short Fund
Alternative
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Seaport Long/Short Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
42	Financial statements
46	Financial highlights
51	Notes to financial statements
65	Statement regarding liquidity risk management
67	More information
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2024 (% of net assets)

Common stocks	76.1
Health care	21.6
Financials	19.9
Information technology	12.5
Energy	5.4
Consumer discretionary	4.8
Industrials	3.6
Communication services	3.2
Materials	2.2
Consumer staples	1.6
Utilities	1.0
Real estate	0.3
Exchange-traded funds	0.9
Purchased options	0.5
Corporate bonds	0.3
Short-term investments and other	22.2
TOTAL	100.0

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Amazon.com, Inc.	2.8
NVIDIA Corp.	2.1
American Express Company	1.8
Wells Fargo & Company	1.7
Ares Management Corp., Class A	1.2
KKR & Company, Inc.	1.2
Meta Platforms, Inc., Class A	1.1
DexCom, Inc.	1.0
Eli Lilly & Company	1.0
S&P Global, Inc.	0.9
TOTAL	14.8
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

COUNTRY COMPOSITION AS OF 4/30/2024 (% of net assets)
United States	71.9
United Kingdom	4.8
Japan	3.6
Canada	3.0
China	2.0
Germany	1.9
Ireland	1.5
Netherlands	1.3
Italy	1.2
France	1.1
Other countries	7.7
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,111.10	$10.34	1.97%
	Hypothetical example	1,000.00	1,015.10	9.87	1.97%
Class C	Actual expenses/actual returns	1,000.00	1,106.60	13.98	2.67%
	Hypothetical example	1,000.00	1,011.60	13.35	2.67%
Class I	Actual expenses/actual returns	1,000.00	1,111.90	8.77	1.67%
	Hypothetical example	1,000.00	1,016.60	8.37	1.67%
Class R6	Actual expenses/actual returns	1,000.00	1,113.40	8.20	1.56%
	Hypothetical example	1,000.00	1,017.10	7.82	1.56%
Class NAV	Actual expenses/actual returns	1,000.00	1,113.50	8.15	1.55%
	Hypothetical example	1,000.00	1,017.20	7.77	1.55%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 76.1%		$360,412,295
(Cost $302,091,776)
Communication services 3.2%		15,026,509
Diversified telecommunication services 0.2%
United Internet AG	38,247	925,151
Entertainment 0.8%
Liberty Media Corp.-Liberty Formula One, Series C (A)	29,022	2,030,669
Live Nation Entertainment, Inc. (A)	5,213	463,488
Netflix, Inc. (A)	1,875	1,032,450
Spotify Technology SA (A)	1,266	355,037
Interactive media and services 1.7%
Alphabet, Inc., Class A (A)	4,556	741,626
Alphabet, Inc., Class C (A)	334	54,990
Meta Platforms, Inc., Class A	11,718	5,040,732
Pinterest, Inc., Class A (A)	13,360	446,892
Tencent Holdings, Ltd.	41,197	1,807,855
Media 0.2%
Omnicom Group, Inc.	2,744	254,753
The Interpublic Group of Companies, Inc.	12,161	370,181
Wireless telecommunication services 0.3%
T-Mobile US, Inc.	8,506	1,396,430
Vodafone Group PLC	125,999	106,255
Consumer discretionary 4.8%		22,640,531
Automobile components 0.0%
Sumitomo Electric Industries, Ltd.	4,353	67,281
Broadline retail 3.6%
Alibaba Group Holding, Ltd.	372,613	3,488,798
Amazon.com, Inc. (A)	75,516	13,215,298
MercadoLibre, Inc. (A)	265	386,556
Hotels, restaurants and leisure 0.1%
Chipotle Mexican Grill, Inc. (A)	49	154,820
DraftKings, Inc., Class A (A)	7,062	293,497
Household durables 0.8%
Panasonic Holdings Corp.	56,991	497,443
Skyline Champion Corp. (A)	17,433	1,307,301
Sony Group Corp.	21,324	1,762,457
Specialty retail 0.1%
Abercrombie & Fitch Company, Class A (A)	5,491	667,266
Textiles, apparel and luxury goods 0.2%
On Holding AG, Class A (A)	25,191	799,814
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Consumer staples 1.6%		$7,675,827
Consumer staples distribution and retail 0.1%
Target Corp.	3,148	506,765
Food products 0.3%
Cranswick PLC	26,630	1,430,172
Personal care products 0.8%
e.l.f. Beauty, Inc. (A)	17,348	2,819,570
Haleon PLC	278,890	1,177,847
Tobacco 0.4%
British American Tobacco PLC	59,322	1,741,473
Energy 5.4%		25,670,551
Energy equipment and services 0.4%
Seadrill, Ltd. (A)	27,777	1,348,573
Valaris, Ltd. (A)	8,014	521,391
Oil, gas and consumable fuels 5.0%
Antero Resources Corp. (A)	105,193	3,577,614
ARC Resources, Ltd.	58,482	1,059,061
Cenovus Energy, Inc.	87,858	1,806,360
Chesapeake Energy Corp.	27,310	2,454,623
ConocoPhillips	11,016	1,383,830
Diamondback Energy, Inc.	10,830	2,178,238
EQT Corp.	47,681	1,911,531
Phillips 66	2,941	421,181
Reliance Industries, Ltd.	72,705	2,550,516
Shell PLC	104,855	3,727,448
Targa Resources Corp.	7,656	873,243
Viper Energy, Inc.	48,662	1,856,942
Financials 19.9%		94,053,362
Banks 8.1%
ABN AMRO Bank NV (B)	28,738	462,798
AIB Group PLC	155,982	807,390
Banca Monte dei Paschi di Siena SpA (A)	229,328	1,106,112
Banco BPM SpA	80,819	530,628
Banco Bradesco SA, ADR	167,663	452,690
Banco de Sabadell SA	73,251	140,400
Bank of America Corp.	39,582	1,464,930
Barclays PLC	158,961	400,787
BAWAG Group AG (A)(B)	35,455	2,117,046
Canadian Imperial Bank of Commerce	36,518	1,704,607
Commerzbank AG	94,352	1,402,273
Concordia Financial Group, Ltd.	109,300	588,923
Erste Group Bank AG	21,832	1,018,137
FinecoBank SpA	95,068	1,456,419
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Hokuhoku Financial Group, Inc.	26,077	$319,885
JPMorgan Chase & Co.	20,819	3,991,835
KBC Group NV	14,378	1,068,058
Mebuki Financial Group, Inc.	133,297	471,555
Piraeus Financial Holdings SA (A)	165,979	664,904
Rakuten Bank, Ltd. (A)	41,600	843,069
Societe Generale SA	137,050	3,692,819
Sumitomo Mitsui Financial Group, Inc.	8,000	454,430
Sumitomo Mitsui Trust Holdings, Inc.	42,900	901,965
The Bank of Nagoya, Ltd.	5,600	250,067
The Chiba Bank, Ltd.	91,180	770,203
The Hachijuni Bank, Ltd.	9,100	60,705
The Shiga Bank, Ltd.	47,936	1,239,717
Unicaja Banco SA (B)	587,958	768,023
UniCredit SpA	24,692	906,304
Wells Fargo & Company	139,706	8,287,360
Capital markets 5.6%
Ares Management Corp., Class A	42,191	5,615,200
CVC Capital Partners PLC (A)	23,828	432,297
Evercore, Inc., Class A	2,467	447,761
Intermediate Capital Group PLC	65,897	1,717,533
KKR & Company, Inc.	58,129	5,410,066
M&A Capital Partners Company, Ltd.	6,483	87,524
Morgan Stanley	38,079	3,459,096
Nasdaq, Inc.	18,465	1,105,130
Northern Trust Corp.	2,768	228,056
S&P Global, Inc.	10,476	4,356,235
StepStone Group, Inc., Class A	12,859	463,824
TPG, Inc.	10,784	464,790
Tradeweb Markets, Inc., Class A	20,072	2,041,523
WisdomTree, Inc.	65,295	581,126
Consumer finance 1.8%
American Express Company	37,086	8,679,237
Financial services 1.6%
Banca Mediolanum SpA	53,198	575,686
Block, Inc. (A)	41,651	3,040,523
Global Payments, Inc.	95	11,663
Marex Group PLC (A)	6,000	115,560
Mastercard, Inc., Class A	97	43,766
PayPal Holdings, Inc. (A)	940	63,845
WEX, Inc. (A)	9,785	2,067,179
Wise PLC, Class A (A)	176,593	1,697,137
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Financials (continued)
Insurance 2.8%
Ageas SA/NV	20,013	$918,628
AIA Group, Ltd.	210,188	1,539,491
Allianz SE	1,944	551,678
Beazley PLC	125,564	1,038,887
Intact Financial Corp.	6,620	1,088,082
Japan Post Insurance Company, Ltd.	59,100	1,109,548
Legal & General Group PLC	299,975	880,576
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (A)	828,251	895,223
Prudential PLC	190,744	1,658,967
Storebrand ASA	51,134	490,866
Talanx AG	26,595	2,000,331
Topdanmark A/S	9,644	402,336
Trupanion, Inc. (A)(C)	19,109	429,953
Health care 21.6%		102,315,301
Biotechnology 7.9%
Akero Therapeutics, Inc. (A)	53,760	1,069,286
Alkermes PLC (A)	53,144	1,304,154
Alnylam Pharmaceuticals, Inc. (A)	14,622	2,104,837
Amicus Therapeutics, Inc. (A)	8,394	83,856
Apellis Pharmaceuticals, Inc. (A)	31,620	1,397,288
Apogee Therapeutics, Inc. (A)	11,155	561,097
Argenx SE, ADR (A)	5,892	2,212,446
Ascendis Pharma A/S, ADR (A)	11,791	1,632,346
Autolus Therapeutics PLC, ADR (A)	88,528	325,783
Biogen, Inc. (A)	4,478	961,964
Blueprint Medicines Corp. (A)	6,598	602,661
Cargo Therapeutics, Inc. (A)	34,697	662,713
Celldex Therapeutics, Inc. (A)	9,962	372,778
CG Oncology, Inc. (A)(C)	11,028	443,215
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	0
Crinetics Pharmaceuticals, Inc. (A)	23,100	1,012,242
Cytokinetics, Inc. (A)	25,185	1,544,344
Denali Therapeutics, Inc. (A)	32,334	499,237
Disc Medicine, Inc. (A)	13,824	384,860
Exact Sciences Corp. (A)	27,070	1,606,605
Galapagos NV, ADR (A)	13,776	391,927
Genmab A/S (A)	5,218	1,448,673
Genus PLC	8,775	197,341
Immatics NV (A)	42,697	423,981
Immunocore Holdings PLC, ADR (A)	7,080	418,286
Ionis Pharmaceuticals, Inc. (A)	25,178	1,038,844
Keymed Biosciences, Inc. (A)(B)(C)	36,500	156,655
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Kymera Therapeutics, Inc. (A)	19,685	$661,810
Kyverna Therapeutics, Inc. (A)	1,757	26,601
Legend Biotech Corp., ADR (A)	9,500	415,530
Merus NV (A)	26,007	1,167,974
Moderna, Inc. (A)	7,088	781,877
Morphic Holding, Inc. (A)	10,544	287,535
Nuvalent, Inc., Class A (A)	8,893	612,550
Prothena Corp. PLC (A)	20,537	417,723
PTC Therapeutics, Inc. (A)	717	23,052
Regeneron Pharmaceuticals, Inc. (A)	965	859,487
Revolution Medicines, Inc. (A)	14,310	533,477
Rocket Pharmaceuticals, Inc. (A)	38,634	831,404
Sarepta Therapeutics, Inc. (A)	1,390	176,057
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd. (A)	25,500	542,376
Syndax Pharmaceuticals, Inc. (A)	28,030	592,274
United Therapeutics Corp. (A)	10,772	2,524,203
Vaxcyte, Inc. (A)	8,588	520,003
Veracyte, Inc. (A)	2,143	41,939
Vertex Pharmaceuticals, Inc. (A)	4,890	1,920,841
Xenon Pharmaceuticals, Inc. (A)	23,888	971,047
Zai Lab, Ltd., ADR (A)	24,856	392,725
Health care equipment and supplies 4.2%
Abbott Laboratories	15,977	1,693,083
Align Technology, Inc. (A)	2,720	768,074
AtriCure, Inc. (A)	24,603	593,424
DexCom, Inc. (A)	38,421	4,894,451
DiaSorin SpA	8,290	837,268
Edwards Lifesciences Corp. (A)	24,118	2,042,071
Hologic, Inc. (A)	13,522	1,024,562
Hoya Corp.	200	23,422
Inspire Medical Systems, Inc. (A)	5,947	1,437,152
Insulet Corp. (A)	1,435	246,734
Intuitive Surgical, Inc. (A)	8,540	3,165,095
Jeol, Ltd.	8,900	352,612
Shockwave Medical, Inc. (A)	8,029	2,651,096
Stryker Corp.	813	273,575
Health care providers and services 3.3%
Acadia Healthcare Company, Inc. (A)	22,945	1,696,553
Addus HomeCare Corp. (A)	6,145	590,842
agilon health, Inc. (A)	147,797	812,884
Alignment Healthcare, Inc. (A)	105,194	541,749
Cencora, Inc.	6,730	1,608,807
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp. (A)	22,070	$1,612,434
Encompass Health Corp.	860	71,707
Hapvida Participacoes e Investimentos SA (A)(B)	1,077,430	765,650
HCA Healthcare, Inc.	4,253	1,317,664
Humana, Inc.	4,917	1,485,377
Laboratory Corp. of America Holdings	357	71,889
Molina Healthcare, Inc. (A)	2,513	859,697
Option Care Health, Inc. (A)	18,449	551,441
PACS Group, Inc. (A)	18,400	459,448
Privia Health Group, Inc. (A)	30,310	557,704
Rede D’Or Sao Luiz SA (B)	102,900	515,233
Surgery Partners, Inc. (A)	36,923	921,229
UnitedHealth Group, Inc.	2,839	1,373,224
Life sciences tools and services 1.3%
Danaher Corp.	6,905	1,702,911
ICON PLC (A)	5,074	1,511,443
QIAGEN NV (A)	53,025	2,244,548
Stevanato Group SpA	9,695	271,848
Thermo Fisher Scientific, Inc.	620	352,606
WuXi AppTec Company, Ltd., Class A	22,100	132,796
WuXi AppTec Company, Ltd., H Shares (B)	5,600	25,206
Pharmaceuticals 4.9%
Astellas Pharma, Inc.	106,400	1,021,216
AstraZeneca PLC	19,820	2,997,753
Chugai Pharmaceutical Company, Ltd.	23,200	737,849
Daiichi Sankyo Company, Ltd.	6,236	209,889
Eisai Company, Ltd.	7,598	312,042
Elanco Animal Health, Inc. (A)	38,565	507,515
Eli Lilly & Company	5,767	4,504,604
Galderma Group AG (A)	16,398	1,221,934
GSK PLC	38,536	799,503
Longboard Pharmaceuticals, Inc. (A)	39,136	833,597
Merck & Company, Inc.	23,620	3,052,176
Novartis AG	4,013	389,492
Novo Nordisk A/S, Class B	11,100	1,423,488
Otsuka Holdings Company, Ltd.	35,700	1,526,419
Pfizer, Inc.	15,581	399,185
Structure Therapeutics, Inc., ADR (A)	24,659	972,551
UCB SA	10,926	1,448,898
Verona Pharma PLC, ADR (A)	36,004	556,262
Zoetis, Inc.	1,165	185,515
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials 3.6%		$17,101,855
Aerospace and defense 1.1%
BWX Technologies, Inc.	16,403	1,570,915
Dassault Aviation SA	4,308	922,122
Hensoldt AG	11,096	437,149
Rheinmetall AG	4,377	2,411,923
Building products 0.4%
Builders FirstSource, Inc. (A)	4,167	761,811
The AZEK Company, Inc. (A)	19,513	890,573
Construction and engineering 0.1%
Fluor Corp. (A)	13,480	543,648
Electrical equipment 0.4%
Contemporary Amperex Technology Company, Ltd., Class A	64,968	1,817,065
Ground transportation 0.5%
ALD SA (B)	18,801	123,645
Uber Technologies, Inc. (A)	31,369	2,078,824
West Japan Railway Company	2,400	45,555
Machinery 0.4%
Ebara Corp.	5,300	436,900
IMI PLC	71,329	1,553,738
Rotork PLC	27,428	110,259
Marine transportation 0.6%
Irish Continental Group PLC	566,315	3,026,194
Professional services 0.1%
Dayforce, Inc. (A)	6,054	371,534
Information technology 12.5%		59,024,700
Communications equipment 0.0%
Accton Technology Corp.	1,000	14,009
Electronic equipment, instruments and components 0.7%
Flex, Ltd. (A)	91,541	2,622,650
Samsung Electro-Mechanics Company, Ltd.	230	25,944
Sunny Optical Technology Group Company, Ltd.	98,607	477,033
IT services 1.1%
Cloudflare, Inc., Class A (A)	8,863	774,626
DigitalOcean Holdings, Inc. (A)	724	23,791
EPAM Systems, Inc. (A)	3,143	739,422
MongoDB, Inc. (A)	6,084	2,221,755
Shopify, Inc., Class A (A)	14,775	1,037,205
Snowflake, Inc., Class A (A)	2,400	372,480
Semiconductors and semiconductor equipment 5.7%
Alchip Technologies, Ltd.	3,355	316,427
ASML Holding NV, NYRS	150	130,871
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	518	$673,540
Disco Corp.	200	58,079
Eugene Technology Company, Ltd.	7,720	293,661
Intel Corp.	18,149	553,000
KLA Corp.	2,022	1,393,744
Lam Research Corp.	1,409	1,260,224
Marvell Technology, Inc.	35,407	2,333,675
Micron Technology, Inc.	22,435	2,534,258
NVIDIA Corp.	11,446	9,889,573
ON Semiconductor Corp. (A)	12,159	853,075
Rambus, Inc. (A)	12,062	661,239
Renesas Electronics Corp.	103,960	1,687,869
SCREEN Holdings Company, Ltd.	4,046	417,455
SUMCO Corp.	16,165	241,074
Taiwan Semiconductor Manufacturing Company, Ltd.	92,928	2,225,045
Tokyo Electron, Ltd.	200	44,536
Ulvac, Inc.	10,231	611,770
Will Semiconductor Company, Ltd., Class A	45,473	635,394
Wolfspeed, Inc. (A)	1,179	31,868
Software 4.3%
Atlassian Corp., Class A (A)	2,251	387,847
Datadog, Inc., Class A (A)	7,123	893,937
Dynatrace, Inc. (A)	16,848	763,383
Gitlab, Inc., Class A (A)	40,914	2,146,758
HubSpot, Inc. (A)	3,998	2,418,270
Intuit, Inc.	3,355	2,098,955
Microsoft Corp.	9,534	3,711,872
Palo Alto Networks, Inc. (A)	893	259,765
Salesforce, Inc.	3,843	1,033,536
ServiceNow, Inc. (A)	4,891	3,391,077
Unity Software, Inc. (A)	4,050	98,294
Varonis Systems, Inc. (A)	20,397	892,369
Workday, Inc., Class A (A)	4,207	1,029,579
Zscaler, Inc. (A)	7,150	1,236,521
Technology hardware, storage and peripherals 0.7%
Apple, Inc.	6,217	1,058,942
Quanta Computer, Inc.	16,283	127,793
Samsung Electronics Company, Ltd.	39,240	2,181,220
Wiwynn Corp.	1,958	139,290
Materials 2.2%		10,540,448
Chemicals 0.2%
FMC Corp.	11,122	656,309
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
Hansol Chemical Company, Ltd.	2,561	$355,222
Metals and mining 2.0%
Anglo American PLC	29,307	957,678
Barrick Gold Corp.	209,842	3,491,771
Boliden AB	9,511	312,576
First Quantum Minerals, Ltd.	146,200	1,856,373
Foran Mining Corp. (A)	156,339	479,244
Fresnillo PLC	103,173	714,554
Glencore PLC	204,416	1,189,407
Vale SA, ADR	43,329	527,314
Real estate 0.3%		1,556,597
Real estate management and development 0.0%
Sirius Real Estate, Ltd.	156,758	190,659
Retail REITs 0.2%
Hammerson PLC	2,212,730	750,548
Specialized REITs 0.1%
Outfront Media, Inc.	36,979	586,487
Weyerhaeuser Company	958	28,903
Utilities 1.0%		4,806,614
Electric utilities 0.2%
American Electric Power Company, Inc.	4,112	353,755
PG&E Corp.	41,455	709,295
Gas utilities 0.3%
Atmos Energy Corp.	10,030	1,182,537
Multi-utilities 0.5%
Dominion Energy, Inc.	38,265	1,950,750

Engie SA	35,153	610,277
Exchange-traded funds 0.9%		$4,224,373
(Cost $3,768,719)
VanEck Gold Miners ETF	127,509	4,224,373

	Contracts/Notional amount	Value
Purchased options 0.5%		$2,162,526
(Cost $2,801,642)
Calls 0.0%		68,367
Exchange Traded Option on Twilio, Inc., Class A (Expiration Date: 6-21-24; Strike Price: $85.00; Notional Amount: 25,100) (A)	251	6,275
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on Renesas Electronics Corp. (Expiration Date: 6-14-24; Strike Price: JPY 3,083.61; Counterparty: JPMorgan Chase Bank, N.A.) (A)(E)	53,809	$9,548
Over the Counter Option on Ubisoft Entertainment SA (Expiration Date: 12-20-24; Strike Price: EUR 32.00; Counterparty: Goldman Sachs International) (A)(E)	40,269	52,544
Puts 0.5%		2,094,159
Exchange Traded Option on Alphabet, Inc., Class A (Expiration Date: 6-21-24; Strike Price: $145.00; Notional Amount: 12,200) (A)	122	14,213
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 5-17-24; Strike Price: $170.00; Notional Amount: 14,500) (A)	145	69,600
Exchange Traded Option on Atlassian Corp., Class A (Expiration Date: 5-17-24; Strike Price: $175.00; Notional Amount: 3,900) (A)	39	31,200
Exchange Traded Option on Block, Inc. (Expiration Date: 5-17-24; Strike Price: $67.50; Notional Amount: 43,200) (A)	432	118,584
Exchange Traded Option on Datadog, Inc., Class A (Expiration Date: 5-17-24; Strike Price: $121.00; Notional Amount: 8,900) (A)	89	38,238
Exchange Traded Option on DraftKings, Inc., Class A (Expiration Date: 5-10-24; Strike Price: $39.00; Notional Amount: 30,000) (A)	300	35,271
Exchange Traded Option on e.l.f. Beauty, Inc. (Expiration Date: 5-17-24; Strike Price: $160.00; Notional Amount: 23,600) (A)	236	154,580
Exchange Traded Option on Gitlab, Inc., Class A (Expiration Date: 5-17-24; Strike Price: $52.00; Notional Amount: 20,200) (A)	202	40,400
Exchange Traded Option on HubSpot, Inc. (Expiration Date: 5-17-24; Strike Price: $600.00; Notional Amount: 1,100) (A)	11	37,180
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-10-24; Strike Price: $415.00; Notional Amount: 27,600) (A)	276	67,620
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-17-24; Strike Price: $420.00; Notional Amount: 17,100) (A)	171	87,552
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-3-24; Strike Price: $410.00; Notional Amount: 36,400) (A)	364	$16,198
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 6-21-24; Strike Price: $410.00; Notional Amount: 36,500) (A)	365	216,810
Exchange Traded Option on iShares Expanded Tech-Software Sector ETF (Expiration Date: 5-17-24; Strike Price: $79.00; Notional Amount: 58,800) (A)	588	92,610
Exchange Traded Option on iShares Semiconductor ETF (Expiration Date: 5-17-24; Strike Price: $195.00; Notional Amount: 17,900) (A)	179	15,215
Exchange Traded Option on Meta Platforms, Inc., Class A (Expiration Date: 5-17-24; Strike Price: $415.00; Notional Amount: 2,700) (A)	27	15,863
Exchange Traded Option on Meta Platforms, Inc., Class A (Expiration Date: 6-21-24; Strike Price: $400.00; Notional Amount: 9,700) (A)	97	79,298
Exchange Traded Option on Microsoft Corp. (Expiration Date: 5-17-24; Strike Price: $380.00; Notional Amount: 4,800) (A)	48	22,560
Exchange Traded Option on MongoDB, Inc. (Expiration Date: 5-17-24; Strike Price: $350.00; Notional Amount: 2,000) (A)	20	15,422
Exchange Traded Option on NVIDIA Corp. (Expiration Date: 5-17-24; Strike Price: $740.00; Notional Amount: 6,900) (A)	69	20,390
Exchange Traded Option on NVIDIA Corp. (Expiration Date: 6-21-24; Strike Price: $800.00; Notional Amount: 3,500) (A)	35	140,000
Exchange Traded Option on On Holding AG, Class A (Expiration Date: 5-17-24; Strike Price: $30.00; Notional Amount: 77,200) (A)	772	84,534
Exchange Traded Option on S&P 500 Index (Expiration Date: 5-31-24; Strike Price: $4,950.00; Notional Amount: 2,900) (A)	29	131,225
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-21-24; Strike Price: $4,950.00; Notional Amount: 4,100) (A)	41	256,865
Exchange Traded Option on ServiceNow, Inc. (Expiration Date: 5-17-24; Strike Price: $700.00; Notional Amount: 1,000) (A)	10	23,350
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

	Contracts/Notional amount	Value
Puts (continued)
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 6-21-24; Strike Price: EUR 135.00; Counterparty: Goldman Sachs International) (A)(E)	30,371	$76,865
Over the Counter Option on S&P 500 Index (Expiration Date: 6-21-24; Strike Price: $4,960.94; Counterparty: Goldman Sachs International) (A)(E)	2,917	192,516

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.3%				$1,552,329
(Cost $1,577,829)
Materials 0.3%				1,552,329
Metals and mining 0.3%
First Quantum Minerals, Ltd. (B)	9.375	03-01-29	785,000	811,042
Glencore Funding LLC (B)	3.375	09-23-51	637,000	406,230
Glencore Funding LLC (B)	3.875	04-27-51	480,000	335,057

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 21.7%				$102,850,410
(Cost $102,850,943)
U.S. Government 15.5%				73,296,559
U.S. Treasury Bill	5.210	05-02-24	380,000	379,944
U.S. Treasury Bill	5.228	05-28-24	9,475,000	9,437,550
U.S. Treasury Bill (F)	5.230	05-16-24	9,915,000	9,893,197
U.S. Treasury Bill	5.245	06-20-24	600,000	595,604
U.S. Treasury Bill	5.254	05-09-24	30,000	29,965
U.S. Treasury Bill (F)	5.258	05-30-24	11,305,000	11,256,962
U.S. Treasury Bill (F)	5.260	06-04-24	19,255,000	19,159,027
U.S. Treasury Bill (F)	5.272	05-14-24	875,000	873,335
U.S. Treasury Bill (F)	5.272	05-21-24	11,565,000	11,531,140
U.S. Treasury Bill	5.276	06-06-24	1,745,000	1,735,782
U.S. Treasury Bill	5.276	06-11-24	1,785,000	1,774,297
U.S. Treasury Bill	5.277	06-18-24	4,790,000	4,756,406
U.S. Treasury Bill (F)	5.280	05-07-24	1,875,000	1,873,350

	Yield (%)	Shares	Value
Short-term funds 6.2%			29,553,851
John Hancock Collateral Trust (G)	5.4256(H)	99,927	998,947
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2338(H)	28,554,904	28,554,904

18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $413,090,909) 99.5%	$471,201,933
Other assets and liabilities, net 0.5%	2,452,043
Total net assets 100.0%	$473,653,976

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
JPY	Japanese Yen

Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 4-30-24.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 4-30-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
TOPIX Index Futures	7	Short	Jun 2024	$(1,204,166)	$(1,219,225)	$(15,059)
						$(15,059)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,805,000	USD	1,826,319	GSI	5/31/2024	—	$(7,643)
CAD	1,155,000	USD	842,582	GSI	5/31/2024	—	(3,204)
CNY	1,945,000	USD	2,139,280	JPM	5/31/2024	—	(16,774)
GBP	452,000	USD	561,823	JPM	5/31/2024	$3,057	—
GBP	2,652,000	USD	3,418,381	MSI	6/20/2024	—	(103,729)
HKD	1,435,000	USD	183,545	JPM	5/31/2024	67	—
HKD	4,070,000	USD	521,830	MSI	6/20/2024	—	(785)
JPY	59,500,000	USD	397,641	JPM	6/18/2024	—	(17,686)
JPY	2,092,900,000	USD	14,225,744	MSI	6/18/2024	—	(860,924)
KRW	1,708,070,000	USD	1,244,904	JPM	5/31/2024	—	(10,927)
PHP	60,940,000	USD	1,055,329	JPM	5/31/2024	—	(856)
SEK	8,780,000	USD	809,811	DB	5/31/2024	—	(12,115)
SEK	10,820,000	USD	1,026,131	MSI	6/20/2024	—	(42,179)
USD	1,547,818	CNY	11,069,000	BNP	6/18/2024	18,769	—
USD	14,637,638	EUR	13,684,000	GSI	5/31/2024	17,800	—
USD	6,431,522	EUR	5,843,000	BNP	6/20/2024	183,455	—
USD	74,866	HKD	585,000	JPM	6/20/2024	—	(27)
USD	1,531,176	JPY	237,100,000	JPM	5/31/2024	21,255	—
USD	204,703	JPY	31,600,000	JPM	6/18/2024	2,912	—
USD	1,067,459	SEK	10,820,000	GSI	6/20/2024	83,506	—
						$330,821	$(1,076,849)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Alphabet, Inc., Class A	USD	175.00	Jun 2024	61	6,100	$10,486	$(15,098)
Exchange-traded	Alphabet, Inc., Class A	USD	185.00	Jun 2024	61	6,100	13,840	(5,490)
Exchange-traded	Datadog, Inc., Class A	USD	150.00	May 2024	59	5,900	9,770	(9,770)
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	Hubspot, Inc.	USD	750.00	May 2024	11	1,100	$14,587	$(5,500)
Exchange-traded	NVIDIA Corp.	USD	1,050.00	Jun 2024	22	2,200	50,136	(47,190)
							$98,819	$(83,048)
							$98,819	$(83,048)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	S&P 500 Index	USD	4,990.00	Jun 2024	29	2,900	$298,689	$(215,614)
							$298,689	$(215,614)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.25%	Monthly	USD	10,209,906	May 2033	GSI	—	$(59,780)	$(59,780)
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.30%	Monthly	USD	1,028,898	May 2033	GSI	—	(38,629)	(38,629)
Pay	NEXT FUNDS TOPIX Banks ETF	1-Day JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	1,142,565,710	May 2033	GSI	—	(130,605)	(130,605)
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.05%	Monthly	USD	7,701,685	May 2033	GSI	—	(76,101)	(76,101)
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 1.20%	Monthly	USD	1,165,795	May 2033	GSI	—	(13,601)	(13,601)
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 0.60%	Monthly	USD	8,888,006	May 2033	GSI	—	222,235	222,235
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.43%	Monthly	USD	59,120	May 2033	GSI	$(2,077)	2,035	(42)
Pay	Invesco S&P 500 High Beta ETF	1-Day USD OBFR - 0.20%	Monthly	USD	218,898	May 2028	JPM	—	7,590	7,590
Pay	iShares Expanded Tech Sector ETF	1-Day USD OBFR - 0.57%	Monthly	USD	2,283,300	May 2028	JPM	—	118,852	118,852
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 0.20%	Monthly	USD	116,306	May 2028	JPM	—	$3,422	$3,422
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.20%	Monthly	USD	4,139,531	May 2028	JPM	—	177,131	177,131
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.32%	Monthly	USD	11,367,185	May 2028	JPM	$2	428,295	428,297
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 0.75%	Monthly	USD	11,726,646	May 2028	JPM	—	755,746	755,746
Pay	TOPIX Banks Index	1-Day JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	73,393,231	May 2028	JPM	—	(17,680)	(17,680)
Pay	ARK Fintech Innovation ETF	1-Day USD OBFR - 0.73%	Monthly	USD	1,642,383	May 2033	MSI	—	43,004	43,004
Pay	ARK Innovation ETF	1-Day USD OBFR - 3.38%	Monthly	USD	1,854,196	May 2033	MSI	—	39,836	39,836
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	11,792,896	May 2033	MSI	—	(75,380)	(75,380)
Pay	Financial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	41,239,176	May 2033	MSI	1	(324,745)	(324,744)
Pay	Health Care Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	25,085,288	May 2033	MSI	—	(232,358)	(232,358)
Pay	Industrial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	1,845,919	May 2033	MSI	—	11,239	11,239
Pay	Invesco QQQ Trust Series 1	1-Day USD OBFR - 0.20%	Monthly	USD	5,788,814	May 2033	MSI	—	98,277	98,277
Pay	Invesco S&P 500 High Beta ETF	1-Day USD OBFR - 0.93%	Monthly	USD	5,680,275	May 2033	MSI	—	(6,072)	(6,072)
Pay	iShares Biotechnology ETF	1-Day USD OBFR - 1.00%	Monthly	USD	3,965,980	May 2033	MSI	—	35,204	35,204
Pay	iShares Expanded Tech-Software Sector ETF	1-Day USD OBFR - 0.93%	Monthly	USD	4,928,910	May 2033	MSI	—	101,904	101,904
Pay	iShares MSCI EAFE Value ETF	1-Day USD OBFR - 0.20%	Monthly	USD	2,261,586	May 2033	MSI	—	(8,257)	(8,257)
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 0.20%	Monthly	USD	3,862,290	May 2033	MSI	—	(18,358)	(18,358)
Pay	iShares MSCI Hong Kong ETF	1-Day USD OBFR - 1.63%	Monthly	USD	845,982	May 2033	MSI	—	(76,577)	(76,577)
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 ETF	1-Day USD OBFR - 0.53%	Monthly	USD	14,168,794	May 2033	MSI	—	$19,527	$19,527
Pay	iShares Russell 2000 Growth ETF	1-Day USD OBFR - 2.13%	Monthly	USD	5,870,772	May 2033	MSI	—	26,368	26,368
Pay	iShares Russell 2000 Value ETF	1-Day USD OBFR - 0.20%	Monthly	USD	11,527,348	May 2033	MSI	—	(12,659)	(12,659)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.20%	Monthly	USD	27,228,198	May 2033	MSI	—	231,443	231,443
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 1.23%	Monthly	USD	3,620,222	May 2033	MSI	—	28,305	28,305
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.20%	Monthly	USD	4,407,433	May 2033	MSI	—	25,746	25,746
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 1.18%	Monthly	USD	2,807,765	May 2033	MSI	—	34,550	34,550
Pay	SPDR S&P Homebuilders ETF	1-Day USD OBFR - 1.23%	Monthly	USD	438,989	May 2033	MSI	—	1,850	1,850
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Day USD OBFR - 0.55%	Monthly	USD	6,691,409	May 2033	MSI	—	167,043	167,043
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 3.33%	Monthly	USD	2,067,101	May 2033	MSI	—	(6,481)	(6,481)
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 1.18%	Monthly	USD	4,890,851	May 2033	MSI	—	(53,643)	(53,643)
Pay	SPDR S&P Retail ETF	1-Day USD OBFR - 1.58%	Monthly	USD	4,452,489	May 2033	MSI	—	(47,509)	(47,509)
Pay	STOXX Europe 600 Financial Services Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	649,399	May 2033	MSI	—	25,616	25,616
Pay	STOXX Europe 600 Real Estate Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	769,568	May 2033	MSI	—	(18,280)	(18,280)
Pay	Utilities Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	835,517	May 2033	MSI	—	(39,449)	(39,449)
Pay	VanEck Oil Services ETF	1-Day USD OBFR - 1.78%	Monthly	USD	1,066,592	May 2033	MSI	—	55,285	55,285
Pay	VanEck Semiconductor ETF	1-Day USD OBFR - 0.53%	Monthly	USD	1,961,674	May 2033	MSI	—	33,128	33,128
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.20%	Monthly	USD	38,814,461	May 2033	MSI	—	(2,978)	(2,978)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Europe ETF	1-Day USD OBFR - 0.20%	Monthly	USD	5,828,134	May 2033	MSI	—	$(46,704)	$(46,704)
Pay	Vanguard Real Estate ETF	1-Day USD OBFR - 0.20%	Monthly	USD	3,598,047	May 2033	MSI	—	1,266	1,266
Receive	KLA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	240,492	May 2026	CITI	—	53	53
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	325,552	May 2026	CITI	—	12,887	12,887
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	140,946	May 2026	CITI	—	(11,713)	(11,713)
Receive	Accor SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	660,713	May 2033	GSI	—	20,953	20,953
Receive	ALD SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	168,492	May 2033	GSI	—	2,895	2,895
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	180,196	May 2033	GSI	—	(2,469)	(2,469)
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	916,113	May 2033	GSI	—	37,111	37,111
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	191,449	May 2033	GSI	—	(5,599)	(5,599)
Receive	American Electric Power Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	104,427	May 2033	GSI	—	1,277	1,277
Receive	Banco de Sabadell SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	541,520	May 2033	GSI	$(24,123)	137,898	113,775
Receive	Bank of America Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,000,864	May 2033	GSI	(61,177)	40,994	(20,183)
Receive	Beazley PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	11,582	May 2033	GSI	(499)	1,547	1,048
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	339,299	May 2033	GSI	—	1,932	1,932
Receive	Boliden AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	3,273,976	May 2033	GSI	—	22,497	22,497
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	3,767,900	May 2033	GSI	—	209,186	209,186
Receive	Broadcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	305,504	May 2033	GSI	—	(7,743)	(7,743)
Receive	Corpay, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	794,978	May 2033	GSI	—	2,415	2,415
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	332,695,730	May 2033	GSI	—	$320,407	$320,407
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	2,195,185	May 2033	GSI	—	59,304	59,304
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	57,144,000	May 2033	GSI	—	(19,167)	(19,167)
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	83,308	May 2033	GSI	—	(2,284)	(2,284)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	63,381,168	May 2033	GSI	—	30,667	30,667
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	861,539	May 2033	GSI	—	31,778	31,778
Receive	Enphase Energy, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	565,590	May 2033	GSI	—	(9,569)	(9,569)
Receive	Evercore, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	903,012	May 2033	GSI	—	(45,181)	(45,181)
Receive	Evotec SE, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	271,474	May 2033	GSI	—	7,718	7,718
Receive	Exact Sciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	270,110	May 2033	GSI	—	(13,536)	(13,536)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	1,187,550	May 2033	GSI	—	(7,640)	(7,640)
Receive	Global Payments, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	352,441	May 2033	GSI	—	(4,524)	(4,524)
Receive	GSK PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,054,412	May 2033	GSI	—	15,395	15,395
Receive	Hensoldt AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	968,743	May 2033	GSI	—	(27,132)	(27,132)
Receive	Hims & Hers Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	410,050	May 2033	GSI	—	21,991	21,991
Receive	HubSpot, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	85,306	May 2033	GSI	—	(3,648)	(3,648)
Receive	Immatics NV	1-Day USD OBFR + 0.25%	Monthly	USD	553,062	May 2033	GSI	—	(14,710)	(14,710)
Receive	Inspire Medical Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	178,374	May 2033	GSI	—	12,827	12,827
Receive	Interpublic Group of Companies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	508,861	May 2033	GSI	—	(10,227)	(10,227)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	JPMorgan Chase & Co.	1-Day USD OBFR + 0.25%	Monthly	USD	2,628,821	May 2033	GSI	—	$45,452	$45,452
Receive	KT Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	749,340	May 2033	GSI	—	3,164	3,164
Receive	Legal & General Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	187,377	May 2033	GSI	—	(14,616)	(14,616)
Receive	Liberty Media Corp-Liberty Formula One, Series C	1-Day USD OBFR + 0.25%	Monthly	USD	2,410	May 2033	GSI	—	36	36
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	497,209	May 2033	GSI	—	(27,702)	(27,702)
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	84,075	May 2033	GSI	—	(814)	(814)
Receive	Morgan Stanley	1-Day USD OBFR + 0.25%	Monthly	USD	750,073	May 2033	GSI	$(2,683)	(669)	(3,352)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	348,130	May 2033	GSI	—	8,043	8,043
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,563,630	May 2033	GSI	—	112,841	112,841
Receive	Omnicom Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	262,968	May 2033	GSI	—	(8,221)	(8,221)
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	15,145,557	May 2033	GSI	—	1,047	1,047
Receive	PayPal Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	77,471	May 2033	GSI	—	5,715	5,715
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,524,944	May 2033	GSI	—	(38,817)	(38,817)
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	267,764	May 2033	GSI	—	5,600	5,600
Receive	PTC Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	427,388	May 2033	GSI	—	101,241	101,241
Receive	Revolution Medicines, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,166,452	May 2033	GSI	—	25,953	25,953
Receive	Rheinmetall AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	226,351	May 2033	GSI	—	2,909	2,909
Receive	ROBLOX Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	224,793	May 2033	GSI	—	3,615	3,615
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	879,305	May 2033	GSI	—	(3,347)	(3,347)
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Sage Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	73,550	May 2033	GSI	—	$5,912	$5,912
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	552,687	May 2033	GSI	$(3,739)	7,233	3,494
Receive	ServiceNow, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	290,946	May 2033	GSI	—	(11,849)	(11,849)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	1,016,589	May 2033	GSI	—	12,117	12,117
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,034,263	May 2033	GSI	—	(6,251)	(6,251)
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	72,172,800	May 2033	GSI	—	20,076	20,076
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	742,126	May 2033	GSI	—	21,549	21,549
Receive	Stifel Financial Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	700,718	May 2033	GSI	—	16,902	16,902
Receive	Storebrand ASA	1-Day NOK NOWA Compounded OIS + 0.20%	Monthly	NOK	2,030,312	May 2033	GSI	—	3,733	3,733
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	1,264,425	May 2033	GSI	—	5,176	5,176
Receive	Syndax Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	514,861	May 2033	GSI	—	3,618	3,618
Receive	The Keiyo Bank, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	10,827,349	May 2033	GSI	—	618	618
Receive	T-Mobile US, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	166,744	May 2033	GSI	—	1,678	1,678
Receive	Tokyo Electron, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	107,085,000	May 2033	GSI	—	49,409	49,409
Receive	Topdanmark A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	1,093,236	May 2033	GSI	—	(4,990)	(4,990)
Receive	Uber Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	264,748	May 2033	GSI	—	(9,431)	(9,431)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ubisoft Entertainment SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	784,192	May 2033	GSI	—	$12,292	$12,292
Receive	Veracyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	67,966	May 2033	GSI	—	(1,032)	(1,032)
Receive	Vodafone Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	338,128	May 2033	GSI	—	(13,373)	(13,373)
Receive	West Japan Railway Company	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	112,350,400	May 2033	GSI	—	699	699
Receive	Will Semiconductor Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	93,861	May 2033	GSI	—	6,650	6,650
Receive	Wolfspeed, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	191,257	May 2033	GSI	—	24,479	24,479
Receive	Zoetis, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	265,174	May 2033	GSI	—	25,461	25,461
Receive	Allianz SE	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,681,899	May 2028	JPM	—	(15,975)	(15,975)
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	2,071,713	May 2028	JPM	—	132,602	132,602
Receive	Alphabet, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	2,066,798	May 2028	JPM	—	136,623	136,623
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	2,479,241	May 2028	JPM	—	(274,651)	(274,651)
Receive	ASPEED Technology, Inc.	1-Day USD OBFR + 0.50%	Monthly	USD	887,823	May 2028	JPM	—	(106,644)	(106,644)
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,072,760	May 2028	JPM	—	180,681	180,681
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	699,181	May 2028	JPM	—	(88,862)	(88,862)
Receive	Aviva PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	693,710	May 2028	JPM	—	(8,893)	(8,893)
Receive	Banco BPM SpA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	248,140	May 2028	JPM	—	18,465	18,465
Receive	Banco de Sabadell SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	124,748	May 2028	JPM	—	26,431	26,431
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Barclays PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	438,516	May 2028	JPM	—	$32,982	$32,982
Receive	Beazley PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,630,340	May 2028	JPM	—	50,417	50,417
Receive	Blueprint Medicines Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	283,748	May 2028	JPM	—	(1,926)	(1,926)
Receive	ConvaTec Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	406,304	May 2028	JPM	—	(19,119)	(19,119)
Receive	CoStar Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	892,545	May 2028	JPM	—	(33,371)	(33,371)
Receive	Dassault Aviation SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	651,715	May 2028	JPM	—	(17,438)	(17,438)
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	255,144	May 2028	JPM	$(1,784)	3,172	1,388
Receive	DigitalOcean Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	268,816	May 2028	JPM	—	(33,040)	(33,040)
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	2,236,960	May 2028	JPM	(300)	(2,161)	(2,461)
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	228,475	May 2028	JPM	—	(4,107)	(4,107)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	8,637,160	May 2028	JPM	—	4,057	4,057
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	307,598	May 2028	JPM	—	(420)	(420)
Receive	Enphase Energy, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	277,082	May 2028	JPM	—	(9,842)	(9,842)
Receive	EPAM Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	52,872	May 2028	JPM	—	(6,000)	(6,000)
Receive	Gitlab, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	400,460	May 2028	JPM	—	(27,101)	(27,101)
Receive	Glencore PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	574,902	May 2028	JPM	—	9,514	9,514
Receive	HCA Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,563,773	May 2028	JPM	—	(95,592)	(95,592)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hokuhoku Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	25,479,286	May 2028	JPM	—	$10,340	$10,340
Receive	Hoya Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	100,664,225	May 2028	JPM	$(7,660)	39,071	31,411
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	31,311	May 2028	JPM	—	(571)	(571)
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	900,811	May 2028	JPM	—	(65,768)	(65,768)
Receive	Insulet Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	28,050	May 2028	JPM	—	1,084	1,084
Receive	Intuit, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	150,670	May 2028	JPM	—	(2,640)	(2,640)
Receive	Japan Post Insurance Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	30,591,600	May 2028	JPM	—	5,005	5,005
Receive	JGC Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	92,644,150	May 2028	JPM	—	(8,199)	(8,199)
Receive	KBC Group NV	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	223,908	May 2028	JPM	—	457	457
Receive	Laboratory Corp of America Holdings	1-Day USD OBFR + 0.25%	Monthly	USD	1,729,374	May 2028	JPM	—	(86,846)	(86,846)
Receive	Lam Research Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	852,350	May 2028	JPM	—	(68,171)	(68,171)
Receive	Legal & General Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	569,686	May 2028	JPM	—	(48,165)	(48,165)
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,429,590	May 2028	JPM	—	(124,385)	(124,385)
Receive	Mebuki Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	85,922,820	May 2028	JPM	—	52,519	52,519
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	519,530	May 2028	JPM	—	(45,892)	(45,892)
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	167,229	May 2028	JPM	(8,988)	(5,804)	(14,792)
Receive	Morgan Stanley	1-Day USD OBFR + 0.25%	Monthly	USD	2,173,785	May 2028	JPM	—	(25,736)	(25,736)
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Netflix, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	809,221	May 2028	JPM	—	$(111,561)	$(111,561)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	812,798	May 2028	JPM	—	31,779	31,779
Receive	ON Semiconductor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	446,767	May 2028	JPM	—	3,893	3,893
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	834,738	May 2028	JPM	—	65,052	65,052
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,042,486	May 2028	JPM	—	(44,216)	(44,216)
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	686,491	May 2028	JPM	—	(18,958)	(18,958)
Receive	Quanta Computer, Inc.	1-Day USD OBFR + 0.50%	Monthly	USD	639,812	May 2028	JPM	—	(68,996)	(68,996)
Receive	Renesas Electronics Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	463,065,140	May 2028	JPM	—	(130,693)	(130,693)
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	123,490	May 2028	JPM	—	(14,034)	(14,034)
Receive	SCREEN Holdings Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	9,325,349	May 2028	JPM	$(710)	(5,807)	(6,517)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	515,561	May 2028	JPM	—	11,450	11,450
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	269,879	May 2028	JPM	(411)	(18,719)	(19,130)
Receive	Snowflake, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	50,070	May 2028	JPM	—	695	695
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	228,059,100	May 2028	JPM	—	33,744	33,744
Receive	SUMCO Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	130,009,877	May 2028	JPM	—	(58,420)	(58,420)
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS	Monthly	HKD	1,826,848	May 2028	JPM	—	(6,643)	(6,643)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	1,943,605	May 2028	JPM	—	$(32,055)	$(32,055)
Receive	Talanx AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	176,757	May 2028	JPM	—	(1,749)	(1,749)
Receive	The Hachijuni Bank, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	60,265,973	May 2028	JPM	—	25,173	25,173
Receive	Thermo Fisher Scientific, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,725,632	May 2028	JPM	—	(36,696)	(36,696)
Receive	Tokyo Electron, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	103,796,950	May 2028	JPM	—	(43,494)	(43,494)
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	3,158	May 2028	JPM	—	(446)	(446)
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,439,683	May 2028	JPM	—	83,425	83,425
Receive	Unity Software, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	76,232	May 2028	JPM	—	(3,536)	(3,536)
Receive	Varonis Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	533,751	May 2028	JPM	—	(47,143)	(47,143)
Receive	Vaxcyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,069,849	May 2028	JPM	—	(61,155)	(61,155)
Receive	Vodafone Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	406,455	May 2028	JPM	—	(9,731)	(9,731)
Receive	Weyerhaeuser Company	1-Day USD OBFR + 0.25%	Monthly	USD	580,247	May 2028	JPM	—	(76,121)	(76,121)
Receive	Wiwynn Corp.	1-Day USD OBFR + 0.50%	Monthly	USD	855,308	May 2028	JPM	—	(68,569)	(68,569)
Receive	Wolfspeed, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	707,923	May 2028	JPM	—	16,963	16,963
Receive	Zscaler, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	86,903	May 2028	JPM	—	(5,225)	(5,225)
Receive	Abercrombie & Fitch Company, Class A	1-Day USD OBFR + 0.25%	Monthly	USD	590,153	May 2033	MSI	—	44,118	44,118
Receive	Accton Technology Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	472,573	May 2033	MSI	—	23,766	23,766
Receive	Akero Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	220,892	May 2033	MSI	—	(19,090)	(19,090)
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alchip Technologies, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	751,629	May 2033	MSI	—	$78,231	$78,231
Receive	Alkermes PLC	1-Day USD OBFR + 0.25%	Monthly	USD	218,582	May 2033	MSI	—	4,259	4,259
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,039,956	May 2033	MSI	—	(28,656)	(28,656)
Receive	Amicus Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	548,020	May 2033	MSI	—	(35,631)	(35,631)
Receive	Apellis Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	218,875	May 2033	MSI	—	(31,542)	(31,542)
Receive	Ares Management Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	507,471	May 2033	MSI	—	(15,205)	(15,205)
Receive	Argenx SE, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	95,946	May 2033	MSI	—	(402)	(402)
Receive	ASPEED Technology, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	96,093	May 2033	MSI	—	—	—
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	533,010	May 2033	MSI	—	63,864	63,864
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,151,424	May 2033	MSI	—	(119,773)	(119,773)
Receive	Banca Mediolanum SpA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	119,203	May 2033	MSI	—	5,720	5,720
Receive	Banco BPM SpA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	77,941	May 2033	MSI	—	7,379	7,379
Receive	Banco de Sabadell SA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	267,918	May 2033	MSI	—	71,858	71,858
Receive	Bank of America Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	412,307	May 2033	MSI	—	(14,578)	(14,578)
Receive	BellRing Brands, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	974,911	May 2033	MSI	—	9,692	9,692
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	99,225	May 2033	MSI	—	(890)	(890)
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	254,721	May 2033	MSI	—	16,180	16,180
Receive	British American Tobacco PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	1,125,410	May 2033	MSI	—	71,584	71,584
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Broadcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,990,310	May 2033	MSI	—	$(24,370)	$(24,370)
Receive	Cadence Design Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	939,623	May 2033	MSI	—	(66,533)	(66,533)
Receive	Celldex Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	969,874	May 2033	MSI	—	(43,060)	(43,060)
Receive	Chipotle Mexican Grill, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,946,707	May 2033	MSI	—	147,051	147,051
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	398,094	May 2033	MSI	—	(1,875)	(1,875)
Receive	Dayforce, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	544,369	May 2033	MSI	—	14,330	14,330
Receive	Denali Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	231,920	May 2033	MSI	—	(31,702)	(31,702)
Receive	DigitalOcean Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	485,977	May 2033	MSI	—	(19,136)	(19,136)
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	189,060,000	May 2033	MSI	—	(219,386)	(219,386)
Receive	DraftKings, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,050,854	May 2033	MSI	—	(54,194)	(54,194)
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	81,341	May 2033	MSI	—	494	494
Receive	e.l.f. Beauty, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	661,116	May 2033	MSI	—	(6,858)	(6,858)
Receive	Edison International	1-Day USD OBFR + 0.25%	Monthly	USD	702,897	May 2033	MSI	—	39,483	39,483
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	473,125	May 2033	MSI	—	(16,932)	(16,932)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	16,593,120	May 2033	MSI	—	9,524	9,524
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	428,353	May 2033	MSI	—	13,133	13,133
Receive	EPAM Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	301,950	May 2033	MSI	—	(23,821)	(23,821)
Receive	Eugene Technology Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	776,219	May 2033	MSI	—	27,890	27,890
Receive	Evotec SE, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	273,002	May 2033	MSI	—	6,194	6,194
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Exact Sciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	655,395	May 2033	MSI	—	$(61,594)	$(61,594)
Receive	Fluor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	199,921	May 2033	MSI	—	(681)	(681)
Receive	Freshpet, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	997,397	May 2033	MSI	—	1,426	1,426
Receive	Genus PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	56,613	May 2033	MSI	—	1,368	1,368
Receive	HCA Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	626,870	May 2033	MSI	—	(26,248)	(26,248)
Receive	Hensoldt AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	470,740	May 2033	MSI	—	(40,478)	(40,478)
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	518,466	May 2033	MSI	—	31,923	31,923
Receive	Inspire Medical Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,143,593	May 2033	MSI	—	92,438	92,438
Receive	Insulet Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	584,091	May 2033	MSI	—	(7,981)	(7,981)
Receive	Japan Post Insurance Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	52,339,600	May 2033	MSI	—	(3,876)	(3,876)
Receive	Jeol, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	38,849,000	May 2033	MSI	—	(35,004)	(35,004)
Receive	JPMorgan Chase & Co.	1-Day USD OBFR + 0.25%	Monthly	USD	948,394	May 2033	MSI	—	465	465
Receive	KBC Group NV	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	6,919	May 2033	MSI	—	107	107
Receive	KKR & Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,375,592	May 2033	MSI	—	(42,738)	(42,738)
Receive	Kymera Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	254,658	May 2033	MSI	—	(6,253)	(6,253)
Receive	Kyverna Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	222,743	May 2033	MSI	—	(75,898)	(75,898)
Receive	Laboratory Corp of America Holdings	1-Day USD OBFR + 0.25%	Monthly	USD	138,544	May 2033	MSI	—	2,115	2,115
Receive	Lam Research Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	171,257	May 2033	MSI	—	(9,740)	(9,740)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Liberty Media Corp-Liberty Formula One, Series C	1-Day USD OBFR + 0.25%	Monthly	USD	204,175	May 2033	MSI	—	$5,782	$5,782
Receive	Live Nation Entertainment, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,430,901	May 2033	MSI	—	(158,854)	(158,854)
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	50,910	May 2033	MSI	—	(1,502)	(1,502)
Receive	MercadoLibre, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	796,859	May 2033	MSI	—	25,581	25,581
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	759,412	May 2033	MSI	—	(53,547)	(53,547)
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,735,850	May 2033	MSI	—	86,290	86,290
Receive	Morphic Holding, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	379,174	May 2033	MSI	—	(29,603)	(29,603)
Receive	Netflix, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,948,539	May 2033	MSI	—	(110,869)	(110,869)
Receive	Novo Nordisk A/S, Class B	1-Month DKK CIBOR + 0.30%	Monthly	DKK	18,826,284	May 2033	MSI	—	49,882	49,882
Receive	Omnicom Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,098,100	May 2033	MSI	—	25,392	25,392
Receive	On Holding AG, Class A	1-Day USD OBFR + 0.25%	Monthly	USD	2,650,174	May 2033	MSI	—	(43,588)	(43,588)
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	9,026,886	May 2033	MSI	—	(169)	(169)
Receive	PayPal Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	756,808	May 2033	MSI	—	44,669	44,669
Receive	Phillips 66	1-Day USD OBFR + 0.25%	Monthly	USD	734,465	May 2033	MSI	—	(82,016)	(82,016)
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,244,053	May 2033	MSI	$(55,807)	27,455	(28,352)
Receive	Praxis Precision Medicines, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	226,267	May 2033	MSI	—	5,782	5,782
Receive	QIAGEN NV	1-Day USD OBFR + 0.25%	Monthly	USD	209,071	May 2033	MSI	—	6,359	6,359
Receive	Rambus, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	483,269	May 2033	MSI	—	(35,285)	(35,285)
Receive	Regeneron Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	254,292	May 2033	MSI	—	(2,787)	(2,787)
Receive	ROBLOX Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	604,157	May 2033	MSI	—	(19,437)	(19,437)
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rotork PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	871,403	May 2033	MSI	—	$(9,052)	$(9,052)
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	788,549	May 2033	MSI	—	9,800	9,800
Receive	Sage Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	169,056	May 2033	MSI	—	(15,594)	(15,594)
Receive	Samsung Electro-Mechanics Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	748,990	May 2033	MSI	—	10,027	10,027
Receive	Sarepta Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,204,987	May 2033	MSI	—	82,435	82,435
Receive	SCREEN Holdings Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	131,825,360	May 2033	MSI	—	(96,196)	(96,196)
Receive	ServiceNow, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	214,857	May 2033	MSI	—	(12,870)	(12,870)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	20,423	May 2033	MSI	—	264	264
Receive	Shoals Technologies Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	220,590	May 2033	MSI	—	(7,308)	(7,308)
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	887,296	May 2033	MSI	—	19,170	19,170
Receive	Snowflake, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	709,055	May 2033	MSI	—	10,667	10,667
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	104,037,400	May 2033	MSI	—	8,887	8,887
Receive	Stevanato Group SpA	1-Day USD OBFR + 0.25%	Monthly	USD	273,803	May 2033	MSI	—	5,534	5,534
Receive	Storebrand ASA	1-Day NOK NOWA Compounded OIS + 0.30%	Monthly	NOK	4,895,203	May 2033	MSI	—	74,089	74,089
Receive	Structure Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	347,133	May 2033	MSI	—	15,752	15,752
Receive	Stryker Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,411,798	May 2033	MSI	—	(10,676)	(10,676)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Sumitomo Electric Industries, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	139,622,332	May 2033	MSI	—	$(10,662)	$(10,662)
Receive	Sumitomo Mitsui Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	115,287,300	May 2033	MSI	—	1,664	1,664
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	2,129,205	May 2033	MSI	—	(12,834)	(12,834)
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	2,496,809	May 2033	MSI	—	(98,444)	(98,444)
Receive	Take-Two Interactive Software, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,035,408	May 2033	MSI	—	(19,987)	(19,987)
Receive	Target Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,200,778	May 2033	MSI	—	(31,927)	(31,927)
Receive	The Azek Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	193,459	May 2033	MSI	—	(3,012)	(3,012)
Receive	The Bank Of Nagoya, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	17,056,000	May 2033	MSI	—	8,930	8,930
Receive	Topdanmark A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,708,200	May 2033	MSI	—	(756)	(756)
Receive	TransMedics Group, Inc.	1-Day USD OBFR	Monthly	USD	524,843	May 2033	MSI	—	11,324	11,324
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	284,978	May 2033	MSI	—	3,755	3,755
Receive	Twist Bioscience Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	543,463	May 2033	MSI	—	9,452	9,452
Receive	Ulvac, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	157,942,000	May 2033	MSI	—	(62,809)	(62,809)
Receive	Unicaja Banco SA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	224,348	May 2033	MSI	—	8,979	8,979
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	632,411	May 2033	MSI	—	1,318	1,318
Receive	Unity Software, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	254,927	May 2033	MSI	—	(2,222)	(2,222)
Receive	VanEck Gold Miners ETF	1-Day USD OBFR + 0.25%	Monthly	USD	1,113,732	May 2033	MSI	—	(15,699)	(15,699)
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Varonis Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	105,951	May 2033	MSI	—	$1,794	$1,794
Receive	Veracyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	233,002	May 2033	MSI	—	1,901	1,901
Receive	Will Semiconductor Company, Ltd., Class A	1-Day USD OBFR + 0.70%	Monthly	USD	478,692	May 2033	MSI	—	24,613	24,613
Receive	Wingstop, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,122,598	May 2033	MSI	—	148,837	148,837
Receive	WisdomTree, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	232,330	May 2033	MSI	—	(1,024)	(1,024)
Receive	Wise PLC, Class A	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	494,417	May 2033	MSI	—	(98,664)	(98,664)
Receive	Zoetis, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	766,523	May 2033	MSI	—	49,018	49,018
Receive	Zscaler, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	670,200	May 2033	MSI	—	(8,773)	(8,773)
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	929,779	May 2033	MSI	—	44,860	44,860
Receive	Eli Lilly & Company	1-Day USD OBFR + 0.25%	Monthly	USD	961,127	May 2033	MSI	—	55,557	55,557
Receive	Enphase Energy, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	233,908	May 2033	MSI	—	12,035	12,035
Receive	Mastercard, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,326,954	May 2033	MSI	—	(25,760)	(25,760)
Receive	Merck & Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	129,976	May 2033	MSI	—	2,839	2,839
Receive	Meta Platforms, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,341,617	May 2033	MSI	—	(190,807)	(190,807)
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	422,292	May 2033	MSI	—	(21,095)	(21,095)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	643,474	May 2033	MSI	—	21,910	21,910
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,416,474	May 2033	MSI	—	10,410	10,410
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	1,281,549	May 2033	MSI	—	(45,357)	(45,357)
Receive	Texas Instruments, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,066,137	May 2033	MSI	—	62,229	62,229
Receive	Uber Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,884,497	May 2033	MSI	—	(87,991)	(87,991)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Vertex Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	559,006	May 2033	MSI	—	$(10,283)	$(10,283)
								$(169,955)	$730,305	$560,350
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
BNP	BNP Paribas
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HONIA	Hong Kong Overnight Index Average Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NOWA	Norwegian Overnight Weighted Average
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SONIA	Sterling Overnight Interbank Average Rate
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STIBOR	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $432,569,458. Net unrealized appreciation aggregated to $38,133,076, of which $49,091,085 related to gross unrealized appreciation and $10,958,009 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $412,091,707) including $976,742 of securities loaned	$470,202,986
Affiliated investments, at value (Cost $999,202)	998,947
Total investments, at value (Cost $413,090,909)	471,201,933
Swap contracts, at value (net unamortized upfront payment of $(37,803))	6,866,988
Unrealized appreciation on forward foreign currency contracts	330,821
Foreign currency, at value (Cost $39,882)	40,274
Dividends and interest receivable	1,116,196
Receivable for fund shares sold	253,552
Receivable for investments sold	13,341,310
Receivable for securities lending income	4,079
Other assets	181,288
Total assets	493,336,441
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,076,849
Written options, at value (Premiums received $397,508)	298,662
Swap contracts, at value (net unamortized upfront payment of $132,152)	6,306,638
Payable for futures variation margin	26,277
Foreign capital gains tax payable	57,803
Payable for collateral on OTC derivatives	1,324,000
Payable for investments purchased	8,489,479
Payable for fund shares repurchased	908,990
Payable upon return of securities loaned	999,244
Payable to affiliates
Accounting and legal services fees	14,714
Transfer agent fees	26,592
Trustees’ fees	1,186
Other liabilities and accrued expenses	152,031
Total liabilities	19,682,465
Net assets	$473,653,976
Net assets consist of
Paid-in capital	$466,254,369
Total distributable earnings (loss)	7,399,607
Net assets	$473,653,976

42	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($19,760,345 ÷ 1,721,731 shares)[1]	$11.48
Class C ($1,342,389 ÷ 123,801 shares)[1]	$10.84
Class I ($241,669,216 ÷ 20,451,418 shares)	$11.82
Class R6 ($124,493,745 ÷ 10,396,432 shares)	$11.97
Class NAV ($86,388,281 ÷ 7,214,694 shares)	$11.97
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.08

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	43

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$4,090,418
Interest	2,092,160
Securities lending	11,921
Less foreign taxes withheld	(114,283)
Total investment income	6,080,216
Expenses
Investment management fees	3,640,557
Distribution and service fees	41,298
Accounting and legal services fees	50,039
Transfer agent fees	167,331
Trustees’ fees	7,051
Custodian fees	109,358
State registration fees	37,276
Printing and postage	22,004
Professional fees	87,005
Other	32,470
Total expenses	4,194,389
Less expense reductions	(19,686)
Net expenses	4,174,703
Net investment income	1,905,513
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	58,221,750
Affiliated investments	(52)
Futures contracts	(351,745)
Forward foreign currency contracts	119,733
Written options	543,750
Swap contracts	(27,015,493)
31,517,943
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	33,406,400
Affiliated investments	(255)
Futures contracts	(78,137)
Forward foreign currency contracts	(179,963)
Written options	185,545
Swap contracts	(10,870,569)
22,463,021
Net realized and unrealized gain	53,980,964
Increase in net assets from operations	$55,886,477
44	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,905,513	$5,749,897
Net realized gain (loss)	31,517,943	(23,211,213)
Change in net unrealized appreciation (depreciation)	22,463,021	50,104,710
Increase in net assets resulting from operations	55,886,477	32,643,394
Distributions to shareholders
From earnings
Class A	(639,760)	(322,770)
Class C	(39,832)	(67,590)
Class I	(8,112,480)	(21,284,340)
Class R6	(5,769,687)	(1,219,858)
Class NAV	(2,734,428)	(2,596,800)
Total distributions	(17,296,187)	(25,491,358)
From fund share transactions	(153,265,563)	(237,118,793)
Total decrease	(114,675,273)	(229,966,757)
Net assets
Beginning of period	588,329,249	818,296,006
End of period	$473,653,976	$588,329,249
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	45

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$10.66	$10.61	$12.73	$11.60	$11.02	$10.73
Net investment income (loss)[2]	0.03	0.04	(0.05)	(0.15)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	1.12	0.32	(1.25)	1.73	0.78	0.67
Total from investment operations	1.15	0.36	(1.30)	1.58	0.68	0.64
Less distributions
From net investment income	(0.33)	(0.31)	—	—	(0.10)	—
From net realized gain	—	—	(0.82)	(0.45)	—	(0.35)
Total distributions	(0.33)	(0.31)	(0.82)	(0.45)	(0.10)	(0.35)
Net asset value, end of period	$11.48	$10.66	$10.61	$12.73	$11.60	$11.02
Total return (%)[3,4]	11.11[5]	3.38	(10.69)	13.69	6.15	6.09
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$13	$11	$16	$12	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98[6]	1.95	1.93	1.97	2.00	1.98
Expenses including reductions	1.97[6]	1.94	1.92	1.96	1.99	1.97
Net investment income (loss)	0.46[6]	0.39	(0.47)	(1.18)	(0.87)	(0.25)
Portfolio turnover (%)	64	178	214	259	221	170

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
46	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$10.04	$10.01	$12.13	$11.16	$10.61	$10.42
Net investment loss[2]	(0.02)	(0.03)	(0.13)	(0.23)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments	1.08	0.29	(1.17)	1.65	0.74	0.64
Total from investment operations	1.06	0.26	(1.30)	1.42	0.57	0.54
Less distributions
From net investment income	(0.26)	(0.23)	—	—	(0.02)	—
From net realized gain	—	—	(0.82)	(0.45)	—	(0.35)
Total distributions	(0.26)	(0.23)	(0.82)	(0.45)	(0.02)	(0.35)
Net asset value, end of period	$10.84	$10.04	$10.01	$12.13	$11.16	$10.61
Total return (%)[3,4]	10.66[5]	2.66	(11.33)	12.86	5.33	5.39
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$3	$5	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.68[6]	2.65	2.63	2.67	2.70	2.68
Expenses including reductions	2.67[6]	2.64	2.62	2.66	2.69	2.67
Net investment loss	(0.29)[6]	(0.30)	(1.20)	(1.89)	(1.56)	(0.99)
Portfolio turnover (%)	64	178	214	259	221	170

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	47

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$10.98	$10.92	$13.04	$11.84	$11.24	$10.92
Net investment income (loss)[2]	0.04	0.08	(0.02)	(0.11)	(0.07)	—[3]
Net realized and unrealized gain (loss) on investments	1.17	0.33	(1.28)	1.76	0.80	0.67
Total from investment operations	1.21	0.41	(1.30)	1.65	0.73	0.67
Less distributions
From net investment income	(0.37)	(0.35)	—	—	(0.13)	—
From net realized gain	—	—	(0.82)	(0.45)	—	(0.35)
Total distributions	(0.37)	(0.35)	(0.82)	(0.45)	(0.13)	(0.35)
Net asset value, end of period	$11.82	$10.98	$10.92	$13.04	$11.84	$11.24
Total return (%)[4]	11.19[5]	3.79	(10.49)	14.00	6.57	6.36
Ratios and supplemental data
Net assets, end of period (in millions)	$242	$253	$691	$1,019	$616	$565
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68[6]	1.65	1.63	1.67	1.70	1.69
Expenses including reductions	1.67[6]	1.64	1.62	1.66	1.69	1.68
Net investment income (loss)	0.72[6]	0.73	(0.16)	(0.86)	(0.58)	—[7]
Portfolio turnover (%)	64	178	214	259	221	170

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
48	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$11.12	$11.06	$13.18	$11.95	$11.34	$11.00
Net investment income (loss)[2]	0.05	0.09	(0.01)	(0.10)	(0.06)	0.01
Net realized and unrealized gain (loss) on investments	1.18	0.33	(1.29)	1.78	0.81	0.68
Total from investment operations	1.23	0.42	(1.30)	1.68	0.75	0.69
Less distributions
From net investment income	(0.38)	(0.36)	—	—	(0.14)	—
From net realized gain	—	—	(0.82)	(0.45)	—	(0.35)
Total distributions	(0.38)	(0.36)	(0.82)	(0.45)	(0.14)	(0.35)
Net asset value, end of period	$11.97	$11.12	$11.06	$13.18	$11.95	$11.34
Total return (%)[3]	11.34[4]	3.86	(10.37)	14.22	6.62	6.50
Ratios and supplemental data
Net assets, end of period (in millions)	$124	$239	$40	$51	$37	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[5]	1.54	1.53	1.56	1.59	1.58
Expenses including reductions	1.56[5]	1.53	1.52	1.55	1.58	1.57
Net investment income (loss)	0.77[5]	0.82	(0.07)	(0.76)	(0.51)	0.12
Portfolio turnover (%)	64	178	214	259	221	170

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	49

CLASS NAV SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$11.12	$11.06	$13.18	$11.96	$11.35	$11.00
Net investment income (loss)[2]	0.05	0.09	—[3]	(0.10)	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	1.18	0.33	(1.30)	1.77	0.79	0.69
Total from investment operations	1.23	0.42	(1.30)	1.67	0.75	0.70
Less distributions
From net investment income	(0.38)	(0.36)	—	—	(0.14)	—
From net realized gain	—	—	(0.82)	(0.45)	—	(0.35)
Total distributions	(0.38)	(0.36)	(0.82)	(0.45)	(0.14)	(0.35)
Net asset value, end of period	$11.97	$11.12	$11.06	$13.18	$11.96	$11.35
Total return (%)[4]	11.35[5]	3.87	(10.38)	14.12	6.64	6.59
Ratios and supplemental data
Net assets, end of period (in millions)	$86	$81	$74	$57	$59	$134
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[6]	1.53	1.52	1.55	1.58	1.56
Expenses including reductions	1.55[6]	1.53	1.51	1.54	1.57	1.55
Net investment income (loss)	0.86[6]	0.82	0.01	(0.78)	(0.35)	0.13
Portfolio turnover (%)	64	178	214	259	221	170

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
50	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Seaport Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	51

the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$15,026,509	$12,187,248	$2,839,261	—
Consumer discretionary	22,640,531	16,824,552	5,815,979	—
Consumer staples	7,675,827	3,326,335	4,349,492	—
Energy	25,670,551	19,392,587	6,277,964	—
Financials	94,053,362	55,614,037	38,439,325	—
Health care	102,315,301	86,510,469	15,804,832	—
Industrials	17,101,855	6,217,305	10,884,550	—
52	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Information technology	$59,024,700	$49,528,101	$9,496,599	—
Materials	10,540,448	7,011,011	3,529,437	—
Real estate	1,556,597	615,390	941,207	—
Utilities	4,806,614	4,196,337	610,277	—
Exchange-traded funds	4,224,373	4,224,373	—	—
Purchased options	2,162,526	1,831,053	331,473	—
Corporate bonds	1,552,329	—	1,552,329	—
Short-term investments	102,850,410	29,553,851	73,296,559	—
Total investments in securities	$471,201,933	$297,032,649	$174,169,284	—
Derivatives:
Assets
Forward foreign currency contracts	$330,821	—	$330,821	—
Swap contracts	6,866,988	—	6,866,988	—
Liabilities
Futures	(15,059)	$(15,059)	—	—
Forward foreign currency contracts	(1,076,849)	—	(1,076,849)	—
Written options	(298,662)	(298,662)	—	—
Swap contracts	(6,306,638)	—	(6,306,638)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	53

the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2024, the fund loaned securities valued at $976,742 and received $999,244 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
54	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $2,880.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $52,628,536 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
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Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts.  Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2024, the fund used futures contracts to manage against changes in interest rates and to manage against changes in certain securities markets. The fund held futures contracts with USD notional values ranging from $1.2 million to $1.8 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that
56	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $53.7 million to $95.9 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended April 30, 2024, the fund used purchased options contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held purchased options contracts with market values ranging from $744,000 to $2.8 million, as measured at each quarter end.
During the six months ended April 30, 2024, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $226,000 to $310,000, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
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Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended April 30, 2024, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $509.8 million to $562.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(15,059)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$330,821	(1,076,849)
Equity	Unaffiliated investments, at value[2]	Purchased options	2,162,526	—
Equity	Written options, at value	Written options	—	(298,662)
Equity	Swap contracts, at value	Total return swaps	6,866,988	(6,306,638)
			$9,360,335	$(7,697,208)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
58	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$330,821	$(1,076,849)
Purchased options	331,473	—
Swap contracts	6,866,988	(6,306,638)
Totals	$7,529,282	$(7,383,487)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
BNP Paribas	$202,224	—	$202,224	$180,000	—	$22,224
Citibank, N.A.	12,940	$(11,713)	1,227	1,227	—	—
Deutsche Bank AG	—	(12,115)	(12,115)	—	—	(12,115)
Goldman Sachs International	2,088,121	(667,012)	1,421,109	1,064,000	—	357,109
JPMorgan Chase Bank, N.A.	2,494,026	(2,165,645)	328,381	—	—	328,381
Morgan Stanley & Co. International PLC	2,731,970	(4,527,001)	(1,795,031)	—	$1,795,031	—
Totals	$7,529,281	$(7,383,486)	$145,795	$1,245,227	$1,795,031	$695,599
[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Currency	—	—	$119,733	—	—	$119,733
Equity	$980,143	$(351,745)	—	$543,750	$(27,015,493)	(25,843,345)
Total	$980,143	$(351,745)	$119,733	$543,750	$(27,015,493)	$(25,723,612)

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Currency	—	—	$(179,963)	—	—	$(179,963)
Equity	$(92,863)	$(78,137)	—	$185,545	$(10,870,569)	(10,856,024)
Total	$(92,863)	$(78,137)	$(179,963)	$185,545	$(10,870,569)	$(11,035,987)

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.450% of the first $250 million of the fund’s average daily net assets; (b) 1.400% of the next $750 million of the fund’s average daily net assets; (c) 1.375% of the next $1 billion of the fund’s average daily net assets; and (d) 1.350% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
60	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$866
Class C	62
Class I	9,545
Class	Expense reduction
Class R6	$5,955
Class NAV	3,258
Total	$19,686

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 1.42% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,604 for the six months ended April 30, 2024. Of this amount, $239 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,365 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
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Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$33,291	$13,346
Class C	8,007	968
Class I	—	149,001
Class R6	—	4,016
Total	$41,298	$167,331
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,000,000	1	5.820%	$485
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,444,762	$16,035,326	933,208	$10,021,606
Distributions reinvested	56,628	616,108	28,137	294,036
Repurchased	(1,042,752)	(11,847,295)	(722,674)	(7,788,025)
Net increase	458,638	$4,804,139	238,671	$2,527,617
Class C shares
Sold	1,569	$16,503	2,268	$22,769
Distributions reinvested	3,202	32,982	5,498	54,484
Repurchased	(67,319)	(708,535)	(119,891)	(1,220,785)
Net decrease	(62,548)	$(659,050)	(112,125)	$(1,143,532)
62	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,927,285	$34,212,144	14,592,992	$160,910,222
Distributions reinvested	683,004	7,642,812	1,171,689	12,583,936
Repurchased	(6,195,252)	(71,509,948)	(56,023,787)	(616,158,715)
Net decrease	(2,584,963)	$(29,654,992)	(40,259,106)	$(442,664,557)
Class R6 shares
Sold	2,165,379	$25,337,894	22,085,321	$244,617,324
Distributions reinvested	52,179	591,184	106,341	1,155,922
Repurchased	(13,329,770)	(152,933,616)	(4,257,426)	(48,090,873)
Net increase (decrease)	(11,112,212)	$(127,004,538)	17,934,236	$197,682,373
Class NAV shares
Sold	382,149	$4,476,528	1,595,931	$17,825,931
Distributions reinvested	241,344	2,734,428	238,896	2,596,800
Repurchased	(683,392)	(7,962,078)	(1,236,757)	(13,943,425)
Net increase (decrease)	(59,899)	$(751,122)	598,070	$6,479,306
Total net decrease	(13,360,984)	$(153,265,563)	(21,600,254)	$(237,118,793)
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $251,798,676 and $428,411,755, respectively, for the six months ended April 30, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 18.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	18.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	63

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	99,927	—	$8,564,947	$(7,565,693)	$(52)	$(255)	$11,921	—	$998,947

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
64	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Seaport Long/Short Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	65

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
66	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Jennifer N. Berg, CFA
Bruce L. Glazer
Rebecca D. Sykes, CFA
Michael G. Toman
Keith E. White
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	67

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549370	437SA 4/24
6/2024

ITEM 2. CODE OF ETHICS.

Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable

(b)Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	June 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
-------------------------------
Kristie M. Feinberg
President
Date:	June 18, 2024
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 18, 2024